UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22747

ALPS SERIES TRUST
(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203
(Address of principal executive offices) (Zip code)

303.623.2577
(Registrant’s telephone number, including area code)

JoEllen L. Legg, Esq., Secretary
ALPS Series Trust
1290 Broadway, Suite 1100
Denver, CO 80203
(Name and address of agent for service)

Date of fiscal year end:     September 30

Date of reporting period:   October 1, 2015 – March 31, 2016

Item 1.   Reports to Stockholders.

CLARKSTON FUNDS

CLARKSTON PARTNERS FUND

SEMI-ANNUAL REPORT

MARCH 31, 2016

Shareholder Letter	2
Portfolio Update	4
Disclosure of Fund Expenses	7
Portfolio of Investments	8
Statement of Assets and Liabilities	10
Statement of Operations	11
Statements of Changes in Net Assets	12
Financial Highlights	13
Notes to Financial Statements	15
Additional Information	22

Item 1.	Reports to Stockholders.

Clarkston Partners Fund	Shareholder Letter

March 31, 2016 (Unaudited)

For the six months ended March 31, 2016, the Institutional Class of the Clarkston Partners Fund (the “Fund”) gained 7.24%, outperforming the Russell 2500TM Index (the “Index”), which gained only 3.68%.  Since its inception on September 15, 2015 through March 31, 2016, the Fund was up 4.02% versus a decline of -1.52% for the Index.

Performance was broad based as 15 of the total 26 holdings in the Fund gained more than 10% during the six-month period.  The Fund included eight holdings in the Producer Durables sector, which made up about 18% of the Fund.  Those eight holdings contributed over half of the performance (380 basis points). There was one company in the Materials & Processing sector; that holding gained over 31% and added more than 60 basis points to performance.  The Consumer Staples sector made up approximately 4% of the Fund and accounted for about 100 basis points of performance. No sector contributed negatively to performance during the period although some sectors contributed less to performance. The lowest contributors included the Health Care, Technology, and Consumer Discretionary sectors. The Health Care sector contributed 20 basis points, while the Technology and Consumer Discretionary sectors contributed 40 and 56 basis points, respectively. In addition, with a Fund weight of 33.76%, the largest, the Financial Services sector experienced the lowest total return at about 3.3%, but still contributed 128 basis points to performance. Some of the best individual performers were Actuant (ATU), Fastenal (FAST), and Graco (GGG). Collectively, these holdings contributed 230 basis points of performance during the period. Conversely, LPL Financial Holdings (LPLA) and Legg Mason (LM) were the only two negative contributors to performance, impacting the Fund by -148 basis points on a combined basis.

As absolute investors, we will not initiate new positions in the Fund unless the investment (at a minimum) meets our hurdle of a 10% internal rate of return (“IRR”) based on our assessment of the company’s normalized free cash flow relative to its current market value plus our estimate of organic growth. During most of 2015, we waited patiently for opportunities as few businesses in the Fund and on our “bench” exceeded our 10% IRR target. Furthermore, due to a lack of volatility, the valuations of the Fund’s existing positions remained relatively steady and we did not find many occasions to add to those positions.  Consequently, while 2015 was a busy year for analyzing businesses, few investments met the criteria of our strategy and there was little change in the composition of the Fund.  Hence, we waited patiently for opportunities to deploy cash.

That waiting ended abruptly in late 2015. The general market volatility facilitated by a global slowdown, falling commodity prices, and uncertainty surrounding Federal Reserve actions transformed into an outright sell-off in early January 2016.  The downward trajectory continued through mid-February as the Index hit a multi-year low on February 11, 2016.  On that day, the Index was down more than 15% for the year, while the Fund had fallen about 8%.

As a result, attractive investment opportunities finally presented themselves in the first quarter of 2016. The sell-off led to a sudden rise in IRRs for both our holdings and “bench” companies. While the average IRR for Fund holdings was just over 10% for most of 2015, it reached a more attractive level in the 12% range during the February lows. We capitalized on the opportunity by allocating seven percentage points of cash to two new and five existing holdings that had IRRs over 10%, bringing our cash position down from 26% to about 19%. Throughout the remainder of the quarter, the market recovered and IRRs for Fund holdings and our “bench” companies generally returned to levels closer to 10%. The subsequent market recovery and shareholder inflows allowed us to tax-efficiently raise the Fund’s cash position to approximately 25%.

2	www.clarkstonfunds.com

Clarkston Partners Fund	Shareholder Letter

March 31, 2016 (Unaudited)

While we cannot predict the future, we will continue to conduct in-depth research and analysis to seek to capitalize on investment opportunities in any market environment. We will remain true to our process and invest in high-quality businesses that we believe will provide attractive long-term returns to benefit shareholders.

Sincerely,

Jeffrey A. Hakala, CFA, CPA	Jerry W. Hakala, CFA	Jeremy J. Modell

The views and information discussed in this letter are as of the date of publication, are subject to change, and may not reflect the writer’s current views. The views expressed are those of the Fund’s adviser only, and represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice regarding a particular investment or markets in general. Such information does not constitute a recommendation to buy or sell specific securities or investment vehicles. It should not be assumed that any investment will be profitable or will equal the performance of the Fund or any securities or any sectors mentioned in this letter. The subject matter contained in this letter has been derived from several sources believed to be reliable and accurate at the time of compilation. Neither the Fund nor the Fund’s adviser accepts any liability for losses either direct or consequential caused by the use of this information.

One basis point is equal to 0.01% or 1/100th of 1%.

Not FDIC Insured – No Bank Guarantee – May Lose Value

Past performance does not guarantee future results. The performance contained in this letter is for the Institutional Class of the Fund. Performance of the Founders Class will differ. See page 4 for the full standardized performance.

Sector and holding weights are as of March 31, 2016.

ALPS Distributors, Inc. is not affiliated with Clarkston Capital Partners, LLC.

Semi-Annual Report | March 31, 2016	3

Clarkston Partners Fund	Portfolio Update

March 31, 2016 (Unaudited)

Top Ten Holdings (as a % of Net Assets)*

The Western Union Co.	5.73%
LPL Financial Holdings, Inc.	4.52%
Legg Mason, Inc.	4.50%
Willis Towers Watson PLC	4.46%
Brown & Brown, Inc.	4.40%
John Wiley & Sons, Inc., Class A	4.21%
Matthews International Corp., Class A	4.13%
Hillenbrand, Inc.	3.77%
Broadridge Financial Solutions, Inc.	3.66%
Federated Investors, Inc., Class B	3.63%
Top Ten Holdings	43.01%

Sector Allocation (as a % of Net Assets)*

Financial Services	33.76%
Producer Durables	18.26%
Consumer Discretionary	8.94%
Consumer Staples	4.13%
Energy	2.60%
Technology	2.03%
Materials & Processing	1.65%
Health Care	1.43%
Cash, Cash Equivalents, & Other Net Assets	27.20%
Total	100.00%

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio.

4	www.clarkstonfunds.com

Clarkston Partners Fund	Portfolio Update

March 31, 2016 (Unaudited)

Performance of a hypothetical $25,000 Initial Investment (at Inception* through March 31, 2016)

The graph shown above represents historical performance of a hypothetical investment of $25,000 in the Institutional Class. Due to differing expenses, performance of the Founders Class will vary. Past performance does not guarantee future results. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance (as of March 31, 2016)

	3 Month	6 Month	Since Inception*
Clarkston Partners Fund - Institutional	3.80%	7.24%	4.02%
Clarkston Partners Fund - Founders	3.90%	7.40%	4.17%
Russell 2500TM Index TR	0.39%	3.68%	-1.52%

The performance data quoted above represents past performance. Past performance is not a guarantee of future results. Investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund performance current to the most recent month-end is available by calling (844) 680-6562 or by visiting www.clarkstonfunds.com.

*	Fund’s inception date is September 15, 2015.

The Russell 2500TM Index TR measures the performance of the small to mid-cap segment of the U.S. equity universe, commonly referred to as “smid” cap. The Russell 2500TM Index is a subset of the Russell 3000® Index. It includes approximately 2,500 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2500TM Index is constructed to provide a comprehensive and unbiased barometer for the small to mid-cap segment. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indices.  Russell® is a trademark of Frank Russell Company.
Returns of less than 1 year are cumulative.

Semi-Annual Report | March 31, 2016	5

Clarkston Partners Fund	Portfolio Update

March 31, 2016 (Unaudited)

Indices are not actively managed and do not reflect a deduction for fees, expenses or taxes. An investor cannot invest directly in an index.

The returns shown above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

The total annual operating expenses and total annual operating expenses after fee waivers and/or reimbursement you may pay as an investor in the Fund’s Founders Class and Institutional Class shares (as reported in the January 28, 2016 Prospectus), are 1.09% and 0.88% and 1.24% and 1.03%, respectively. The Fund’s investment adviser has contractually agreed to limit expenses through January 31, 2017.

The Fund is new and has a limited operating history.

6	www.clarkstonfunds.com

Clarkston Partners Fund	Disclosure of Fund Expenses

March 31, 2016 (Unaudited)

Example. As a shareholder of the Clarkston Partners Fund (the “Fund”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on October 1, 2015 and held through March 31, 2016.

Actual Expenses. The first line under each class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period October 1, 2015 – March 31, 2016” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line under each class in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any transactional costs. Therefore, the second line under each class in the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value October 1, 2015	Ending Account Value March 31, 2016	Expense Ratio	Expenses Paid During Period October 1, 2015 - March 31, 2016(a)
Founders
Actual	$1,000.00	$1,074.00	0.85%	$4.41
Hypothetical (5% return before expenses)	$1,000.00	$1,020.75	0.85%	$4.29

Institutional Class
Actual	$1,000.00	$1,072.40	1.00%	$5.18
Hypothetical (5% return before expenses)	$1,000.00	$1,020.00	1.00%	$5.05

(a)
Expenses are equal to the annualized expense ratio shown above for the applicable class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), divided by 366.

Semi-Annual Report | March 31, 2016	7

Clarkston Partners Fund	Portfolio of Investments

March 31, 2016 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (72.80%)
Consumer Discretionary (8.94%)
Cable One, Inc.	7,000	$3,059,910
John Wiley & Sons, Inc., Class A	435,000	21,267,150
Matthews International Corp., Class A	405,000	20,845,350
Total Consumer Discretionary		45,172,410

Consumer Staples (4.13%)
McCormick & Co., Inc.	120,000	11,937,600
Post Holdings, Inc.(a)	130,000	8,940,100
Total Consumer Staples		20,877,700

Energy (2.60%)
NOW, Inc.(a)	740,000	13,112,800
Total Energy		13,112,800

Financial Services (33.76%)
Broadridge Financial Solutions, Inc.	312,000	18,504,720
Brown & Brown, Inc.	620,000	22,196,000
Equifax, Inc.	60,000	6,857,400
Federated Investors, Inc., Class B	635,000	18,319,750
Legg Mason, Inc.	655,000	22,715,400
LPL Financial Holdings, Inc.	920,000	22,816,000
Markel Corp.(a)	8,500	7,578,345
The Western Union Co.	1,500,000	28,935,000
Willis Towers Watson PLC	190,000	22,545,400
Total Financial Services		170,468,015

Health Care (1.43%)
Patterson Cos, Inc.	155,000	7,212,150
Total Health Care		7,212,150

Materials & Processing (1.65%)
Fastenal Co.	170,000	8,330,000
Total Materials & Processing		8,330,000

Producer Durables (18.26%)
Actuant Corp., Class A	600,000	14,826,000
CH Robinson Worldwide, Inc.	170,000	12,619,100
Cintas Corp.	80,000	7,184,800
Graco, Inc.	100,000	8,396,000
Hillenbrand, Inc.	635,000	19,018,250
IHS, Inc. Class A(a)	70,000	8,691,200
Landstar System, Inc.	210,000	13,568,100

See Notes to Financial Statements.

8	www.clarkstonfunds.com

Clarkston Partners Fund	Portfolio of Investments

March 31, 2016 (Unaudited)

	Shares	Value (Note 2)
Producer Durables (continued)
Waters Corp.(a)	60,000	$7,915,200
Total Producer Durables		92,218,650

Technology (2.03%)
Linear Technology Corp.	230,000	10,248,800
Total Technology		10,248,800

TOTAL COMMON STOCKS (Cost $354,433,187)		367,640,525

TOTAL INVESTMENTS (72.80%) (Cost $354,433,187)		$367,640,525

Other Assets In Excess Of Liabilities (27.20%)		137,374,800
NET ASSETS (100.00%)		$505,015,325

(a)	Non-income producing security.

Common Abbreviations:
PLC - Public Limited Company.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indices or ratings group indices and/or as defined by Fund management. This definition may not apply for purposes of this report, which may use a different classification system or may combine industry sub-classifications for reporting ease. Industries are shown as a percent of the Fund's net assets. (Unaudited)

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2016	9

Clarkston Partners Fund	Statement of Assets and Liabilities

March 31, 2016 (Unaudited)

ASSETS:
Investments, at value (Cost $354,433,187)	$367,640,525
Cash & Cash Equivalents	127,588,246
Receivable for shares sold	23,778,354
Dividends receivable	262,900
Prepaid offering costs	49,513
Total Assets	519,319,538

LIABILITIES:
Administration and transfer agency fees payable	60,135
Payable for investments purchased	13,744,305
Payable for shares redeemed	127,654
Payable to adviser	221,549
Payable for distribution and service fees	67,739
Payable for printing	13,873
Payable for professional fees	37,032
Payable to trustees	10,738
Payable to Chief Compliance Officer	5,000
Accrued expenses and other liabilities	16,188
Total Liabilities	14,304,213
NET ASSETS	$505,015,325

NET ASSETS CONSIST OF:
Paid-in capital (Note 5)	$491,291,926
Accumulated net investment income	497,163
Accumulated net realized gain on investments	18,898
Net unrealized appreciation on investments	13,207,338
NET ASSETS	$505,015,325

PRICING OF SHARES
Founders Class:
Net Asset Value, offering and redemption price per share	$10.40
Net Assets	$251,828,972
Shares of beneficial interest outstanding	24,222,377
Institutional Class:
Net Asset Value, offering and redemption price per share	$10.39
Net Assets	$253,186,353
Shares of beneficial interest outstanding	24,363,859

See Notes to Financial Statements.

10	www.clarkstonfunds.com

Clarkston Partners Fund	Statement of Operations

For the Six Months Ended March 31, 2016 (Unaudited)

INVESTMENT INCOME:
Dividends	$2,252,269
Total Investment Income	2,252,269

EXPENSES:
Investment advisory fees (Note 6)	1,153,218
Administration fees	105,155
Shareholder service fees
Institutional Class	100,715
Custodian fees	9,724
Legal fees	36,788
Audit and tax fees	8,828
Transfer agent fees	51,596
Trustees fees and expenses	22,395
Registration and filing fees	7,675
Printing fees	11,812
Chief Compliance Officer fees	15,000
Insurance expense	3,883
Offering costs	34,801
Other expenses	4,520
Total Expenses	1,566,110
Less fees waived/reimbursed by investment adviser
Founders Class (Note 6)	(135,872)
Institutional Class (Note 6)	(104,229)
Total fees waived/reimbursed by investment adviser	(240,101)
Net Expenses	1,326,009
NET INVESTMENT INCOME	926,260

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on:
Investments	18,898
Net realized gain	18,898

Change in unrealized appreciation on:
Investments	17,077,111
Net change	17,077,111

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	17,096,009
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$18,022,269

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2016	11

Clarkston Partners Fund	Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2016 (Unaudited)	For the Period Ended September 30, 2015 (a)
OPERATIONS:
Net investment income	$926,260	$2,530
Net realized gain on investments	18,898	–
Net change in unrealized appreciation/(depreciation) on investments	17,077,111	(3,869,773)
Net increase/(decrease) in net assets resulting from operations	18,022,269	(3,867,243)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
Founders Class	(243,684)	–
Institutional Class	(204,595)	–
Total distributions	(448,279)	–

BENEFICIAL SHARE TRANSACTIONS (Note 5):
Founders
Shares sold	117,468,666	130,613,687
Dividends reinvested	243,684	–
Shares redeemed	(4,312,170)	(466,361)
Net increase from beneficial share transactions	113,400,180	130,147,326
Institutional Class
Shares sold	258,723,797	25,010
Dividends reinvested	199,826	–
Shares redeemed	(11,187,561)	–
Net increase from beneficial share transactions	247,736,062	25,010
Net increase in net assets	378,710,232	126,305,093

NET ASSETS:
Beginning of period	126,305,093	–
End of period (including accumulated net investment income of $497,163 and $19,182)	$505,015,325	$126,305,093

(a)	Commenced operations on September 16, 2015.

See Notes to Financial Statements.

12	www.clarkstonfunds.com

Clarkston Partners Fund – Founders Class	Financial Highlights

For a Share Outstanding Throughout the periods Presented

	For the Six Months Ended March 31, 2016 (Unaudited)		For the Period Ended September 30, 2015(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$9.70		$10.00

INCOME/(LOSS) FROM OPERATIONS:
Net investment income(b)	0.04		0.00	(c)
Net realized and unrealized gain/(loss) on investments	0.68		(0.30)
Total from investment operations	0.72		(0.30)

LESS DISTRIBUTIONS:
From net investment income	(0.02)		–
Total Distributions	(0.02)		–
NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.70		(0.30)
NET ASSET VALUE, END OF PERIOD	$10.40		$9.70

TOTAL RETURN(d)	7.40%		(3.00%)

SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$251,829		$126,281

RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver	1.03	%(e)	1.81	%(e)
Operating expenses including reimbursement/waiver	0.85	%(e)	0.85	%(e)
Net investment income including reimbursement/waiver	0.72	%(e)	0.05	%(e)

PORTFOLIO TURNOVER RATE(f)	0	%(g)	0%

(a)	Commenced operations on September 16, 2015.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Less than $0.005 per share.
(d)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)	Annualized.
(f)	Portfolio turnover rate for periods less than one full year have not been annualized.
(g)	Less than 0.5%.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2016	13

Clarkston Partners Fund – Institutional Class	Financial Highlights

For a Share Outstanding Throughout the periods Presented

	For the Six Months Ended March 31, 2016 (Unaudited)		For the Period Ended September 30, 2015(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$9.70		$10.00

INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)(b)	0.03		(0.00	)(c)
Net realized and unrealized gain/(loss) on investments	0.67		(0.30)
Total from investment operations	0.70		(0.30)

LESS DISTRIBUTIONS:
From net investment income	(0.01)		–
Total Distributions	(0.01)		–
NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.69		(0.30)
NET ASSET VALUE, END OF PERIOD	$10.39		$9.70

TOTAL RETURN(d)	7.24%		(3.00%)

SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$253,186		$24

RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver	1.16	%(e)	1.96	%(e)
Operating expenses including reimbursement/waiver	1.00	%(e)	1.00	%(e)
Net investment income/(loss) including reimbursement/waiver	0.55	%(e)	(0.10%	)(e)

PORTFOLIO TURNOVER RATE(f)	0	%(g)	0%

(a)	Commenced operations on September 16, 2015.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Less than $(0.005) per share.
(d)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)	Annualized.
(f)	Portfolio turnover rate for periods less than one full year have not been annualized.
(g)	Less than 0.5%.

See Notes to Financial Statements.

14	www.clarkstonfunds.com

Clarkston Partners Fund	Notes to Financial Statements

March 31, 2016 (Unaudited)
1. ORGANIZATION

ALPS Series Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).  As of March 31, 2016, the Trust had 8 registered funds.  This semi-annual report describes the Clarkston Partners Fund (the “Fund”). The Fund’s investment objective is to achieve long-term capital appreciation. The Fund currently offers Founders Class shares and Institutional Class shares. Each share class has identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. The Board of Trustees (the “Board”) may establish additional funds and classes of shares at any time in the future without shareholder approval.

As a newly organized entity, the Fund has limited operating history. The Fund did not have any operations before September 16, 2015, other than those relating to the sale and issuance of the Fund’s initial Institutional Class shares and Founders Class shares to ALPS Fund Services, Inc. (“ALPS”), the Fund’s Administrator and Transfer Agent. ALPS is an affiliate of ALPS Distributors, Inc., the Fund’s principal underwriter.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”).  The Fund is considered an investment company for financial reporting purposes.  The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period.  Actual results could differ from those estimates.  The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

Semi-Annual Report | March 31, 2016	15

Clarkston Partners Fund	Notes to Financial Statements

March 31, 2016 (Unaudited)

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

16	www.clarkstonfunds.com

Clarkston Partners Fund	Notes to Financial Statements

March 31, 2016 (Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2016:

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Consumer Discretionary	$45,172,410	$–	$–	$45,172,410
Consumer Staples	20,877,700	–	–	20,877,700
Energy	13,112,800	–	–	13,112,800
Financial Services	170,468,015	–	–	170,468,015
Health Care	7,212,150	–	–	7,212,150
Materials & Processing	8,330,000	–	–	8,330,000
Producer Durables	92,218,650	–	–	92,218,650
Technology	10,248,800	–	–	10,248,800
Total	$367,640,525	$–	$–	$367,640,525

The Fund recognizes transfers between levels as of the end of the period. For the period ended March 31, 2016, the Fund did not have any transfers between Level 1 and Level 2 securities. There were no Level 3 securities held during the period.

Offering Costs: The Fund incurred offering costs during the period ended March 31, 2016. These offering costs, including fees for printing initial prospectuses, legal and registration fees, are being amortized over the first twelve months from the inception date of the Fund. Amounts amortized during the six-month period ended March 31, 2016 are shown on the Fund’s Statement of Operations and amounts that remain to be amortized are shown on the Fund’s Statement of Assets and Liabilities.

Trust Expenses: Some expenses of the Trust can be directly attributed to the Fund. Expenses that cannot be directly attributed to the Fund are apportioned among all funds in the Trust based on average net assets of each fund.

Fund Expenses: Some expenses can be directly attributed to the Fund and are apportioned among the classes based on average net assets of each class.

Class Expenses: Expenses that are specific to a class of shares are charged directly to that share class. Fees provided under the shareholder service plan for a particular class of the Fund are charged to the operations of such class.

Federal Income Taxes: The Fund complies with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains, if any, each year so that it will not be subject to excise tax on undistributed income and gains. The Fund is not subject to income taxes to the extent such distributions are made.

Semi-Annual Report | March 31, 2016	17

Clarkston Partners Fund	Notes to Financial Statements

March 31, 2016 (Unaudited)

As of and during the period ended March 31, 2016, the Fund did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Fund files U.S. federal, state and local income tax returns as required.  The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns.  If applicable, the Fund’s administrator has analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of March 31, 2016, no provision for income tax is required in the Fund’s financial statements related to these tax positions.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date, or for certain foreign securities, as soon as information is available to the Fund. All of the realized and unrealized gains and losses and net investment income are allocated daily to each class in proportion to its average daily net assets.

Distributions to Shareholders: The Fund normally pays dividends, if any, and distributes capital gains, if any, on an annual basis.  Income dividend distributions are derived from interest and other income the Fund receives from its investments, including short-term capital gains. Long-term capital gain distributions are derived from gains realized when the Fund sells a security it has owned for more than one year. The Fund may make additional distributions and dividends at other times if its portfolio manager or managers believe doing so may be necessary for the Fund to avoid or reduce taxes. Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes.

3. TAX BASIS INFORMATION

Tax Basis of Distributions to Shareholders: The character of distributions made during the period from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes.  Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end. Accordingly, tax basis balances have not been determined as of the date of the semi-annual.

There were no distributions paid by the Fund for the fiscal period ended September 30, 2015.

Unrealized Appreciation and Depreciation on Investments:  As of March 31, 2016, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized depreciation for Federal tax purposes were as follows:

Gross unrealized appreciation (excess of value over tax cost)	$24,491,874
Gross unrealized depreciation (excess of tax cost over value)	(11,284,536)
Net unrealized appreciation	$13,207,338
Cost of investments for income tax purposes	$354,433,187

18	www.clarkstonfunds.com

Clarkston Partners Fund	Notes to Financial Statements

March 31, 2016 (Unaudited)

4. SECURITIES TRANSACTIONS

Purchases and sales of securities, excluding short‐term securities, during the period ended March 31, 2016 were as follows:

Purchases of Securities	Proceeds from Sales of Securities
$260,302,823	$1,110,360

5. BENEFICIAL SHARE TRANSACTIONS

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. Holders of the shares of the Fund have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are transferable and redeemable at the option of the shareholder. Shares have no pre-emptive rights. Neither the Fund nor any of its creditors has the right to require shareholders to pay any additional amounts solely because the shareholder owns the shares.

Transactions in common shares were as follows:

	For the Six Months Ended March 31, 2016 (Unaudited)	For the Period Ended September 30, 2015(a)
Founders
Shares sold	11,620,760	13,062,845
Shares issued in reinvestment of distributions to shareholders	24,396	–
Shares redeemed	(438,529)	(47,095)
Net increase in shares outstanding	11,206,627	13,015,751
Institutional Class
Shares sold	25,495,468	2,501
Shares issued in reinvestment of distributions to shareholders	19,999	–
Shares redeemed	(1,154,109)	–
Net increase in shares outstanding	24,361,358	2,501

(a)	Commenced operations on September 16, 2015.

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. Approximately 94% of the Fund’s shares outstanding are held within two omnibus accounts. Share transaction activities of these shareholders could have a material impact on the Fund.

Semi-Annual Report | March 31, 2016	19

Clarkston Partners Fund	Notes to Financial Statements

March 31, 2016 (Unaudited)

6. MANAGEMENT AND RELATED PARTY TRANSACTIONS

Investment Advisory: Clarkston Capital Partners, LLC (“Clarkston” or the “Adviser”), subject to the authority of the Board, is responsible for the overall management and administration of the Fund’s business affairs. The Adviser manages the investments of the Fund in accordance with the Fund’s investment objective, policies and limitations and investment guidelines established jointly by the Adviser and the Board.

Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser, the Fund pays the Adviser an annual management fee of 0.80% based on the Fund’s average daily net assets. The management fee is paid on a monthly basis. The initial term of the Advisory Agreement is two years. The Board may extend the Advisory Agreement for additional one-year terms. The Board and shareholders of the Fund may terminate the Advisory Agreement upon 30 days’ written notice. The Adviser may terminate the Advisory Agreement upon 60 days’ notice.

Pursuant to a fee waiver letter agreement (the “Fee Waiver Agreement”), the Adviser has contractually agreed to limit the amount of the Fund’s Total Annual Fund Operating Expenses, exclusive of shareholder servicing fees, brokerage expenses, interest expenses, acquired fund fees and expenses, taxes and extraordinary expenses, to an annual rate of 0.85% of the Fund’s average daily net assets for each of the Founders Class shares and the Institutional Class shares.  The Fee Waiver Agreement is in effect through January 31, 2017.  The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Fee Waiver Agreement to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in the Fee Waiver Agreement.  The Fund will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year in which the fees and expense were deferred. The Adviser may not discontinue this waiver without the approval of the Trust's Board.

For the six-month period ended March 31, 2016, the fee waivers and/or reimbursements were $135,872 and $104,229 for the Founders Class and Institutional Class, respectively.

As of September 30, 2015, the balance of recoupable expenses was $50,396 and $10 for the Founders Class and Institutional Class, respectively, and will expire in 2018.

Administrator: ALPS Fund Services, Inc. (“ALPS”) (an affiliate of ALPS Distributors, Inc.) serves as administrator to the Fund.  The Fund has agreed to pay expenses incurred in connection with its administrative activities. Pursuant to the Administration, Bookkeeping and Pricing Services Agreement with the Trust, ALPS will provide operational services to the Fund including, but not limited to, fund accounting and fund administration and generally assist in the Fund’s operations. The Fund’s administration fee is accrued on a daily basis and paid monthly. The officers of the Trust are employees of ALPS.  Administration fees paid by the Fund for the period ended March 31, 2016 are disclosed in the Statement of Operations.

ALPS is reimbursed by the Fund for certain out of pocket expenses.

Transfer Agent: ALPS serves as transfer agent for the Fund under a Transfer Agency and Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Fund plus fees for open and closed accounts and is reimbursed for certain out-of-pocket expenses.

20	www.clarkstonfunds.com

Clarkston Partners Fund	Notes to Financial Statements

March 31, 2016 (Unaudited)

Compliance Services: ALPS provides services as the Fund’s Chief Compliance Officer to monitor and test the policies and procedures of the Fund in conjunction with requirements under Rule 38a-1 of the 1940 Act pursuant to a Chief Compliance Officer Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Fund and is reimbursed for certain out-of-pocket expenses.

Distribution: ALPS Distributors, Inc. (the “Distributor”) (an affiliate of ALPS) acts as the principal underwriter of the Fund’s shares pursuant to a Distribution Agreement with the Trust.  Shares of the Fund are offered on a continuous basis through the Distributor, as agent of the Fund.  The Distributor is not obligated to sell any particular amount of shares and is not entitled to any compensation for its services as the Fund’s principal underwriter pursuant to the Distribution Agreement.

The Fund has adopted a shareholder services plan (“Shareholder Services Plan”) for its Institutional Class. Under the Shareholder Services Plan, the Fund is authorized to pay banks and their affiliates and other institutions, including broker-dealers and Fund affiliates (“Participating Organizations”), an aggregate fee in an amount not to exceed on an annual basis 0.15% of the average daily net asset value of the Institutional Class shares attributable to or held in the name of a Participating Organization for its clients as compensation for providing shareholder service activities, which do not include distribution services, pursuant to an agreement with a Participating Organization. Shareholder Services plan fees are included with other expenses on the Statement of Operations.

7. TRUSTEES

As of March 31, 2016, there were four Trustees, three of whom are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”). The Independent Trustees receive a quarterly retainer of $4,000, plus $2,000 for each regular Board or Committee meeting attended, $2,000 for each special telephonic Board or Committee meeting attended and $2,000 for each special in-person Board meeting attended. The Independent Trustees are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings and for meeting-related expenses. Officers of the Trust and Trustees who are interested persons of the Trust receive no salary or fees from the Trust.

8. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

Semi-Annual Report | March 31, 2016	21

Clarkston Partners Fund	Additional Information

March 31, 2016 (Unaudited)

1. PROXY VOTING POLICIES AND VOTING RECORD

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, (i) by calling the Fund (toll‐free) at 1‐844-680-6562 or (ii) on the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12‐month period ended June 30 is available (i) without charge, upon request, by calling the Fund (toll‐free) at 1‐844-680-6562 or (ii) on the SEC’s website at http://www.sec.gov.

2. PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N‐Q. The Fund’s Forms N‐Q are available on the SEC website at http://www.sec.gov. The Fund’s Forms N‐Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1‐800‐SEC‐0330.

22	www.clarkstonfunds.com

Intentionally Left Blank

Clarkston Funds

This material must be preceded or accompanied by a prospectus. The Clarkston Funds are distributed by ALPS Distributors, Inc.

COGNIOS CAPITAL

COGNIOS MARKET NEUTRAL LARGE CAP FUND

Investor Class **COGMX**
Institutional Class **COGIX**

SEMI-ANNUAL
MARCH 31, 2016

Shareholder Letter	1
Portfolio Update	4
Disclosure of Fund Expenses	7
Portfolio of Investments	8
Statement of Assets and Liabilities	15
Statement of Operations	16
Statements of Changes in Net Assets	17
Statement of Cash Flows	18
Financial Highlights	20
Notes to Financial Statements	24
Additional Information	32

1-855-254-6467  |  www.cogniosfunds.com

Cognios Market Neutral Large Cap Fund

Shareholder Letter	March 31, 2016 (Unaudited)

Dear Shareholder,

Thank you for investing in the Cognios Market Neutral Large Cap Fund (the “Fund”) and for taking the time to review our Semi-Annual Report for the six months ended March 31, 2016. We value this opportunity to offer insight into the Fund’s investment strategy and to offer commentary on the Fund’s performance and overall market conditions.

The Cognios Market Neutral Large Cap Fund employs a beta-adjusted market neutral investment strategy that seeks to provide investors with returns that are non-correlated to, or independent of, the returns of the global equity and fixed income markets. By attempting to hedge out all of the market Beta, the Fund’s returns over time should be essentially “pure Alpha” (i.e., Alpha is the excess return of a portfolio after considering its Beta exposure.) Additionally, by hedging out the general market movements in this Beta-adjusted market neutral fashion, we believe that the total returns of the Fund will be independent of those broad “systemic” risk factors and macro events that move the entire stock market either positively or negatively over time.

Also, as you have already been notified, effective April 1, 2015, the annual total operating expense ratio (after waivers) of the Fund was reduced as we believe this is in the best interest of the Fund’s shareholders and aligns with Cognios’ long-term value proposition in helping to ensure that all investors have greater access to the strategies needed to diversify their portfolios.

Below you will find performance updates for the Fund.

During the six months ended March 31, 2016, the total return for the Institutional Class Shares (COGIX) was 7.55% and the total return for the Investor Class Shares (COGMX) was 7.41%. Over the same period, the HFRX Equity Market Neutral Index declined -1.74%, while the S&P 500 Index gained 8.49% on a total return basis. Like 2015, 2016 has thus far proven to be a difficult and volatile year in the equity market. Calendar year-to-date March 31, 2016, COGIX shares gained 6.75% and COGMX shares gained 6.60% while the HFRX Equity Market Neutral Index declined -2.59% and the S&P 500 gained only 1.35%.

Regarding market performance, we still believe that valuations are elevated relative to historical norms. Worse yet, earnings per share for the S&P 500 have been declining. According to S&P Capital IQ, earnings per share for the S&P 500 declined in each calendar quarter in 2015 when compared to the corresponding quarter in 2014. S&P Capital IQ also expects this decline to continue in calendar Q1 of 2016 based on earnings estimates as of April 11, 2016. With earnings per share declining, the already elevated price-to-earnings ratio for the S&P 500 Index will expand even if the Index is unchanged. Because of elevated valuations, declining earnings, increased volatility and the potential for rising interest rates, an allocation to market neutral equity strategies may make sense for investors looking to further diversify their portfolios.

Over the course of the six months ended March 31, 2016, the Fund held eighty-two long positions and one hundred sixty-five short positions. Sixty-one of the eighty-two long positions were profitable and forty-five of the one hundred sixty-five short positions were profitable for the period. Total gains generated by the long positions were $6,666,548 offset by $3,751,785 of losses generated by the short positions during the period. The long positions generated a 20.7% gain on average equity capital while the short positions generated losses of 11.7% on average equity capital. The table below displays the top five most profitable long and short positions for the six months ended March 31, 2016.

Semi‐Annual Report | March 31, 2016	1

Cognios Market Neutral Large Cap Fund

Shareholder Letter	March 31, 2016 (Unaudited)

Ticker	Longs Company	Profits	Ticker	Shorts Company	Profits
VRSN	Verisign, Inc.	$504,976	ENDP	Endo International, PLC	$261,494
PM	Philip Morris International	$467,595	WMB	Williams Companies, Inc.	$178,840
GIS	General Mills, Inc.	$411,018	REGN	Regeneron Pharmaceuticals	$87,866
MMM	3M Company	$407,463	BHI	Baker Hughes, Inc.	$54,894
CPB	Campbell Soup Company	$370,912	CELG	Celgene Corp.	$54,158

The performance data is obviously important; but since the portfolio is hedged and designed to be market neutral, the independence of the performance versus the S&P 500 Index is also very important. Beta, Alpha, Correlation and R Squared are statistics that are commonly used to measure this independence. We track these measures on a monthly basis (39 data points) and the data is presented in the tables below:

	Beta to the S&P 500	Annualized Alpha to the S&P 500
COGIX	0.10	6.14%
COGMX	0.10	5.85%

	Correlation of Returns to the S&P 500 Index	R Squared of Returns to the S&P 500 Index[1]
COGIX	15.4%	2.3%
COGMX	15.7%	2.4%

As the tables above indicates, Beta, Correlation and R Squared are all low, meaning that the performance of the Fund is statistically independent of the performance of the S&P 500 Index. Meanwhile, the Alpha of the Fund is positive and improved by 3.24% for COGIX and COGMX shares compared to September 30, 2015, the date of our last shareholder letter. We hope that this statistic continues to move higher in the future with improved performance that continues to be independent of the S&P 500 Index.

We at Cognios look forward to future opportunities to connect with our shareholders. We strive to continuously add value to your investment experience by providing access to fund information, portfolio updates and straightforward commentary.

If you have any questions regarding the Cognios Market Neutral Large Cap Fund, please contact your account manager or financial adviser, or call one of our shareholder associates at 855-254-6467. We also invite you to visit Cognios' website at www.cognios.com to learn more about our firm, our team and our values.

2	www.cogniosfunds.com

Cognios Market Neutral Large Cap Fund

Shareholder Letter	March 31, 2016 (Unaudited)

We thank you for investing with Cognios and for the trust you have placed in us.

Sincerely,

Jonathan Angrist	Brian Machtley	Francisco Bido

Portfolio Managers
Cognios Capital, LLC

[1]	R Squared is the coefficient of determination and indicates how well data points fit in a model. In the example in the above table, 2.3% of the monthly movement in share price of COGIX can be explained by the movement of the S&P 500 Index.

Beta is a measure of the volatility, or systematic risk, of a security or a portfolio in comparison to the market as a whole.

Correlation is a statistical measure of how two securities move in relation to each other.

Earnings per share (EPS) is the portion of a company's profit allocated to each outstanding share of common stock.

Price-to-earnings ratio (P/E Ratio) is the ratio for valuing a company that measures its current share price relative to its per-share earnings

The views and information discussed in this commentary are as of the date of publication, are subject to change, and may not reflect the writer’s current views. The views expressed are those of the Fund’s adviser only, and represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice regarding a particular investment or markets in general. Such information does not constitute a recommendation to buy or sell specific securities or investment vehicles. It should not be assumed that any investment will be profitable or will equal the performance of the fund(s) or any securities or any sectors mentioned in this letter. The subject matter contained in this letter has been derived from several sources believed to be reliable and accurate at the time of compilation. Neither the Fund nor the Adviser accepts any liability for losses either direct or consequential caused by the use of this information.

Not FDIC Insured – No Bank Guarantee – May Lose Value

Past performance does not guarantee future results.

ALPS Distributors, Inc. is not affiliated with Cognios Capital, LLC.

Semi‐Annual Report | March 31, 2016	3

Cognios Market Neutral Large Cap Fund

Portfolio Update	March 31, 2016 (Unaudited)

Performance (as of March 31, 2016)

	3 Month	6 Month	1 Year	3 Year	Since Inception*
Cognios Market Neutral Large Cap Fund - Investor	6.60%	7.41%	11.31%	8.65%	7.13%
Cognios Market Neutral Large Cap Fund - Institutional	6.75%	7.55%	11.55%	8.90%	7.39%
S&P 500® Total Return Index(a)	1.35%	8.49%	1.78%	11.82%	14.37%
HFRX Equity Market Neutral Index(b)	-2.59%	-1.74%	1.02%	2.50%	2.48%

The performance data quoted above represents past performance. Past performance is not a guarantee of future results. Investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund performance current to the most recent month-end is available by calling 855.254.6467 or by visiting www.cogniosfunds.com.

*	Fund’s inception date is December 31, 2012.

(a)	The S&P 500® Total Return Index is an unmanaged index of 500 common stocks chosen for the market size, liquidity and industry group representation. It is a market-value weighted index.

(b)	The HFRX Equity Market Neutral Index is a common benchmark for long/ short market neutral hedge funds (funds traditionally only available to high net-worth accredited and institutional investors that are also "qualified clients" as defined by the SEC).

Returns of less than 1 year are cumulative.

Indices are not actively managed and do not reflect deduction for fees, expenses or taxes. An investor cannot invest directly into an index.

The returns shown above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

The total annual operating expenses and total annual operating expenses after fee waivers and/or reimbursement you may pay as an investor in the Fund's Investor Class and Institutional Class shares (as reported in the January 28, 2016 Prospectus) are 5.92% and 3.97% and 5.68% and 3.72% respectively. Total Annual Fund Operating Expenses excluding Dividend Expense (dividends paid on borrowed securities), Borrowing Costs and Brokerage Expenses on Securities Sold Short are: Investor Class 3.90 % Institutional Class 3.66%, while Total Annual Operating Expenses After Fee Waiver/Expense Reimbursement excluding Dividend Expenses, Borrowing Costs and Brokerage Expenses on securities sold short are: Investor Class 1.95% Institutional Class 1.70%. The Fund’s investment adviser has contractually agreed to limit expenses through January 31, 2017.

4	www.cogniosfunds.com

Cognios Market Neutral Large Cap Fund

Portfolio Update	March 31, 2016 (Unaudited)

Performance of $10,000 Initial Investment (as of March 31, 2016)

The graph shown above represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Past performance does not guarantee future results. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Sector Allocation (as a % of Net Assets)*

Basic Materials - Long	0.59%
Basic Materials (Short)	-6.23%
Communications - Long	10.51%
Communications (Short)	-7.40%
Consumer Cyclical - Long	7.98%
Consumer Cyclical (Short)	-14.16%
Consumer Non-cyclical - Long	41.61%
Consumer Non-cyclical (Short)	-7.01%
Energy - Long	4.69%
Energy (Short)	-19.51%
Financials - Long	2.61%
Financials (Short)	-11.93%
Industrials - Long	23.16%
Industrials (Short)	-6.96%
Technology - Long	22.09%
Technology (Short)	-8.97%
Utilities - Long	1.25%
Cash, Cash Equivalents, & Other Net Assets	67.68%
TOTAL	100.00%

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio. Table presents indicative values only.

Semi‐Annual Report | March 31, 2016	5

Cognios Market Neutral Large Cap Fund

Portfolio Update	March 31, 2016 (Unaudited)

Top 10 Long Positions (as a % of Net Assets)*

Security	Ticker	Weight
Gilead Sciences, Inc.	GILD	5.75%
DaVita HealthCare Partners, Inc.	DVA	5.45%
F5 Networks, Inc.	FFIV	5.38%
United Parcel Service, Inc. - Class B	UPS	5.36%
General Mills, Inc.	GIS	5.33%
Philip Morris International, Inc.	PM	5.33%
Dun & Bradstreet Corp.	DNB	5.23%
3M Co.	MMM	5.20%
VeriSign, Inc.	VRSN	5.12%
CA, Inc.	CA	5.12%

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio. Table presents indicative values only.

6	www.cogniosfunds.com

Cognios Market Neutral Large Cap Fund

Disclosure of Fund Expenses	March 31, 2016 (Unaudited)

Examples. As a shareholder of the Cognios Market Neutral Large Cap Fund (the “Fund”), you incur two types of costs: (1) transaction costs, (2) ongoing costs, including management fees, distribution and service (12b-1) fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on October 1, 2015 and held through March 31, 2016.

Actual Expenses. The first line under each class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period October 1, 2015 – March 31, 2016” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line under each class in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line under each class in the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value October 1, 2015	Ending Account Value March 31, 2016	Expense Ratio(a)	Expenses Paid During Period October 1, 2015 - March 31, 2016(b)
Investor Class
Actual	$1,000.00	$1,074.10	4.13%	$21.42
Hypothetical (5% return before expenses)	$1,000.00	$1,004.35	4.13%	$20.70

Institutional Class
Actual	$1,000.00	$1,075.50	3.88%	$20.13
Hypothetical (5% return before expenses)	$1,000.00	$1,005.60	3.88%	$19.45

(a)	Annualized, based on the Fund's most recent fiscal half-year expenses. Expense ratio excluding interest expense and dividends paid on borrowed securities is 1.95% and 1.70% for Investor Class and Institutional Class, respectively.
(b)	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), divided by 366.

Semi‐Annual Report | March 31, 2016	7

Cognios Market Neutral Large Cap Fund

Portfolio of Investments	March 31, 2016 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (114.49%)
Basic Materials (0.59%)
LyondellBasell Industries NV - Class A(a)	4,958	$424,306
Total Basic Materials		424,306

Communications (10.51%)
F5 Networks, Inc.(a)(b)	36,615	3,875,698
VeriSign, Inc.(a)(b)	41,675	3,689,904
Total Communications		7,565,602

Consumer Cyclical (7.98%)
American Airlines Group, Inc.(a)	9,501	389,636
Autozone, Inc.(a)(b)	2,276	1,813,266
Delta Air Lines, Inc.(a)	8,067	392,701
GameStop Corp. - Class A(a)	12,839	407,381
McDonald's Corp.(a)	15,076	1,894,752
Nordstrom, Inc.(a)	7,689	439,888
United Continental Holdings, Inc.(a)(b)	6,802	407,168
Total Consumer Cyclical		5,744,792

Consumer Non-cyclical (41.61%)
Altria Group, Inc.(a)	28,754	1,801,726
AmerisourceBergen Corp.(a)	4,556	394,322
Campbell Soup Co.(a)	29,036	1,852,207
Cintas Corp.(a)	20,873	1,874,604
Danaher Corp.(a)	4,271	405,147
DaVita HealthCare Partners, Inc.(a)(b)	53,438	3,921,280
Express Scripts Holding Co.(a)(b)	50,828	3,491,375
General Mills, Inc.(a)	60,583	3,837,933
Gilead Sciences, Inc.(a)	45,032	4,136,640
Kellogg Co.(a)	24,017	1,838,501
Philip Morris International, Inc.(a)	39,102	3,836,297
Robert Half International, Inc.(a)	44,672	2,080,822
United Rentals, Inc.(a)(b)	7,844	487,818
Total Consumer Non-cyclical		29,958,672

Energy (4.69%)
Devon Energy Corp.(a)	21,098	578,929
Ensco PLC - Class A(a)	49,033	508,472
Helmerich & Payne, Inc.(a)	7,410	435,115
Southwestern Energy Co.(a)(b)	71,028	573,196
Tesoro Corp.(a)	4,977	428,072
Transocean, Ltd.(a)	46,608	425,997

See Notes to Financial Statements.

8	www.cogniosfunds.com

Cognios Market Neutral Large Cap Fund

Portfolio of Investments	March 31, 2016 (Unaudited)

	Shares	Value (Note 2)
Energy (continued)
Valero Energy Corp.(a)	6,643	$426,082
Total Energy		3,375,863

Financials (2.61%)
Marsh & McLennan Cos., Inc.(a)	30,905	1,878,715
Total Financials		1,878,715

Industrials (23.16%)
3M Co.(a)	22,461	3,742,676
Ametek, Inc.(a)	37,739	1,886,195
CH Robinson Worldwide, Inc.(a)	25,273	1,876,015
Harris Corp.(a)	45,174	3,517,248
L-3 Communications Holdings, Inc.(a)	15,150	1,795,275
United Parcel Service, Inc. - Class B(a)	36,623	3,862,628
Total Industrials		16,680,037

Technology (22.09%)
Apple, Inc.(a)	18,067	1,969,122
CA, Inc.(a)	119,707	3,685,778
Dun & Bradstreet Corp.(a)	36,560	3,768,605
EMC Corp.(a)	68,109	1,815,105
Fiserv, Inc.(a)(b)	18,246	1,871,675
HP, Inc.(a)	36,868	454,214
Micron Technology, Inc.(a)(b)	36,899	386,333
Oracle Corp.(a)	47,741	1,953,084
Total Technology		15,903,916

Utilities (1.25%)
AES Corp.(a)	39,808	469,735
NiSource, Inc.(a)	18,372	432,844
Total Utilities		902,579

TOTAL COMMON STOCKS (Cost $78,021,446)		82,434,482

See Notes to Financial Statements.

Semi‐Annual Report | March 31, 2016	9

Cognios Market Neutral Large Cap Fund

Portfolio of Investments	March 31, 2016 (Unaudited)

	7-Day Yield	Shares	Value (Note 2)
SHORT-TERM INVESTMENTS (2.43%)
Money Market Fund (2.43%)
BlackRock Liquidity Treasury Fund	0.02000%	1,749,236	$1,749,236

TOTAL SHORT-TERM INVESTMENTS (Cost $1,749,236)			1,749,236

TOTAL INVESTMENTS (116.92%) (Cost $79,770,682)			$84,183,718

SECURITIES SOLD SHORT (-82.17%)
(Proceeds $56,800,162)			$(59,166,263)

Other Assets In Excess Of Liabilities (65.25%)			46,985,937	(c)
NET ASSETS (100.00%)			$72,003,392

	Shares	Value (Note 2)
SCHEDULE OF SECURITIES SOLD SHORT
COMMON STOCKS (-82.17%)
Basic Materials (-6.23%)
Alcoa, Inc.	(92,542)	$(886,552)
EI du Pont de Nemours & Co.	(43,046)	(2,725,673)
FMC Corp.	(6,880)	(277,746)
Freeport-McMoRan, Inc.	(57,733)	(596,959)
Total Basic Materials		(4,486,930)

Communications (-7.40%)
Level 3 Communications, Inc.	(9,144)	(483,260)
NetFlix, Inc.	(13,564)	(1,386,648)
News Corp. - Class A	(24,338)	(310,796)
Priceline Group, Inc.	(1,079)	(1,390,788)
TripAdvisor, Inc.	(4,279)	(284,554)
Yahoo!, Inc.	(39,917)	(1,469,345)
Total Communications		(5,325,391)

Consumer Cyclical (-14.16%)
CarMax, Inc.	(8,871)	(453,308)
General Motors Co.	(44,148)	(1,387,572)
Goodyear Tire & Rubber Co.	(11,937)	(393,682)

See Notes to Financial Statements.

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Cognios Market Neutral Large Cap Fund

Portfolio of Investments	March 31, 2016 (Unaudited)

	Shares	Value (Note 2)
Consumer Cyclical (continued)
Hanesbrands, Inc.	(9,942)	$(281,756)
Harman International Industries, Inc.	(3,574)	(318,229)
Hasbro, Inc.	(3,610)	(289,161)
Johnson Controls, Inc.	(45,213)	(1,761,951)
Lennar Corp. - Class A	(8,032)	(388,427)
Newell Rubbermaid, Inc.	(7,109)	(314,858)
PulteGroup, Inc.	(15,772)	(295,094)
Royal Caribbean Cruises, Ltd.	(9,817)	(806,466)
Signet Jewelers, Ltd.	(6,064)	(752,118)
Walgreens Boots Alliance, Inc.	(17,379)	(1,464,007)
Whirlpool Corp.	(5,468)	(986,099)
Wynn Resorts, Ltd.	(3,253)	(303,928)
Total Consumer Cyclical		(10,196,656)

Consumer Non-cyclical (-7.01%)
Celgene Corp.	(13,688)	(1,370,032)
Dentsply Sirona, Inc.	(4,625)	(285,039)
Endo International PLC	(10,129)	(285,131)
Mallinckrodt PLC	(9,380)	(574,806)
McGraw Hill Financial, Inc.	(1,856)	(183,707)
Moody's Corp.	(1,362)	(131,515)
Mylan NV	(12,557)	(582,017)
Regeneron Pharmaceuticals, Inc.	(2,581)	(930,296)
St Jude Medical, Inc.	(7,343)	(403,865)
Tenet Healthcare Corp.	(10,315)	(298,413)
Total Consumer Non-cyclical		(5,044,821)

Energy (-19.51%)
Anadarko Petroleum Corp.	(23,096)	(1,075,581)
Apache Corp.	(17,919)	(874,626)
Baker Hughes, Inc.	(30,569)	(1,339,839)
California Resources Corp.	(1,605)	(1,653)
Chevron Corp.	(16,475)	(1,571,715)
Concho Resources, Inc.	(5,901)	(596,237)
ConocoPhillips	(38,631)	(1,555,670)
CONSOL Energy, Inc.	(29,863)	(337,153)
EOG Resources, Inc.	(14,607)	(1,060,176)
First Solar, Inc.	(4,833)	(330,916)
Halliburton Co.	(21,973)	(784,876)
Hess Corp.	(14,497)	(763,267)
Marathon Oil Corp.	(33,743)	(375,897)
Murphy Oil Corp.	(15,694)	(395,332)

See Notes to Financial Statements.

Semi‐Annual Report | March 31, 2016	11

Cognios Market Neutral Large Cap Fund

Portfolio of Investments	March 31, 2016 (Unaudited)

	Shares	Value (Note 2)
Energy (continued)
National Oilwell Varco, Inc.	(16,992)	$(528,451)
Newfield Exploration Co.	(9,540)	(317,205)
Noble Energy, Inc.	(32,321)	(1,015,203)
Pioneer Natural Resources Co.	(4,149)	(583,930)
Williams Cos., Inc.	(33,685)	(541,318)
Total Energy		(14,049,045)

Financials (-11.93%)
Affiliated Managers Group, Inc.	(373)	(60,575)
Aflac, Inc.	(3,002)	(189,546)
Allstate Corp.	(2,694)	(181,495)
American Express Co.	(6,905)	(423,967)
Ameriprise Financial, Inc.	(1,179)	(110,838)
Aon PLC	(1,925)	(201,066)
Bank of America Corp.	(72,284)	(977,280)
Bank of New York Mellon Corp.	(7,602)	(279,982)
BlackRock, Inc.	(1,153)	(392,677)
Capital One Financial Corp.	(3,735)	(258,873)
CBRE Group, Inc. - Class A	(2,320)	(66,862)
Charles Schwab Corp.	(9,153)	(256,467)
Citigroup, Inc.	(20,618)	(860,802)
Citizens Financial Group, Inc.	(3,705)	(77,620)
Discover Financial Services	(2,964)	(150,927)
E*Trade Financial Corp.	(1,976)	(48,392)
Fifth Third Bancorp	(5,440)	(90,794)
Franklin Resources, Inc.	(4,220)	(164,791)
General Growth Properties, Inc. - REIT	(6,240)	(185,515)
Host Hotels & Resorts, Inc. - REIT	(5,349)	(89,328)
Huntington Bancshares, Inc.	(5,575)	(53,186)
Invesco, Ltd.	(2,984)	(91,818)
JPMorgan Chase & Co.	(25,761)	(1,525,566)
Keycorp	(5,765)	(63,646)
Legg Mason, Inc.	(661)	(22,923)
Morgan Stanley	(13,679)	(342,112)
Navient Corp.	(2,202)	(26,358)
Northern Trust Corp.	(1,584)	(103,229)
Principal Financial Group, Inc.	(2,009)	(79,255)
Prologis, Inc. - REIT	(3,689)	(162,980)
Prudential Financial, Inc.	(3,100)	(223,882)
Regions Financial Corp.	(9,035)	(70,925)
SL Green Realty Corp. - REIT	(702)	(68,010)
Synchrony Financial	(5,961)	(170,842)

See Notes to Financial Statements.

12	www.cogniosfunds.com

Cognios Market Neutral Large Cap Fund

Portfolio of Investments	March 31, 2016 (Unaudited)

	Shares	Value (Note 2)
Financials (continued)
Torchmark Corp.	(858)	$(46,469)
Travelers Cos., Inc.	(2,103)	(245,441)
Unum Group	(1,671)	(51,667)
Weyerhaeuser Co. - REIT	(5,629)	(174,386)
Total Financials		(8,590,492)

Industrials (-6.96%)
Agilent Technologies, Inc.	(8,326)	(331,791)
Allegion PLC	(4,292)	(273,443)
Deere & Co.	(14,395)	(1,108,271)
Ingersoll-Rand PLC	(6,548)	(406,042)
Martin Marietta Materials, Inc.	(4,814)	(767,881)
Ryder System, Inc.	(4,509)	(292,093)
Tyco International PLC	(10,820)	(397,202)
Vulcan Materials Co.	(9,393)	(991,619)
WestRock Co.	(11,428)	(446,035)
Total Industrials		(5,014,377)

Technology (-8.97%)
Adobe Systems, Inc.	(12,780)	(1,198,764)
Analog Devices, Inc.	(7,870)	(465,825)
Applied Materials, Inc.	(28,624)	(606,256)
Autodesk, Inc.	(5,693)	(331,959)
Hewlett Packard Enterprise Co.	(125,343)	(2,222,331)
Salesforce.com, Inc.	(16,849)	(1,243,962)
SanDisk Corp.	(5,119)	(389,454)
Total Technology		(6,458,551)

TOTAL COMMON STOCKS (Proceeds $56,800,162)		(59,166,263)

TOTAL SECURITIES SOLD SHORT (-82.17%) (Proceeds $56,800,162)		$(59,166,263)

(a)	Security, or a portion of security, is being held as collateral for short sales. As of March 31, 2016, the aggregate market value of those securities was $42,767,683, which represents approximately 59.40% of the Fund's net assets.
(b)	Non-income producing security.
(c)	Includes segregated cash that is being held as collateral for securities sold short.

See Notes to Financial Statements.

Semi‐Annual Report | March 31, 2016	13

Cognios Market Neutral Large Cap Fund

Portfolio of Investments	March 31, 2016 (Unaudited)

Common Abbreviations:
Ltd. - Limited.
NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC - Public Limited Company.
REIT - Real Estate Investment Trust.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indices or ratings group indices and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of the Fund's net assets. (Unaudited)

See Notes to Financial Statements.

14	www.cogniosfunds.com

Cognios Market Neutral Large Cap Fund

Statement of Assets and Liabilities	March 31, 2016 (Unaudited)

ASSETS:
Investments, at value (cost $79,770,682)	$84,183,718
Segregated cash with brokers (Note 2)	530,028
Deposit with broker for securities sold short (Note 2)	41,742,907
Receivable for shares sold	4,795,527
Dividends receivable	65,159
Prepaid assets	22,872
Total Assets	131,340,211

LIABILITIES:
Securities sold short (proceeds $56,800,162)	59,166,263
Payable for dividends on short sales	40,274
Payable for shares redeemed	27,292
Payable to advisor	62,465
Payable for distribution and service fees	3,232
Payable to trustees	805
Payable to chief compliance officer	1,713
Payable to principal financial officer	833
Accrued expenses and other liabilities	33,942
Total Liabilities	59,336,819
NET ASSETS	$72,003,392

NET ASSETS CONSIST OF:
Paid-in capital (Note 5)	$69,233,231
Accumulated net investment loss	(245,372)
Accumulated net realized gain on investments and securities sold short	968,598
Net unrealized appreciation on investments and securities sold short	2,046,935
NET ASSETS	$72,003,392

PRICING OF SHARES
Investor Class:
Net Asset Value, offering and redemption price per share	$10.34
Net Assets	$21,678,536
Shares of beneficial interest outstanding	2,095,756
Institutional Class:
Net Asset Value, offering and redemption price per share	$10.44
Net Assets	$50,324,856
Shares of beneficial interest outstanding	4,820,773

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2016	15

Cognios Market Neutral Large Cap Fund

Statement of Operations	For the Six Months Ended March 31, 2016 (Unaudited)

INVESTMENT INCOME:
Dividends	$380,849
Total Investment Income	380,849

EXPENSES:
Investment advisory fee (Note 6)	236,818
Dividend expense on securities sold short	257,208
Interest expense	86,811
Administration fee	73,417
Distribution and service fees
Investor Class	10,878
Custodian fee	5,000
Legal fees	8,436
Audit fees	9,166
Transfer agent fee	20,944
Trustees fees and expenses	2,135
Registration and filing fees	12,150
Printing fees	2,443
Chief compliance officer fee	10,279
Principal financial officer fee	5,000
Insurance expense	1,193
Other expenses	4,294
Total Expenses	746,172
Less fees waived/reimbursed by investment adviser
Investor Class	(39,393)
Institutional Class	(83,488)
Total fees waived/reimbursed by investment adviser (Note 6)	(122,881)
Net Expenses	623,291
NET INVESTMENT LOSS	(242,442)

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain on:
Investments	1,032,069
Securities sold short	384,672
Net realized gain	1,416,741

Change in unrealized appreciation/(depreciation) on:
Investments	5,262,288
Securities sold short	(3,894,524)
Net change	1,367,764

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND SECURITIES SOLD SHORT	2,784,505
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,542,063

See Notes to Financial Statements.

16	www.cogniosfunds.com

Cognios Market Neutral Large Cap Fund

Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2016 (Unaudited)	For the Year Ended September 30, 2015
OPERATIONS:
Net investment loss	$(242,442)	$(296,369)
Net realized gain on investments and securities sold short	1,416,741	682,768
Net change in unrealized appreciation on investments and securities sold short	1,367,764	308,970
Net increase in net assets resulting from operations	2,542,063	695,369
DISTRIBUTIONS TO SHAREHOLDERS:
From net realized gains on investments:
Investor Class	(35,903)	(790,016)
Institutional Class	(58,099)	(1,258,654)
Total distributions	(94,002)	(2,048,670)

BENEFICIAL SHARE TRANSACTIONS (Note 5):
Investor Class
Shares sold	16,699,121	663,066
Dividends reinvested	35,674	789,357
Shares redeemed	(1,830,959)	(361,833)
Net increase from beneficial share transactions	14,903,836	1,090,590
Institutional Class
Shares sold	39,000,928	1,356,121
Dividends reinvested	55,295	1,221,472
Shares redeemed	(1,059,539)	(266,366)
Net increase from beneficial share transactions	37,996,684	2,311,227
Net increase in net assets	55,348,581	2,048,516

NET ASSETS:
Beginning of year	16,654,811	14,606,295
End of year(including accumulated net investment loss of $(245,372) and $(2,930))	$72,003,392	$16,654,811

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2016	17

Cognios Market Neutral Large Cap Fund

Statement of Cash Flows	For the Six Months Ended March 31, 2016 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets from operations	$2,542,063
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchases of investment securities	(98,288,842)
Proceeds from disposition of investment securities	41,267,513
Proceeds from securities sold short transactions	62,145,267
Purchases to cover securities sold short transactions	(18,131,854)
Net purchases of short-term investment securities	(1,540,580)
Net realized gain on investments and securities sold short	(1,416,741)
Net change in unrealized appreciation on investments and securities sold short	(1,367,764)
Changes in assets and liabilities:
Increase in segregated cash with brokers	(495,876)
Increase in deposit with broker for securities sold short	(32,759,582)
Decrease in receivable due from adviser	69,746
Increase in dividends receivable	(58,310)
Increase in prepaid assets	(16,200)
Increase in payable for dividends on short sales	26,600
Increase in payable for distribution and service fees	1,981
Decrease in payable to trustees	(1,184)
Decrease in accrued expenses and other liabilities	(14,520)
Net cash used in operating activities	(48,038,283)

CASH FLOWS PROVIDED BY FINANCING ACTIVITIES:
Proceeds from sale of shares	50,904,522
Cost of shares redeemed	(2,863,206)
Cash distributions paid	(3,033)
Net cash provided by financing activities	48,038,283

NET INCREASE IN CASH FOR THE PERIOD	–

CASH, BEGINNING OF PERIOD	$–
CASH, END OF PERIOD	$–

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Non-cash financing activities not included herein consist of reinvestment of distributions of:	$90,969

See Notes to Financial Statements.

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Page Intentionally Left Blank

Cognios Market Neutral Large Cap Fund - Investor Class

Financial Highlights	For a share outstanding throughout the periods presented.

	For the Six Months Ended March 31, 2016 (Unaudited)	For the Year Ended September 30, 2015		For the Year Ended September 30, 2014	For the Period Ended September 30, 2013(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$9.68	$10.77		$9.93	$10.00

INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(b)	(0.08)	(0.20)		(0.17)	(0.12)
Net realized and unrealized gain on investments	0.79	0.60		1.35	0.05
Total from investment operations	0.71	0.40		1.18	(0.07)

LESS DISTRIBUTIONS:
From net realized gains on investments	(0.05)	(1.49)		(0.34)	–
Total distributions	(0.05)	(1.49)		(0.34)	–
NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.66	(1.09)		0.84	(0.07)
NET ASSET VALUE, END OF PERIOD	$10.34	$9.68		$10.77	$9.93

TOTAL RETURN(c)	7.41%	4.47	%(d)	12.12%	(0.70%)

See Notes to Financial Statements.

20	www.cogniosfunds.com

Cognios Market Neutral Large Cap Fund - Investor Class

Financial Highlights (continued)	For a share outstanding throughout the periods presented.

	For the Six Months Ended March 31, 2016 (Unaudited)		For the Year Ended September 30, 2015		For the Year Ended September 30, 2014	For the Period Ended September 30, 2013(a)
SUPPLEMENTAL DATA:
Net assets, End of Period (in 000s)	$21,679		$6,253		$5,699	$5,067

RATIOS TO AVERAGE NET ASSETS (including interest expense and dividend expense on securities sold short)
Operating expenses excluding reimbursement/waiver	5.03	%(e)	6.06%		6.16%	6.27	%(e)
Operating expenses including reimbursement/waiver	4.13	%(e)	4.12	%(f)	4.26%	4.13	%(e)
Net investment loss including reimbursement/waiver	(1.68	%)(e)	(2.06%)		(1.71%)	(1.69%	)(e)

RATIOS TO AVERAGE NET ASSETS (excluding interest expense and dividend expense on securities sold short)
Operating expenses excluding reimbursement/waiver	2.86	%(e)	4.04%		4.15%	4.38	%(e)
Operating expenses including reimbursement/waiver	1.95	%(e)	2.10	%(f)	2.25%	2.25	%(e)
Net investment income including reimbursement/waiver	0.50	%(e)	(0.04%)		0.30%	0.19	%(e)

PORTFOLIO TURNOVER RATE(g)	94%		291%		461%	155%

(a)	Commenced operations on January 2, 2013.
(b)	Calculated using the average shares method.
(c)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	In 2015, 0.31% of the Fund's total return consists of a voluntary reimbursement by the adviser for a realized investment loss. Excluding this item, total return would have been 4.16%.
(e)	Annualized.
(f)	Contractual expense limitation changed from 2.25% to 1.95% effective April 1, 2015.
(g)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2016	21

Cognios Market Neutral Large Cap Fund - Institutional Class

Financial Highlights	For a share outstanding throughout the periods presented.

	For the Six Months Ended March 31, 2016 (Unaudited)	For the Year Ended September 30, 2015		For the Year Ended September 30, 2014	For the Period Ended September 30, 2013(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$9.76	$10.82		$9.95	$10.00

INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(b)	(0.07)	(0.18)		(0.14)	(0.10)
Net realized and unrealized gain on investments	0.80	0.61		1.35	0.05
Total from investment operations	0.73	0.43		1.21	(0.05)

LESS DISTRIBUTIONS:
From net realized gains on investments	(0.05)	(1.49)		(0.34)	–
Total distributions	(0.05)	(1.49)		(0.34)	–
NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.68	(1.06)		0.87	(0.05)
NET ASSET VALUE, END OF PERIOD	$10.44	$9.76		$10.82	$9.95

TOTAL RETURN(c)	7.55%	4.77	%(d)	12.41%	(0.50%)

See Notes to Financial Statements.

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Cognios Market Neutral Large Cap Fund - Institutional Class

Financial Highlights (continued)	For a share outstanding throughout the periods presented.

	For the Six Months Ended March 31, 2016 (Unaudited)		For the Year Ended September 30, 2015		For the Year Ended September 30, 2014	For the Period Ended September 30, 2013(a)
SUPPLEMENTAL DATA:
Net assets, End of Period (in 000s)	$50,325		$10,402		$8,907	$6,128

RATIOS TO AVERAGE NET ASSETS (including interest expense and dividend expense on securities sold short)
Operating expenses excluding reimbursement/waiver	4.61	%(e)	5.81%		5.45%	6.02	%(e)
Operating expenses including reimbursement/waiver	3.88	%(e)	3.86	%(f)	4.01%	3.88	%(e)
Net investment loss including reimbursement/waiver	(1.48%	)(e)	(1.80%)		(1.37%)	(1.42%	)(e)

RATIOS TO AVERAGE NET ASSETS (excluding interest expense and dividend expense on securities sold short)
Operating expenses excluding reimbursement/waiver	2.43	%(e)	3.79%		3.43%	4.13	%(e)
Operating expenses including reimbursement/waiver	1.70	%(e)	1.84	%(f)	2.00%	2.00	%(e)
Net investment income including reimbursement/waiver	0.70	%(e)	0.21%		0.65%	0.46	%(e)

PORTFOLIO TURNOVER RATE(g)	94%		291%		461%	155%

(a)	Commenced operations on January 2, 2013.
(b)	Calculated using the average shares method.
(c)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	In 2015, 0.33% of the Fund's total return consists of a voluntary reimbursement by the adviser for a realized investment loss. Excluding this item, total return would have been 4.44%.
(e)	Annualized.
(f)	Contractual expense limitation changed from 2.00% to 1.70% effective April 1, 2015.
(g)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2016	23

Cognios Market Neutral Large Cap Fund

Notes to Financial Statements	March 31, 2016 (Unaudited)

1. ORGANIZATION

ALPS Series Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of March 31, 2016, the Trust had 8 registered funds. This semi-annual report describes the Cognios Market Neutral Large Cap Fund (the “Fund”). The Fund seeks long-term growth of capital independent of stock market direction. The Fund currently offers Investor Class shares and Institutional Class shares. Each share class has identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. The Board of Trustees (the “Board”) may establish additional funds and classes of shares at any time in the future without shareholder approval.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”). The Fund is considered an investment company for financial reporting purposes. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

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Cognios Market Neutral Large Cap Fund

Notes to Financial Statements	March 31, 2016 (Unaudited)

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2016:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Basic Materials	$424,306	$–	$–	$424,306
Communications	7,565,602	–	–	7,565,602
Consumer Cyclical	5,744,792	–	–	5,744,792
Consumer Non-cyclical	29,958,672	–	–	29,958,672
Energy	3,375,863	–	–	3,375,863
Financials	1,878,715	–	–	1,878,715
Industrials	16,680,037	–	–	16,680,037
Technology	15,903,916	–	–	15,903,916
Utilities	902,579	–	–	902,579
Short Term Investments	1,749,236	–	–	1,749,236
Total	$84,183,718	$–	$–	$84,183,718

Semi-Annual Report | March 31, 2016	25

Cognios Market Neutral Large Cap Fund

Notes to Financial Statements	March 31, 2016 (Unaudited)

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Other Financial Instruments
Liabilities
Securities Sold Short
Basic Materials	$(4,486,930)	$–	$–	$(4,486,930)
Communications	(5,325,391)	–	–	(5,325,391)
Consumer Cyclical	(10,196,656)	–	–	(10,196,656)
Consumer Non-cyclical	(5,044,821)	–	–	(5,044,821)
Energy	(14,049,045)	–	–	(14,049,045)
Financials	(8,590,492)	–	–	(8,590,492)
Industrials	(5,014,377)	–	–	(5,014,377)
Technology	(6,458,551)	–	–	(6,458,551)
Total	$(59,166,263)	$–	$–	$(59,166,263)

The Fund recognizes transfers between levels as of the end of the period. For the period ended March 31, 2016, the Fund did not have any transfers between Level 1 and Level 2 securities. There were no Level 3 securities held during the period.

Trust Expenses: Some expenses of the Trust can be directly attributed to the Fund. Expenses that cannot be directly attributed to the Fund are apportioned among all funds in the Trust based on average net assets of each fund.

Fund Expenses: Some expenses can be directly attributed to the Fund and are apportioned among the classes based on average net assets of each class.

Class Expenses: Expenses that are specific to a class of shares are charged directly to that share class. Fees provided under the distribution (Rule 12b-1) and/or shareholder service plans for a particular class of the Fund are charged to the operations of such class.

Federal Income Taxes: The Fund complies with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains, if any, each year so that it will not be subject to excise tax on undistributed income and gains. The Fund is not subject to income taxes to the extent such distributions are made.

As of and during the period ended March 31, 2016, the Fund did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Fund files U.S. federal, state and local income tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. If applicable, the Fund’s administrator has analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of March 31, 2016, no provision for income tax is required in the Fund’s financial statements related to these tax positions.

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Cognios Market Neutral Large Cap Fund

Notes to Financial Statements	March 31, 2016 (Unaudited)

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date. All of the realized and unrealized gains and losses and net investment income are allocated daily to each class in proportion to its average daily net assets.

Distributions to Shareholders: The Fund normally pays dividends, if any, quarterly and distributes capital gains, if any, on an annual basis. Income dividend distributions are derived from interest and other income the Fund receives from its investments, including short term capital gains. Long term capital gain distributions are derived from gains realized when the Fund sells a security it has owned for more than one year. The Fund may make additional distributions and dividends at other times if its portfolio manager or managers believe doing so may be necessary for the Fund to avoid or reduce taxes. Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes.

Short Sales: The Fund may sell securities short. To do this, Cognios Capital, LLC (the “Adviser”) will borrow and then sell (take short positions in) equity securities of U.S. companies that the Adviser believes are likely to underperform the long positions over time. To complete such a transaction, the Fund must borrow the security to deliver to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it in the open market at some later date. The Fund bears the risk of a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates. There can be no assurance that securities necessary to cover a short position will be available for purchase. To mitigate leverage risk, the Fund will segregate liquid assets (which may include its long positions) at least equal to its short position exposure, marked-to-market daily. The Fund maintains collateral consisting of cash, U.S. Government securities or other liquid assets in an amount at least equal to the market value of their respective short positions. The Fund is liable for any dividends or interest payable on securities while those securities are in a short position. The Fund typically intends to hold securities sold short for the long term, therefore, they are included in the purchase and sales of investments in Note 4 and the Fund’s Portfolio Turnover Calculation in the Financial Highlights. As of March 31, 2016, the Fund held securities sold short with a market value of $59,166,263.

3. TAX BASIS INFORMATION

Tax Basis of Distributions to Shareholders: The character of distributions made during the period from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by the Fund. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end. Accordingly, tax basis balances have not been determined as of the date of the semi-annual.

Semi-Annual Report | March 31, 2016	27

Cognios Market Neutral Large Cap Fund

Notes to Financial Statements	March 31, 2016 (Unaudited)

The tax character of distributions paid by the Fund for the fiscal years ended September 30 were as follows:

Distributions Paid From:	2015
Ordinary Income	$1,541,660
Capital Gains	507,010
Total	$2,048,670

Unrealized Appreciation and Depreciation on Investments: As of March 31, 2016, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation for Federal tax purposes were as follows:

Gross unrealized appreciation (excess of value over tax cost)	$5,236,991
Gross unrealized depreciation (excess of tax cost over value)	(1,220,347)
Net unrealized appreciation	$4,016,644
Cost of investments for income tax purposes	$80,167,074

4. SECURITIES TRANSACTIONS

Purchases and sales of securities, excluding securities sold short intended to be held for less than one year and short-term securities, during the period ended March 31, 2016, were as follows:

Purchases of Securities	Proceeds from Sales of Securities
$160,434,109	$59,397,877

5. BENEFICIAL SHARE TRANSACTIONS

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. Holders of the shares of the Fund have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are transferable and redeemable at the option of the shareholder. Shares have no pre-emptive rights. Neither the Fund nor any of its creditors has the right to require shareholders to pay any additional amounts solely because the shareholder owns the shares.

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Cognios Market Neutral Large Cap Fund

Notes to Financial Statements	March 31, 2016 (Unaudited)

Transactions in common shares were as follows:

	For the Six Months Ended March 31, 2016 (Unaudited)	For the Year Ended September 30, 2015
Investor Class
Shares sold	1,626,132	66,223
Shares issued in reinvestment of distributions to shareholders	3,666	85,987
Shares redeemed	(179,666)	(35,577)
Net increase in shares outstanding	1,450,132	116,633
Institutional Class
Shares sold	3,852,195	138,741
Shares issued in reinvestment of distributions to shareholders	5,642	132,338
Shares redeemed	(103,318)	(28,198)
Net increase in shares outstanding	3,754,519	242,881

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. Approximately 56% of the shares outstanding are held within one omnibus account. Investment activities of these shareholders could have a material impact on the Fund.

6. MANAGEMENT AND RELATED PARTY TRANSACTIONS

Investment Advisory: Cognios Capital, LLC (“Cognios Capital” or the “Adviser”), subject to the authority of the Board, is responsible for the overall management and administration of the Fund’s business affairs. The Adviser manages the investments of the Fund in accordance with the Fund’s investment objective, policies and limitations and investment guidelines established jointly by the Adviser and the Board.

Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser, the Fund pays the Adviser an annual management fee of 1.50% based on the Fund’s average daily net assets. The management fee is paid on a monthly basis. The initial term of the Advisory Agreement is two years. The Board may extend the Advisory Agreement for additional one-year terms. The Board, shareholders of the Fund or the Adviser may terminate the Advisory Agreement upon 60 days’ notice.

Pursuant to a fee waiver letter agreement (the “Fee Waiver Agreement”), the Adviser has agreed contractually to reduce the fees payable to it under the Advisory Agreement (but not below zero) and/or reimburse other expenses of the Fund attributable to services provided by the Fund’s administrator and its affiliates (including, but not limited to, organizational expenses and offering costs), to the extent necessary to limit the Total Annual Fund Operating Expenses of each of the Investor Class and Institutional Class shares of the Fund (exclusive of brokerage costs, interest, taxes, dividends, litigation expenses, indemnification amounts, borrowing costs, brokerage expenses and dividend expenses on securities sold short, distribution/12b-1 fees and extraordinary expenses) to 1.70% of the Fund’s average annual net assets. The Fee Waiver Agreement is in effect through January 31, 2017 and may not be terminated or modified prior to this date except with the approval of the Fund’s Board of Trustees. The Adviser will be permitted to recover expenses on a class-by-class basis expenses it has borne through the Fee Waiver Agreement to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in the Fee Waiver Agreement. The Fund will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year in which the fees and expenses were deferred.

Semi-Annual Report | March 31, 2016	29

Cognios Market Neutral Large Cap Fund

Notes to Financial Statements	March 31, 2016 (Unaudited)

For the six-month period ended March 31, 2016, the fee waivers and/or reimbursements were as follows:

Fees Waived/ Reimbursed by Adviser
Investor Class	$(39,393)
Institutional Class	(83,488)
TOTAL	$(122,881)

As of September 30, 2015, the balances of recoupable expenses for each class were as follows:

	Expiring in 2016	Expiring in 2017	Expiring in 2018
Investor Class	79,516	92,010	116,046
Institutional Class	88,889	125,421	186,946

Administrator: ALPS Fund Services, Inc. (“ALPS”) (an affiliate of ALPS Distributors, Inc.) serves as administrator to the Fund. The Fund has agreed to pay expenses incurred in connection with its administrative activities. Pursuant to the Administration, Bookkeeping and Pricing Services Agreement with the Trust, ALPS will provide operational services to the Fund including, but not limited to, fund accounting and fund administration and generally assist in the Fund’s operations. The Fund’s administration fee is accrued on a daily basis and paid monthly. The officers of the Trust are employees of ALPS. Administration fees paid by the Fund for the fiscal period ended March 31, 2016 are disclosed in the Statement of Operations. ALPS is reimbursed by the Fund for certain out-of-pocket expenses.

Transfer Agent: ALPS serves as transfer agent for the Fund under a Transfer Agency and Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Fund plus fees for open accounts and is reimbursed for certain out-of-pocket expenses.

Compliance Services: ALPS provides services as the Fund’s Chief Compliance Officer to monitor and test the policies and procedures of the Fund in conjunction with requirements under Rule 38a-1 of the 1940 Act pursuant to a Chief Compliance Officer Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Fund and is reimbursed for certain out-of-pocket expenses.

Principal Financial Officer: ALPS receives an annual fee for providing Principal Financial Officer services to the Fund and is reimbursed for certain out-of-pocket expenses.

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Cognios Market Neutral Large Cap Fund

Notes to Financial Statements	March 31, 2016 (Unaudited)

Distribution: ALPS Distributors, Inc. (the “Distributor”) (an affiliate of ALPS) acts as the principal underwriter of the Fund’s shares pursuant to a Distribution Agreement with the Trust. Shares of the Fund are offered on a continuous basis through the Distributor, as agent of the Fund. The Distributor is not obligated to sell any particular amount of shares and is not entitled to any compensation for its services as the Fund’s principal underwriter pursuant to the Distribution Agreement.

The Fund has adopted a Distribution and Services Plan (the “Plan”) pursuant to Rule 12b-1 of the 1940 Act for its Investor Class shares. The Plan allows the Fund to use Investor Class assets to pay fees in connection with the distribution and marketing of Investor Class shares and/or the provision of shareholder services to Investor Class shareholders. The Plan permits payment for services in connection with the administration of plans or programs that use Investor Class shares of the Fund, if any, as their funding medium and for related expenses. The Plan permits the Fund to make total payments at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to its Investor Class shares. Because these fees are paid out of the Fund’s Investor Class assets, if any, on an ongoing basis, over time they will increase the cost of an investment in the Investor Class shares, if any, and Plan fees may cost an investor more than other types of sales charges. Plan fees are shown as distribution and service fees on the Statement of Operations.

7. TRUSTEES

As of March 31, 2016, there were four Trustees, three of whom are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”). The Independent Trustees receive a quarterly retainer of $4,000, plus $2,000 for each regular Board or Committee meeting attended, $2,000 for each special telephonic Board or Committee meeting attended and $2,000 for each special in-person Board meeting attended. The Independent Trustees are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings and for meeting-related expenses. Officers of the Trust and Trustees who are interested persons of the Trust receive no salary or fees from the Trust.

8. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

Semi-Annual Report | March 31, 2016	31

Cognios Market Neutral Large Cap Fund

Additional Information	March 31, 2016 (Unaudited)

1. PROXY VOTING POLICIES AND VOTING RECORD

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, (i) by calling the Fund (toll-free) at 1-855-254-6467, or (ii) on the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling the Fund (toll-free) at 1-855-254-6467 or (ii) on the SEC’s website at http://www.sec.gov.

2. PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

3. DISCLOSURE REGARDING RENEWAL AND APPROVAL OF FUND ADVISORY AGREEMENT

On November 19, 2015, the Trustees met in person to discuss, among other things, the renewal and approval of the Investment Advisory Agreement between the Trust and Cognios Capital (the “Advisory Agreement”) in accordance with Section 15(c) of the 1940 Act. The Independent Trustees met with independent legal counsel during executive session and discussed the Advisory Agreement and other related materials.

In renewing and approving the Advisory Agreement with Cognios Capital, the Trustees, including all of the Independent Trustees, considered the following factors with respect to the Fund:

Investment Advisory Fee Rate: The Trustees reviewed and considered the contractual annual advisory fee paid by the Fund to Cognios Capital of 1.50% of the Fund’s daily average net assets, in light of the extent and quality of the advisory services to be provided by Cognios Capital to the Fund.

The Trustees considered the information they received comparing the Fund’s contractual annual advisory fee and overall expenses (net of waivers) with those of funds in the peer group selected by an independent provider of investment company data. The Trustees noted the following: (i) the Fund’s Investor Class total expense ratio of 1.95% is below its peer group average and the same as its peer group median; and (ii) the Fund’s Institutional Class total expense ratio of 1.70% is below the peer group average and the same as the peer group median. After consideration, the Trustees further determined that the contractual annual advisory fee of 1.50% of the Fund and the total expense ratios of 1.95% for the Fund’s Investor Class and 1.70% for the Fund’s Institutional Class, respectively, taking into account the contractual fee waiver in place, are comparable to others within the Fund’s peer group.

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Cognios Market Neutral Large Cap Fund

Additional Information	March 31, 2016 (Unaudited)

Nature, Extent and Quality of the Services under the Advisory Agreement: The Trustees received and considered information regarding the nature, extent and quality of services provided to the Fund under the Advisory Agreement. The Trustees reviewed certain background materials supplied by Cognios Capital in its presentation, including its Form ADV.

The Trustees reviewed and considered Cognios Capital’s investment advisory personnel, its history as an asset manager and its performance and the amount of assets currently under management by Cognios Capital and its affiliated entities. The Trustees also reviewed the research and decision-making processes utilized by Cognios Capital, including the methods adopted to seek to achieve compliance with the investment objectives, policies and restrictions of the Fund.

The Trustees considered the background and experience of Cognios Capital’s management in connection with the Fund, including reviewing the qualifications, backgrounds and responsibilities of the management team primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments. The Trustees also reviewed, among other things, Cognios Capital’s Code of Ethics.

Performance: The Trustees reviewed performance information for the Fund’s Investor Class and Institutional Class shares for the one-year and year-to-date periods ended September 30, 2015. That review included a comparison of the Fund’s performance to the performance of a peer group of comparable funds selected by an independent provider of investment company data. The Trustees noted that, for the one-year period ended September 30, 2015, the performance of the Fund’s Institutional Class ranked first in its peer group and the performance of the Fund’s Investor Class ranked second in its peer group. The Trustees also considered Cognios Capital’s discussion of the top contributors to and detractors from the Fund’s performance results, as well as Cognios Capital’s performance and reputation generally and its investment techniques, risk management controls and decision-making processes.

Accounts Using Comparable Strategies: The Trustees reviewed the information provided by Cognios Capital regarding three other accounts that employ comparable strategies to the Fund and the fees charged with respect to such accounts.

The Adviser’s Profitability: The Trustees received and considered a current and projected profitability analysis prepared by Cognios Capital based on the fees paid under the Advisory Agreement. The Trustees considered the profits, if any, that have been realized or are anticipated to be realized by Cognios Capital in connection with the operation of the Fund. The Trustees also reviewed and discussed the financial statement information provided by Cognios Capital for its fiscal year ended December 31, 2014, as well as for the year-to-date period ended September 30, 2015, in order to analyze the financial condition and stability and profitability of Cognios Capital.

Economies of Scale: The Trustees considered whether economies of scale in the provision of services to the Fund will be passed along to the shareholders under the Advisory Agreement.

Other Benefits to the Adviser: The Trustees reviewed and considered any other incidental benefits derived or to be derived by Cognios Capital from its relationship with the Fund, noting that Cognios Capital does not use soft dollars and does not have any soft-dollar arrangements.

Semi-Annual Report | March 31, 2016	33

Cognios Market Neutral Large Cap Fund

Additional Information	March 31, 2016 (Unaudited)

During the review process, the Trustees noted certain instances where clarification or follow-up was appropriate and others where the Trustees determined that further clarification or follow-up was not necessary. In those instances where clarification or follow-up was requested, the Board determined that in each case either information responsive to its requests had been provided, or where any request was outstanding in whole or in part, given the totality of the information provided, the Board had received sufficient information to approve the Advisory Agreement with Cognios Capital.

The Board summarized its deliberations with respect to the proposed renewal of the Advisory Agreement with Cognios Capital. In selecting Cognios Capital as the Fund’s investment adviser and determining to renew the Advisory Agreement and the fees charged under the Advisory Agreement, the Trustees concluded that no single factor reviewed by the Trustees was determinative. Further, the Board noted that the Independent Trustees were advised by separate independent legal counsel throughout the process. The Trustees, including all of the Independent Trustees, concluded that:

●
the contractual annual advisory fees of 1.50% of the Fund’s daily average net assets paid to Cognios Capital under the Advisory Agreement and the total expense ratios of 1.95% and 1.70% for the Investment Class and Institutional Class, respectively, taking into account the contractual fee waiver in place, continue to be fair to the Fund’s shareholders;

●	the terms and provisions of the fee waiver letter agreement between the Trust, on behalf of the Fund, and Cognios Capital were not unreasonable;

●	the nature, extent and quality of services rendered by Cognios Capital under the Advisory Agreement were adequate;

●
while the performance history of the Fund was short in that the Fund did not yet have a three-year track record, the Fund’s performance compared favorably to its peer group provided by an independent provider of investment company data for the most recent one-year and third-month periods;

●
bearing in mind the limitations of comparing different types of managed accounts and the different levels of service typically associated with such accounts, the fee structures applicable to Cognios Capital’s other clients employing a comparable strategy to the Fund were not indicative of any unreasonableness with respect to the advisory fee payable by the Fund;

●
the profit, if any, realized by Cognios Capital in connection with the operation of the Fund was not unreasonable to the Fund, noting that Cognios Capital had not realized a profit in 2015 and expects to realize a modest profit in connection with the operation of the Fund in 2016; and

●	there were no material economies of scale or other material incidental benefits accruing to Cognios Capital in connection with its relationship with the Fund.

34	www.cogniosfunds.com

Cognios Market Neutral Large Cap Fund

Additional Information	March 31, 2016 (Unaudited)

Based on the Trustees’ deliberations and their evaluation of the information described above, the Trustees, including all of the Independent Trustees, concluded that Cognios Capital’s compensation for investment advisory services is consistent with the best interests of the Fund and its shareholders.

Semi-Annual Report | March 31, 2016	35

Page Intentionally Left Blank

Must be accompanied or preceded by a prospectus.

The Cognios Market Neutral Large Cap Fund is distributed by ALPS Distributors, Inc.

Shareholder Letter	1
Portfolio Update	2
Disclosure of Fund Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	7
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	11
Additional Information	15

Cupps All Cap Growth Fund	Shareholder Letter

March 31, 2016 (Unaudited)

Investment Environment
After the panic selling in mid-to-late third quarter 2015, which was focused on worries about economic weakness in China threatening global growth, U.S. equities rallied in October and then drifted lower to close 2015. The equity advance lacked both fundamental and technical conviction though, as angst appeared to lurk just below the surface. Investors pondered a widely signaled December rate increase by the Federal Reserve (the “Fed”), and the price of oil moved below $45 in November and below $40 in December. The falling price of oil, which has long been considered a barometer for the global economy, appeared at odds with a Fed rate hike. The hike came, however, despite the weakness, though it may have been at least partially an effort by the Fed to re-establish credibility after similarly advertising a September raise, then “blinking” in the face of market turbulence.

Early 2016 brought another round of sharp declines in equity prices and bond yields as optimism suffered another blow on fears that years of extraordinary monetary policy had yet to overcome deflation or persistent growth pressures. Lower prices however, may have been as much a cause of the deteriorating view as they were a result of it because large, steady, mature stocks faired well and cyclical stocks began to move higher even in the midst of the debate on economic growth. The U.S. 10-year bond yield moved aggressively lower, dropping from 2.2% to 1.8% by the end of the quarter. That stark message from the bond market overwhelmed the Fed’s recently articulated plan for as many as four rate hikes in 2016 such that the Fed revised its guidance to only one or two hikes in 2016 with a promise to remain data dependent.

Performance
For the six month period ended March 31, 2016, the Cupps All Cap Growth Fund lost 4.79% and the benchmark Russell 3000® Growth Index advanced 7.45%.

In fourth quarter 2015, our growth stocks lagged the initial surge that followed the third quarter correction. In what we have witnessed over the years as a typical pattern, the initial rebound after a sharp correction is dominated by the most battered and inexpensive stocks rather than the secular leaders, and the pattern held true in this case too. The portfolio outperformed for the remainder of the quarter, but was unable to close the performance gap.

In first quarter 2016, the equity markets were roiled by the bond market. The Russell 3000® Growth declined over 11% in the first five weeks of the quarter, but then rallied back to finish the quarter nearly unchanged. There were clear winners among businesses perceived to be the most steady and predictable, but there were meaningful losses among the more dynamic growth companies the Fund favors, even among many companies experiencing very positive business conditions.

Outlook
There are three important considerations, from our perspective, that make a strong case for dedicated exposure to higher growth stocks despite two quarters of sharp underperformance: 1) Economy: key market forces, namely oil, currency and interest rates, are adjusting dynamically to the perceived deterioration such that they have swung to positive growth forces from negative ones, 2) Capital positioning: the multiyear movement of capital into yield and steady growth stocks has positioned “everyone on one side of the boat” such that we believe it will be nearly impossible for investors to adjust effectively when a change in the investment environment occurs, 3) Valuation: with a sharp focus on yield, valuations, defined by revenue multiples and price/earnings to growth multiples, have climbed to levels that are treacherous and likely unsustainable among “steady” stocks and compellingly attractive among many dynamic growth stocks, from the perspective of our 25 years of investing.

The Russell 3000® Index is a widely recognized, unmanaged index that measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000 companies with higher price-to-book ratios and higher forecasted growth values. As of March 31, 2016, the Russell 3000® Growth Index included securities issued by companies that ranged in size between $15 million and $604 billion. One cannot invest directly in an index.

The price/earnings to growth ratio is a stock’s price-to-earnings ratio divided by the growth rate of its earning for a specified time period.

The views and information discussed in this commentary are as of the date of publication, are subject to change, and may not reflect the writer’s current views. The views expressed are those of the Fund’s adviser only, and represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice regarding a particular investment or markets in general. Such information does not constitute a recommendation to buy or sell specific securities or investment vehicles. It should not be assumed that any investment will be profitable or will equal the performance of the fund(s) or any securities or any sectors mentioned in this letter. The subject matter contained in this letter has been derived from several sources believed to be reliable and accurate at the time of compilation. Neither the Fund nor the Adviser accepts any liability for losses either direct or consequential caused by the use of this information.

Not FDIC Insured – No Bank Guarantee – May Lose Value

Past performance does not guarantee future results.

ALPS Distributors, Inc. is not affiliated with Cupps Management, LLC.

Semi-Annual Report | March 31, 2016	1

Cupps All Cap Growth Fund	Portfolio Update

March 31, 2016 (Unaudited)

Performance (as of March 31, 2016)

	3 Month	6 Month	1 Year	Since Inception*
Cupps All Cap Growth Fund	-8.11%	-4.79%	-7.77%	-1.49%
Russell 3000® Growth Index(a)	0.34%	7.45%	1.34%	6.62%

The performance data quoted above represents past performance. Past performance is not a guarantee of future results. Investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund performance current to the most recent month-end is available by calling (844) 751-5731 or by visiting www.cuppsfunds.com.

*	Fund’s inception date is June 30, 2014.

(a)	The Russell 3000® Index is a widely recognized, unmanaged index that measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000 companies with higher price-to-book ratios and higher forecasted growth values. As of March 31, 2016, the Russell 3000® Growth Index included securities issued by companies that ranged in size between $15 million and $604 billion. One cannot invest directly in an index.

Returns of less than 1 year are cumulative.

Indices are not actively managed and do not reflect deduction for fees, expenses or taxes. An investor cannot invest directly in an index.

The returns shown above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

The total annual operating expenses and total annual operating expenses after fee waivers and/or reimbursement you may pay as an investor in the Fund (as reported in the January 28, 2016 Prospectus) are 12.51% and 1.05%, respectively. The Fund’s investment adviser has contractually agreed to limit expenses through January 31, 2017.

Performance of $10,000 Initial Investment (as of March 31, 2016)

The graph shown above represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Past performance does not guarantee future results. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2	www.cuppsfunds.com

Cupps All Cap Growth Fund	Portfolio Update

March 31, 2016 (Unaudited)

Sector Allocation (as a % of Net Assets)*

Technology	26.71%
Communications	23.00%
Consumer, Non-cyclical	21.18%
Consumer, Cyclical	18.28%
Financial	5.54%
Industrial	3.43%
Basic Materials	2.28%
Liabilities in Excess of Other Assets	-0.42%
Totals	100.00%

Top 10 Long Holdings (as a % of Net Assets)*

Amazon.com, Inc.	5.49%
Alphabet, Inc. - Class A	5.01%
Apple, Inc.	3.89%
Facebook, Inc. - Class A	3.74%
Broadcom Ltd.	3.54%
Visa, Inc. - Class A	3.29%
Salesforce.com, Inc.	3.26%
Microsoft Corp.	2.75%
Edwards Lifesciences Corp.	2.47%
Ultimate Software Group, Inc.	2.34%
Top Ten Holdings	35.78%

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio. Tables present indicative values only.

Semi-Annual Report | March 31, 2016	3

Cupps All Cap Growth Fund	Disclosure of Fund Expenses

March 31, 2016 (Unaudited)

Examples. As a shareholder of the Cupps All Cap Growth Fund (the “Fund”), you incur two types of costs: (1) transaction costs, including applicable redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on October 1, 2015 and held through March 31, 2016.

Actual Expenses. The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period October 1, 2015 – March 31, 2016” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value October 1, 2015	Ending Account Value March 31, 2016	Expense Ratio(a)	Expense Paid During Period October 1, 2015 - March 31, 2016(b)
Cupps All Cap Growth Fund
Actual	$1,000.00	$952.10	1.05%	$5.12
Hypothetical (5% return before expenses)	$1,000.00	$1,019.75	1.05%	$5.30

(a)	The Fund's expenses have been annualized based on the Fund's most recent fiscal half-year expenses.
(b)	Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), divided by 366.

4	www.cuppsfunds.com

Cupps All Cap Growth Fund	Portfolio of Investments

March 31, 2016 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (100.42%)
Basic Materials (2.28%)
Albemarle Corp.	1,075	$68,725
Total Basic Materials		68,725

Communications (23.00%)
Alphabet, Inc. - Class A(a)	198	151,054
Amazon.com, Inc.(a)	279	165,626
Charter Communications, Inc. - Class A(a)	245	49,595
Cisco Systems, Inc.	1,330	37,865
Ctrip.com International Ltd. - ADR(a)	505	22,351
Facebook, Inc. - Class A(a)	988	112,731
GoDaddy, Inc. - Class A(a)	1,340	43,322
Netflix, Inc.(a)	419	42,835
Palo Alto Networks, Inc.(a)	420	68,519
Total Communications		693,898

Consumer, Cyclical (18.28%)
Burlington Stores, Inc.(a)	1,000	56,240
CarMax, Inc.(a)	295	15,075
Delphi Automotive PLC	325	24,381
Delta Air Lines, Inc.	1,415	68,882
Domino's Pizza, Inc.	360	47,470
McDonald's Corp.	345	43,360
MGM Resorts International(a)	2,110	45,238
Royal Caribbean Cruises Ltd.	576	47,318
Starbucks Corp.	763	45,551
Tesla Motors, Inc.(a)	193	44,346
Texas Roadhouse, Inc.	695	30,288
Ulta Salon Cosmetics & Fragrance, Inc.(a)	155	30,030
Vail Resorts, Inc.	399	53,346
Total Consumer, Cyclical		551,525

Consumer, Non-cyclical (21.18%)
ABIOMED, Inc.(a)	651	61,721
Acadia Healthcare Co., Inc.(a)	390	21,493
Boston Scientific Corp.(a)	2,115	39,783
Constellation Brands, Inc. - Class A	214	32,333
CoStar Group, Inc.(a)	240	45,161
DexCom, Inc.(a)	792	53,785
Edwards Lifesciences Corp.(a)	844	74,449
Gilead Sciences, Inc.	328	30,130
Hologic, Inc.(a)	885	30,533
Intrexon Corp.	795	26,943
Nevro Corp.(a)	715	40,226
Nielsen Holdings PLC	865	45,551
PayPal Holdings, Inc.(a)	1,690	65,234
Post Holdings, Inc.(a)	599	41,193
The WhiteWave Foods Co.(a)	755	30,683
Total Consumer, Non-cyclical		639,218

	Shares	Value (Note 2)
Financial (5.54%)
E*Trade Financial Corp.(a)	1,539	$37,690
Interactive Brokers Group, Inc. - Class A	770	30,276
Visa, Inc. - Class A	1,296	99,118
Total Financial		167,084

Industrial (3.43%)
Graco, Inc.	270	22,669
Rockwell Automation, Inc.	134	15,243
Vulcan Materials Co.	500	52,785
XPO Logistics, Inc.(a)	420	12,894
Total Industrial		103,591

Technology (26.71%)
Apple, Inc.	1,078	117,491
Applied Materials, Inc.	1,820	38,547
Broadcom Ltd.	692	106,914
Cavium, Inc.(a)	1,067	65,258
Electronic Arts, Inc.(a)	683	45,153
Genpact Ltd.(a)	1,889	51,362
M/A-COM Technology Solutions Holdings, Inc.(a)	1,030	45,104
Microsoft Corp.	1,500	82,845
Salesforce.com, Inc.(a)	1,331	98,268
ServiceNow, Inc.(a)	600	36,708
Skyworks Solutions, Inc.	611	47,597
Ultimate Software Group, Inc.(a)	365	70,627
Total Technology		805,874

TOTAL COMMON STOCKS (Cost $2,641,237)		3,029,915

	7-Day Yield	Shares	Value (Note 2)
SHORT-TERM INVESTMENTS (0.05%)
Money Market Fund (0.05%)
Fidelity Institutional Money Market Portfolio	0.35365%	1,514	1,514

TOTAL SHORT-TERM INVESTMENTS (Cost $1,514)			1,514

TOTAL INVESTMENTS (100.47%) (Cost $2,642,751)			$3,031,429

Liabilities In Excess Of Other Assets (-0.47%)			(14,157)

NET ASSETS (100.00%)			$3,017,272

(a)	Non-income producing security.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2016	5

Cupps All Cap Growth Fund	Portfolio of Investments

March 31, 2016 (Unaudited)

Common Abbreviations:
ADR - American Depositary Receipt.
Ltd. - Limited.
PLC - Public Limited Company.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indices or ratings group indices, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of the Fund's net assets. (unaudited)

See Notes to Financial Statements.

6	www.cuppsfunds.com

Cupps All Cap Growth Fund	Statement of Assets and Liabilities

March 31, 2016 (Unaudited)

ASSETS
Investments, at value (Cost $2,642,751)	$3,031,429
Cash	346
Receivable for investments sold	98,331
Dividend and interest receivable	759
Receivable due from advisor	20,233
Prepaid expenses and other assets	5,890
Total Assets	3,156,988
LIABILITIES
Payable for investments purchased	98,292
Payable due to Chief Compliance Officer	1,666
Administration and transfer agency fees payable	20,467
Trustees' fees and expenses payable	261
Legal fees payable	4,371
Audit and tax fees payable	12,661
Accrued expenses and other liabilities	1,998
Total Liabilities	139,716
NET ASSETS	$3,017,272
NET ASSETS CONSIST OF
Paid-in capital	$3,187,476
Accumulated net investment loss	(18,927)
Accumulated net realized loss on investments	(539,955)
Net unrealized appreciation on investments	388,678
NET ASSETS	$3,017,272

PRICING OF SHARES
Net Asset Value, offering and redemption price per share	$9.74
Net Assets	$3,017,272
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	309,630

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2016	7

Cupps All Cap Growth Fund	Statement of Operations

INVESTMENT INCOME
Dividends	$9,787
Total Investment Income	9,787

EXPENSES
Investment advisory fees (Note 6)	15,025
Administrative and transfer agency fees	85,627
Legal fees	5,375
Audit and tax fees	9,161
Reports to shareholders and printing fees	915
Insurance fees	175
Custody fees	2,500
Chief Compliance Officer Fees	10,000
Trustees' fees and expenses	414
State registration fees	10,284
Miscellaneous expenses	3,794
Total Expenses	143,270
Less fees waived/reimbursed by investment advisor (Note 6)	(126,664)
Net Expenses	16,606
NET INVESTMENT LOSS	(6,819)

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized loss on investments	(345,884)
Net change in unrealized appreciation on investments	178,993
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(166,891)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(173,710)

See Notes to Financial Statements.

8	www.cuppsfunds.com

Cupps All Cap Growth Fund	Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2016 (Unaudited)	For the Year Ended September 30, 2015
OPERATIONS:
Net investment loss	$(6,819)	$(17,809)
Net realized loss on investments	(345,884)	(186,937)
Net change in unrealized appreciation on investments	178,993	214,023
Net increase/(decrease) in net assets resulting from operations	(173,710)	9,277

BENEFICIAL SHARE TRANSACTIONS (NOTE 5):
Shares sold	268,365	2,721,519
Shares redeemed	(195,000)	(374,676)
Net increase from beneficial share transactions	73,365	2,346,843

Net increase/(decrease) in net assets	(100,345)	2,356,120

NET ASSETS:
Beginning of period	3,117,617	761,497
End of period (Including accumulated net investment loss of $(18,927) and $(12,108))	$3,017,272	$3,117,617

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2016	9

Cupps All Cap Growth Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended March 31, 2016 (Unaudited)		For the Year Ended September 30, 2015	For the Period Ended September 30, 2014(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$10.23		$9.83	$10.00

INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(b)	(0.02)		(0.08)	(0.01)
Net realized and unrealized gain/(loss) on investments	(0.47)		0.48	(0.16)
Total from investment operations	(0.49)		0.40	(0.17)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.49)		0.40	(0.17)
NET ASSET VALUE, END OF PERIOD	$9.74		$10.23	$9.83
TOTAL RETURN(c)	(4.79%)		4.07%	(1.70%)

SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$3,017		$3,118	$761
RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver	9.06	%(d)	12.51%	106.03	%(d)
Operating expenses including reimbursement/waiver	1.05	%(d)	1.05%	1.05	%(d)
Net investment loss including reimbursement/waiver	(0.43%	)(d)	(0.73%)	(0.62%	)(d)
PORTFOLIO TURNOVER RATE(e)	91%		167%	25%

(a)	Commenced operations on July 1, 2014.
(b)	Calculated using the average shares method.
(c)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Annualized.
(e)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

10	www.cuppsfunds.com

Cupps All Cap Growth Fund	Notes to Financial Statements

March 31, 2016 (Unaudited)

1. ORGANIZATION

ALPS Series Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of March 31, 2016, the Trust had 8 registered funds. This semi-annual report describes the Cupps All Cap Growth Fund (the “Fund”). The Fund’s primary investment objective is to achieve growth of capital over the long term. The Fund currently offers Institutional Class shares. The Board of Trustees (the “Board”) may establish additional funds and classes of shares at any time in the future without shareholder approval.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”). The Fund is considered an investment company for financial reporting purposes. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –
Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –
Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

Semi-Annual Report | March 31, 2016	11

Cupps All Cap Growth Fund	Notes to Financial Statements

March 31, 2016 (Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2016:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Basic Materials	$68,725	$–	$–	$68,725
Communications	693,898	–	–	693,898
Consumer, Cyclical	551,525	–	–	551,525
Consumer, Non-cyclical	639,218	–	–	639,218
Financial	167,084	–	–	167,084
Industrial	103,591	–	–	103,591
Technology	805,874	–	–	805,874
Short-Term Investments	1,514	–	–	1,514
TOTAL	$3,031,429	$–	$–	$3,031,429

The Fund recognizes transfers between levels as of the end of the period. For the period ended March 31, 2016, the Fund did not have any transfers between Level 1 and Level 2 securities. There were no Level 3 securities held during the period.

Trust Expenses: Some expenses of the Trust can be directly attributed to the Fund. Expenses that cannot be directly attributed to the Fund are apportioned among all funds in the Trust based on average net assets of each fund.

Federal Income Taxes: The Fund complies with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains, if any, each year so that it will not be subject to excise tax on undistributed income and gains. The Fund is not subject to income taxes to the extent such distributions are made.

As of and during the period ended March 31, 2016, the Fund did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Fund files U.S. federal, state and local income tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. If applicable, the Fund’s administrator has analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of March 31, 2016, no provision for income tax is required in the Fund’s financial statements related to these tax positions.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date, or for certain foreign securities, as soon as information is available to the Fund.

Distributions to Shareholders: The Fund normally pays dividends, if any, and distributes capital gains, if any, on an annual basis. Income dividend distributions are derived from interest and other income the Fund receives from its investments, including short term capital gains. Long term capital gain distributions are derived from gains realized when the Fund sells a security it has owned for more than one year. The Fund may make additional distributions and dividends at other times if its portfolio manager or managers believes doing so may be necessary for the Fund to avoid or reduce taxes. Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes.

3. TAX BASIS INFORMATION

Tax Basis of Distributions to Shareholders: The character of distributions made during the period from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by the Fund. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end. Accordingly, tax basis balances have not been determined as of the date of the semi-annual.

There were no distributions paid by the Fund for the fiscal year ended September 30, 2015.

12	www.cuppsfunds.com

Cupps All Cap Growth Fund	Notes to Financial Statements

March 31, 2016 (Unaudited)

Unrealized Appreciation and Depreciation on Investments: As of March 31, 2016, the aggregate costs of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation for Federal tax purposes were as follows:

Gross unrealized appreciation (excess of value over tax cost)	$351,001
Gross unrealized depreciation (excess of tax cost over value)	(27,165)
Net unrealized appreciation	$323,836
Cost of investments for income tax purposes	$2,707,593

4. SECURITIES TRANSACTIONS

Purchases and sales of securities, excluding short-term securities, during the period ended March 31, 2016 were as follows:

Purchases of Securities	Proceeds from Sales of Securities
$3,046,291	$2,854,426

5. BENEFICIAL SHARE TRANSACTIONS

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. Holders of the shares of the Fund have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are transferable and redeemable at the option of the shareholder. Shares have no pre-emptive rights. Neither the Fund nor any of its creditors has the right to require shareholders to pay any additional amounts solely because the shareholder owns the shares.

Transactions in common shares were as follows:

	For the Six Months Ended March 31, 2016 (Unaudited)	For the Year Ended September 30, 2015
Shares sold	25,138	261,926
Shares redeemed	(20,241)	(34,684)
Net increase in shares outstanding	4,897	227,242

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. Approximately 87% of the shares outstanding are held within two omnibus accounts. Investment activities of these shareholders could have a material impact on the Fund.

6. MANAGEMENT AND RELATED PARTY TRANSACTIONS

Investment Advisory: Cupps Capital Management, LLC (“Cupps” or the “Adviser”), subject to the authority of the Board, is responsible for the overall management and administration of the Fund’s business affairs. The Adviser manages the investments of the Fund in accordance with the Fund’s investment objective, policies and limitations and investment guidelines established jointly by the Adviser and the Board.

Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser, the Fund pays the Adviser an annual management fee of 0.95% based on the Fund’s average daily net assets. The management fee is paid on a monthly basis. The initial term of the Advisory Agreement is two years. The Board may extend the Advisory Agreement for additional one-year terms. The Board and shareholders of the Fund may terminate the Advisory Agreement upon 30 days’ written notice. The Advisor may terminate the Advisory Agreement upon 60 days’ written notice.

Pursuant to a fee waiver letter agreement (the “Fee Waiver Agreement”), the Adviser has contractually agreed to limit the amount of the Fund’s Total Annual Fund Operating Expenses, exclusive of Distribution and Service (12b-1) Fees, Acquired Fund Fees and Expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses, including, but not limited to, litigation expenses, Fund liquidation expenses and Fund reorganization expenses, to 1.05% of the Fund’s average daily net assets. The Fee Waiver Agreement is in effect through January 31, 2017. The Adviser will be permitted to recover expenses it has borne through the Fee Waiver Agreement to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in the Fee Waiver Agreement. The Fund will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year in which the fees and expense were deferred. The Adviser may not discontinue this waiver without the approval by the Trust's Board.

Semi-Annual Report | March 31, 2016	13

Cupps All Cap Growth Fund	Notes to Financial Statements

March 31, 2016 (Unaudited)

For the six-month period ended March 31, 2016, the fee waivers and/or reimbursements were $126,664.

As of September 30, 2015, the balance of recoupable expenses was $357,172, of which $78,806 expires in 2017 and $278,366 expires in 2018.

Administrator: ALPS Fund Services, Inc. (“ALPS”)(an affiliate of ALPS Distributors, Inc.) serves as administrator to the Fund. The Fund has agreed to pay expenses incurred in connection with its administrative activities. Pursuant to the Administration, Bookkeeping and Pricing Services Agreement with the Trust, ALPS will provide operational services to the Fund including, but not limited to, fund accounting and fund administration and generally assist in the Fund’s operations. The Fund’s administration fee is accrued on a daily basis and paid monthly. The officers of the Trust are employees of ALPS. Administration fees paid by the Fund for the period ended March 31, 2016 are disclosed in the Statement of Operations. ALPS is reimbursed by the Fund for certain out-of-pocket expenses.

Transfer Agent: ALPS serves as transfer agent for the Fund under a Transfer Agency and Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Fund plus fees for open accounts and is reimbursed for certain out-of-pocket expenses.

Compliance Services: ALPS provides services as the Fund’s Chief Compliance Officer to monitor and test the policies and procedures of the Fund in conjunction with requirements under Rule 38a-1 of the 1940 Act pursuant to a Chief Compliance Officer Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Fund and is reimbursed for certain out-of-pocket expenses.

Distribution: ALPS Distributors, Inc. (the “Distributor”) (an affiliate of ALPS) acts as the principal underwriter of the Fund’s shares pursuant to a Distribution Agreement with the Trust. Shares of the Fund are offered on a continuous basis through the Distributor, as agent of the Fund. The Distributor is not obligated to sell any particular amount of shares and is not entitled to any compensation for its services as the Fund’s principal underwriter pursuant to the Distribution Agreement.

7. TRUSTEES

As of March 31, 2016, there were four Trustees, three of whom are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”). The Independent Trustees receive a quarterly retainer of $4,000, plus $2,000 for each regular Board or Committee meeting attended, $2,000 for each special telephonic Board or Committee meeting attended and $2,000 for each special in-person Board meeting attended. The Independent Trustees are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings and for meeting-related expenses. Officers of the Trust and Trustees who are interested persons of the Trust receive no salary or fees from the Trust.

8. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

14	www.cuppsfunds.com

Cupps All Cap Growth Fund	Additional Information

March 31, 2016 (Unaudited)

1. PROXY VOTING POLICIES AND VOTING RECORD

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, (i) by calling the Fund (toll-free) at 1-855-674-4642 or (ii) on the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling the Fund (toll-free) at 1-855-674-4642 or (ii) on the SEC’s website at http://www.sec.gov.

2. PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Semi-Annual Report | March 31, 2016	15

Intentionally Left Blank

Shareholder Letter	1
Portfolio Update	3
Disclosure of Fund Expenses	5
Portfolio of Investments	6
Statement of Assets and Liabilities	11
Statement of Operations	12
Statements of Changes in Net Assets	13
Financial Highlights	14
Notes to Financial Statements	17
Additional Information	23

DDJ Opportunistic High Yield Fund	Shareholder Letter

March 31, 2016 (Unaudited)

Message from the President
Since my last letter in the fall of 2015, fixed income and equity market volatility has persisted. Continued concerns related to global economic activity, declining commodity prices, and divergent global monetary policies have all conspired to exacerbate market volatility. While several markets, including high yield bonds, produced gains over the past two quarters ending March 31, 2016, others, such as leveraged loans, experienced modest losses during these two quarters, as investors continued to reassess their risk/return profile and adjust accordingly.

Sustained weakness in global economic activity, coupled with a continued imbalance between supply and demand for commodities, resulted in a significant decline in commodity prices during the fourth quarter of 2015, a trend that carried over into the early stages of 2016. During this time period, a strong positive relationship existed between commodity prices, specifically oil, and the direction in which many markets traded. This correlation meant that when oil prices declined, many unrelated markets also declined, with the opposite holding true as well. Accordingly, as commodity prices began to stabilize in mid-February, markets recovered and produced strong returns for the first quarter of 2016. That being said, the current level of commodity prices will continue to exert pressure on the financial health of issuers in the Energy and Metals/Mining sectors in particular. As a result, it is expected that a meaningful number of issuers in these sectors will default on their fixed income payments owed during the coming year, pushing overall default rates higher. However, while the effect of declining commodity prices is undoubtedly negative for issuers in these two sectors, we continue to expect that many parts of the economy will benefit from lower product and consumer costs. Broadly speaking, credit fundamentals outside of these troubled sectors remain resilient.

In December 2015, the Federal Open Market Committee (“FOMC”) raised the Federal Funds rate for the first time in almost nine years, signaling the beginning of a new interest rate cycle. In fact, at the time of the December 2015 hike, market participants had anticipated that 2016 would include a total of four interest rate hikes. However, it appears that the FOMC has become more attuned to economic data. Recent sluggishness in economic indicators in the U.S., coupled with weak growth abroad is giving the Committee pause with respect to its previous rate plans. As a result, most market participants now forecast only one rate hike in 2016. Interestingly, while the U.S. has begun its tightening cycle, albeit at what is expected to be a very measured pace, the rest of the world is resorting to further stimulus. Several central banks have announced negative interest rate policies and quantitative easing programs in an effort to jump start economic activity. These policy differences sparked a significant rally in the U.S. dollar, which many feared would crimp U.S. growth; however, any such effect has yet to materialize. For now, it appears as though central banks across the globe will continue to try and use monetary policy to spur growth without negatively affecting investor confidence. It is anyone’s guess as to the ultimate outcome of such an approach.

The Fund lagged the BofA Merrill Lynch U.S. High Yield Non-Financial Index for the six months ending March 31, 2016. This underperformance was primarily the result of the massive rally experienced by the high yield bond market during Q1 2016, which benefited the Fund but not to the same extent as the broader high yield market or the Fund’s benchmark. In fact, through February 11th, the date at which high yield spreads and yields peaked, the Fund was outperforming its benchmark significantly. However, since that time, commodity prices have rallied and high yield mutual funds have experienced record inflows (Exchange-Traded Funds, or “ETFs,” in particular). As a result, high yield bond prices increased significantly, notably for the larger, more liquid high yield bonds that the ETFs tend to be invested in as compared with the Fund. In addition, there was also a significant rally in CCC-rated high yield bonds during the period, principally among stressed/distressed credits in the Energy and Metals & Mining sectors. Although the Fund is overweight CCC-rated debt instruments generally, its exposure to stressed/distressed CCC-rated* bonds in these troubled sectors in particular has been kept to a minimum.

Typically, the high yield bonds and leveraged loans in which the Fund invests are less sensitive to movements in the broader high yield market, both when markets rally and when they sell-off. We seek to have the Fund invested in debt instruments that offer a yield premium to the market that we believe will ultimately lead to outperformance over time. As a result of this philosophy, DDJ understands that it may not realize the same benefit as the broader market during short term rallies, such as the one experienced in Q1 2016, and that the Fund’s performance may lag both the benchmark and its peers during such times.

DDJ recognizes that a market environment such as the one experienced over the past six months can be difficult for investors. At DDJ, we believe that the best way to navigate such volatile times is to remain focused on carefully monitoring the credits in which we invest in an effort to ensure that we are constructing a portfolio of high yield bonds and leveraged loans that offers a more attractive risk-versus-reward profile when compared to the broader high yield market. We thank you for your continued confidence in DDJ and appreciate your investment in the DDJ Opportunistic High Yield Fund.

Sincerely,
David J. Breazzano
President and Chief Investment Officer
DDJ Capital Management, LLC

Semi-Annual Report | March 31, 2016	1

DDJ Opportunistic High Yield Fund	Shareholder Letter

March 31, 2016 (Unaudited)

The views and information discussed in this commentary are as of the date of publication, are subject to change, and may not reflect the writer’s current views. The views expressed are those of the Fund’s adviser only, and represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice regarding a particular investment or markets in general. Such information does not constitute a recommendation to buy or sell specific securities or investment vehicles. It should not be assumed that any investment will be profitable or will equal the performance of the fund(s) or any securities or any sectors mentioned in this letter. The subject matter contained in this letter has been derived from several sources believed to be reliable and accurate at the time of compilation. Neither the Fund nor the Adviser accepts any liability for losses either direct or consequential caused by the use of this information.

*	A CCC/Caa rating by one of the nationally recognized statistical rating organizations (i.e. S&P, Moody’s or Fitch) implies a higher risk of default.

Not FDIC Insured – No Bank Guarantee – May Lose Value

Past performance does not guarantee future results.

ALPS Distributors, Inc. is not affiliated with DDJ Capital Management, LLC.

2	www.ddjcap.com

DDJ Opportunistic High Yield Fund	Portfolio Update

March 31, 2016 (Unaudited)

Performance (as of March 31, 2016)

	3 Month	6 Month	Since Inception*
DDJ Opportunistic High Yield Fund - Institutional	2.50%	-0.03%	-1.80%
DDJ Opportunistic High Yield Fund – Class I	2.48%	-0.05%	-1.80%
DDJ Opportunistic High Yield Fund – Class II	2.42%	-0.17%	-1.97%
BofA ML U.S. High Yield Non-Financial Index(a)	3.54%	0.93%	-4.57%

The performance data quoted above represents past performance. Past performance is not a guarantee of future results. Investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund performance current to the most recent month-end is available by calling (844) 363-4898 or by visiting www.ddjfunds.com.

*	Fund’s inception date is July 16, 2015.
(a)	The BofA Merrill Lynch U.S. High Yield Non-Financial Index is a subset of The BofA Merrill Lynch US High Yield Index but that excludes all securities of financial issuers.

Returns of less than 1 year are cumulative.

Indices are not actively managed and do not reflect deduction for fees, expenses or taxes. An investor cannot invest directly in an index.

The returns shown above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

The total annual operating expenses and total annual operating expenses after fee waivers and/or reimbursement you may pay as an investor in the Fund’s Institutional Class, Class I and Class II shares (as reported in the January 28, 2016 Prospectus) are 1.78% and 0.79%, 1.88% and 0.89% and 2.13% and 1.14%, respectively. The Fund’s investment adviser has contractually agreed to limit expenses through January 31, 2017.

The Fund is new and has a limited operating history.

Performance of $10,000 Initial Investment (as of March 31, 2016)

The graph shown above represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Past performance does not guarantee future results. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Semi-Annual Report | March 31, 2016	3

DDJ Opportunistic High Yield Fund	Portfolio Update

March 31, 2016 (Unaudited)

Top Ten Holdings (as a % of Net Assets)*

HRG Group, Inc.	4.70%
US Foods, Inc.	4.45%
Physio-Control International, Inc., Initial Term Loan (Second Lien)	3.95%
Serta Simmons Bedding LLC	3.67%
Sage Products Holdings III LLC, Initial Term Loan (Second Lien)	3.65%
WMG Acquisition Corp.	3.11%
Nuance Communications, Inc.	2.90%
Ancestry.com, Inc. PIK	2.85%
AF Borrower LLC (Accuvant Finance LLC), Initial Term Loan (Second Lien)	2.66%
Berlin Packaging LLC, Initial Term Loan (Second Lien)	2.59%
Top Ten Holdings	34.53%

Portfolio Composition(as a % of Net Assets)*

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio. Tables present indicative values only.

4	www.ddjcap.com

DDJ Opportunistic High Yield Fund	Disclosure of Fund Expenses

March 31, 2016 (Unaudited)

Examples. As a shareholder of the DDJ Opportunistic High Yield Fund (the “Fund”), you incur two types of costs: (1) transaction costs, including applicable redemption fees; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on October 1, 2015 and held through March 31, 2016.

Actual Expenses. The first line under each class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period October 1, 2015 – March 31, 2016” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line under each class in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line under each class in the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value October 1, 2015	Ending Account Value March 31, 2016	Expense Ratio(a)	Expense Paid During Period October 1, 2015 - March 31, 2016(b)
DDJ Opportunistic High Yield Fund
Institutional
Actual	$1,000.00	$999.70	0.79%	$3.95
Hypothetical (5% return before expenses)	$1,000.00	$1,021.05	0.79%	$3.99
Class I
Actual	$1,000.00	$999.50	0.89%	$4.45
Hypothetical (5% return before expenses)	$1,000.00	$1,020.55	0.89%	$4.50
Class II
Actual	$1,000.00	$998.30	1.14%	$5.70
Hypothetical (5% return before expenses)	$1,000.00	$1,019.30	1.14%	$5.76

(a)	The Fund's expense ratios have been annualized based on the Fund's most recent fiscal half-year expenses after any applicable waivers and reimbursements.
(b)
Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), divided by 366.

Semi-Annual Report | March 31, 2016	5

DDJ Opportunistic High Yield Fund	Portfolio of Investments

March 31, 2016 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (0.85%)
Communications (0.85%)
Clear Channel Outdoor Holdings, Inc., Class A	16,000	$75,200

TOTAL COMMON STOCKS
(Cost $83,086)		75,200

	Principal Amount	Value (Note 2)
HIGH YIELD BONDS (53.64%)
Basic Materials (6.08%)
Century Aluminum Co.
7.500% 06/01/2021 (a)	$275,000	$204,875
Joseph T Ryerson & Son, Inc.
9.000% 10/15/2017	140,000	121,800
Mercer International, Inc.
7.750% 12/01/2022	90,000	90,113
Optima Specialty Sol
12.000% 12/30/2016 (b)	150,000	117,750
Total Basic Materials		534,538

Communications (7.73%)
Ancestry.com, Inc.
11.000% 12/15/2020	60,000	64,800
Clear Channel Worldwide Holdings, Inc., Series A
7.625% 03/15/2020	140,000	120,400
Level 3 Financing, Inc., Series WI
7.000% 06/01/2020	80,000	83,480
Qualitytech LP/QTS Finance Corp.
5.875% 08/01/2022	80,000	81,900
Sprint Communications, Inc.
8.375% 08/15/2017	170,000	168,513
9.125% 03/01/2017	10,000	10,225
Zayo Group LLC / Zayo Capital, Inc.
6.000% 04/01/2023	150,000	150,468
Total Communications		679,786

Consumer, Cyclical (10.93%)
1011778 BC ULC / New Red Finance, Inc.
6.000% 04/01/2022 (a)	150,000	156,375
99 Cents Only Stores LLC
11.000% 12/15/2019	40,000	15,800
First Cash Financial Services, Inc.
6.750% 04/01/2021	100,000	96,750
H&E Equipment Services, Inc.
7.000% 09/01/2022	40,000	40,800
Jo-Ann Stores LLC
8.125% 03/15/2019 (a)	60,000	55,500
Serta Simmons Bedding LLC
8.125% 10/01/2020 (a)	310,000	323,177

See Notes to Financial Statements.

6	www.ddjcap.com

DDJ Opportunistic High Yield Fund	Portfolio of Investments

March 31, 2016 (Unaudited)

	Principal Amount	Value (Note 2)
Consumer, Cyclical (continued)
WMG Acquisition Corp.
6.750% 04/15/2022 (a)	$275,000	$273,625
Total Consumer, Cyclical		962,027

Consumer, Non-cyclical (12.68%)
Acadia Healthcare Co., Inc.
5.625% 02/15/2023	50,000	51,125
Ancestry.com, Inc. PIK
9.625% 10/15/2018 (a)	250,000	250,938
ConvaTec Healthcare SA
10.500% 12/15/2018 (a)	200,000	206,250
MPH Acquisition Holdings LLC
6.625% 04/01/2022 (a)	140,000	145,950
Opal Acquisition, Inc.
8.875% 12/15/2021 (a)	100,000	70,250
US Foods, Inc.
8.500% 06/30/2019	380,000	391,874
Total Consumer, Non-cyclical		1,116,387

Diversified (4.70%)
HRG Group, Inc.
7.750% 01/15/2022	415,000	413,444
Total Diversified		413,444

Energy (5.01%)
Continental Resources, Inc.
4.500% 04/15/2023	20,000	16,825
5.000% 09/15/2022	30,000	26,006
Forum Energy Technologies, Inc., Series WI
6.250% 10/01/2021	100,000	86,500
Newfield Exploration Co.
5.375% 01/01/2026	10,000	9,150
Sabine Pass Liquefaction LLC
5.625% 02/01/2021	150,000	144,938
Teine Energy Ltd.
6.875% 09/30/2022 (a)	10,000	8,950
WPX Energy, Inc.
5.250% 01/15/2017	150,000	148,500
Total Energy		440,869

Industrials (3.61%)
Cleaver-Brooks, Inc.
8.750% 12/15/2019 (a)	230,000	218,500
Shale-Inland Holdings LLC
8.750% 11/15/2019 (a)	30,000	18,675
TransDigm, Inc., Series WI
5.500% 10/15/2020	80,000	80,640
Total Industrials		317,815

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2016	7

DDJ Opportunistic High Yield Fund	Portfolio of Investments

March 31, 2016 (Unaudited)

	Principal Amount	Value (Note 2)
Technology (2.90%)
Nuance Communications, Inc.
5.375% 08/15/2020 (a)	$250,000	$254,844
Total Technology		254,844

TOTAL HIGH YIELD BONDS
(Cost $4,751,822)		4,719,710

SENIOR BANK LOANS (32.76%)
Communications (3.21%)
AF Borrower LLC (Accuvant Finance LLC), Initial Term Loan (Second Lien)
10.000% 01/30/2023	250,000	234,375
LTS Buyer LLC (Sidera Networks, Inc.), Initial Term Loan B-1 (Second Lien)
8.000% 04/12/2021	50,000	48,167
Total Communications		282,542

Consumer, Cyclical (5.62%)
99 Cents Only Stores, Tranche B-2 Loan
4.500% 01/11/2019	9,949	6,815
Equinox Holdings, Inc., Initial Loan (Second Lien)
9.750% 07/31/2020	100,000	100,000
Genoa Healthcare, Initial Term Loan (Second Lien)
8.750% 04/28/2023 (b)	9,375	9,281
LSF9 Cypress Holdings LLC, Junior Lien Term Loan
11.500% 10/09/2023 (b)	60,000	56,700
National Vision, Inc., Initial Term Loan (Second Lien)
6.750% 03/11/2022	250,000	227,500
Parq Holdings Ltd., Closing Date Term Loan (First Lien)
8.500% 12/17/2020	100,317	94,047
Total Consumer, Cyclical		494,343

Consumer, Non-cyclical (16.15%)
Bioscrip, Inc., Delayed Draw Term Loan
6.500% 07/31/2020	36,948	33,376
Bioscrip, Inc., Initial Term Loan B
6.500% 07/31/2020	61,580	55,627
Concentra, Inc., Initial Term Loan (Second Lien)
9.000% 06/01/2023	40,000	39,200
Heartland Dental Care LLC, Term Loan (Second Lien)
9.750% 06/21/2019	200,000	183,000
Lanai Holdings III, Inc., Initial Term Loan (Second Lien)
8.750% 08/28/2023	90,000	88,200
Milk Specialties Co., Initial Term Loan
8.250% 11/09/2018	131,653	131,900
Physio-Control International, Inc., Initial Term Loan (Second Lien)
10.000% 06/05/2023	340,000	347,225
Sage Products Holdings III LLC, Initial Term Loan (Second Lien)
9.250% 06/13/2020	320,000	321,202
U.S. Renal Care, Inc., Term Loan (Second Lien)
9.000% 12/29/2023	140,000	138,250

See Notes to Financial Statements.

8	www.ddjcap.com

DDJ Opportunistic High Yield Fund	Portfolio of Investments

March 31, 2016 (Unaudited)

	Principal Amount	Value (Note 2)
Consumer, Non-cyclical (continued)
WIS International, Loan (Second Lien)
10.250% 06/20/2019	$100,000	$82,500
Total Consumer, Non-cyclical		1,420,480

Financials (1.50%)
Asurion LLC (Asurion Corp.), Term Loan (Second Lien)
8.500% 03/03/2021	30,000	28,275
Cotiviti Corp. (Connolly Intermediate, Inc.), Initial Term Loan (Second Lien)
8.000% 05/13/2022	110,000	104,042
Total Financials		132,317

Industrials (5.90%)
Berlin Packaging LLC, Initial Term Loan (Second Lien)
7.750% 09/30/2022	250,000	227,500
CPM Acquisition Corp. (Crown Acquisition Corp.), Initial Term Loan (Second Lien)
10.250% 04/10/2023	130,000	123,500
Lully Finance S.A R.L. (Lully Finance LLC), Initial Term B-1 Loan (Second Lien)
9.500% 10/16/2023	40,000	37,400
Tower Development Corp, Term Loan (First Lien)
6.107% 01/02/2017 (b)	99,250	99,250
UTEX Industries, Inc., Initial Loan (Second Lien)
8.250% 05/20/2022	70,000	31,733
Total Industrials		519,383

Technology (0.38%)
Evergreen Skills Lux S.A R.L., Initial Term Loan (Second Lien)
9.250% 04/28/2022	70,000	33,250
Total Technology		33,250

TOTAL SENIOR BANK LOANS
(Cost $3,034,230)		2,882,315

TOTAL INVESTMENTS (87.25%)
(Cost $7,869,138)		$7,677,225

Other Assets In Excess Of Liabilities (12.75%)		1,121,392

NET ASSETS (100.00%)		$8,798,617

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2016, the market value of securities restricted under Rule 144A was $2,187,909, representing 24.87% of the Fund's net assets. These securities have been determined to be liquid pursuant to procedures adopted by the Board.

(b)	Fair valued security under the procedures approved by the Fund's Board of Trustees.

Common Abbreviations:
LLC - Limited Liability Company.
LP - Limited Partnership.
Ltd. - Limited.
PIK - Payment-in-kind.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2016	9

DDJ Opportunistic High Yield Fund	Portfolio of Investments

March 31, 2016 (Unaudited)

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indices or ratings group indices, and/or as defined by Fund's management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of the Fund's net assets. (Unaudited)

See Notes to Financial Statements.

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DDJ Opportunistic High Yield Fund	Statement of Assets and Liabilities

March 31, 2016 (Unaudited)

ASSETS:
Investments, at value (Cost $7,869,138)	$7,677,225
Cash and cash equivalents	979,991
Receivable for investments sold	26
Interest receivable	158,525
Receivable due from advisor	24,870
Prepaid offering costs	28,641
Prepaid expenses	6,269
Total Assets	8,875,547

LIABILITIES:
Payable for investments purchased	14,173
Payable for administration and transfer agency fees	33,051
Payable for distribution and services fees	163
Trustees' fees and expenses payable	193
Payable to Chief Compliance Officer	3,331
Payable for legal fees	6,266
Payable for audit and tax fees	15,584
Accrued expenses and other liabilities	4,169
Total Liabilities	76,930
NET ASSETS	$8,798,617

NET ASSETS CONSIST OF:
Paid-in capital (Note 5)	$9,048,122
Accumulated net investment income	33,266
Accumulated net realized loss on investments	(90,858)
Net unrealized depreciation on investments	(191,913)
NET ASSETS	$8,798,617

PRICING OF SHARES
Institutional:
Net Asset Value, offering and redemption price per share	$9.43
Net Assets	$8,101,365
Shares of beneficial interest outstanding	859,183
Class I:
Net Asset Value, offering and redemption price per share	$9.42
Net Assets	$599,269
Shares of beneficial interest outstanding	63,616
Class II:
Net Asset Value, offering and redemption price per share	$9.42
Net Assets	$97,983
Shares of beneficial interest outstanding	10,406

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2016	11

DDJ Opportunistic High Yield Fund	Statement of Operations

For the Period Ended March 31, 2016 (Unaudited)

INVESTMENT INCOME:
Interest income	$246,577
Dividends	23,899
Total Investment Income	270,476

EXPENSES:
Investment advisory fees (Note 6)	22,553
Administrative and transfer agency fees	88,700
Distribution and service fees
Class I	53
Class II	169
Legal fees	5,305
Audit and tax fees	12,084
Printing fees	940
Registration fees	4,850
Insurance fees	55
Custody fees	1,375
Trustees' fees and expenses	458
Chief Compliance Officer fees	9,998
Offering costs	45,019
Other expenses	3,887
Total Expenses	195,446
Less fees waived/reimbursed by investment advisor (Note 6)
Institutional Class	(163,211)
Class I	(3,500)
Class II	(3,062)
Net Expenses	25,673
NET INVESTMENT INCOME	244,803

REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
Net realized loss on:
Investments	(90,592)
Net realized loss	(90,592)

Net Change in unrealized depreciation on:
Investments	(113,287)
Net Change	(113,287)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(203,879)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$40,924

See Notes to Financial Statements.

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DDJ Opportunistic High Yield Fund	Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2016(Unaudited)	For the Period Ended September 30, 2015(a)
OPERATIONS:
Net investment income	$244,803	$23,434
Net realized loss on investments	(90,592)	(266)
Net change in unrealized depreciation on investments	(113,287)	(78,626)
Net increase/(decrease) in net assets resulting from operations	40,924	(55,458)

DISTRIBUTIONS TO SHAREHOLDERS:
Dividends to shareholders from net investment income
Institutional	(209,261)	(18,899)
Class I	(3,367)	(648)
Class II	(3,246)	(599)
Total distributions	(215,874)	(20,146)

BENEFICIAL SHARE TRANSACTIONS (NOTE 5):
Institutional
Shares sold	5,140,154	3,020,010
Dividends reinvested	162,258	18,899
Shares redeemed	(10)	–
Net Increase from beneficial share transactions	5,302,402	3,038,909

Class I
Shares sold	500,000	100,000
Dividends reinvested	3,367	648
Net Increase from beneficial share transactions	503,367	100,648

Class II
Shares sold	–	100,000
Dividends reinvested	3,246	599
Net Increase from beneficial share transactions	3,246	100,599

Net increase in net assets	5,634,065	3,164,552

NET ASSETS:
Beginning of period	3,164,552	–
End of period (Including accumulated net investment income of $33,266 and $4,337)	$8,798,617	$3,164,552

(a)	Commenced operations on July 17, 2015.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2016	13

DDJ Opportunistic High Yield Fund	Financial Highlights

Institutional Class	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended March 31, 2016 (Unaudited)		For the Period Ended September 30, 2015(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$9.76		$10.00

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.35		0.08
Net realized and unrealized loss on investments	(0.36)		(0.26)
Total from investment operations	(0.01)		(0.18)

LESS DISTRIBUTIONS:
From net investment income	(0.32)		(0.06)
Total distributions	(0.32)		(0.06)

NET DECREASE IN NET ASSET VALUE	(0.33)		(0.24)
NET ASSET VALUE, END OF PERIOD	$9.43		$9.76

TOTAL RETURN(c)	(0.03)%		(1.77)%

SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$8,101		$2,968
RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver	6.02	%(d)	14.66	%(d)
Operating expenses including reimbursement/waiver	0.79	%(d)	0.79	%(d)
Net investment income including reimbursement/waiver	7.60	%(d)	3.71	%(d)
PORTFOLIO TURNOVER RATE(e)	11%		4%

(a)	Commenced operations on July 17, 2015.
(b)	Calculated using the average shares method.
(c)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Annualized.
(e)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

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DDJ Opportunistic High Yield Fund	Financial Highlights

Class I	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended March 31, 2016 (Unaudited)		For the Period Ended September 30, 2015(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$9.76		$10.00

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.38		0.07
Net realized and unrealized loss on investments	(0.39)		(0.24)
Total from investment operations	(0.01)		(0.17)

LESS DISTRIBUTIONS:
From net investment income	(0.33)		(0.07)
Total distributions	(0.33)		(0.07)

NET DECREASE IN NET ASSET VALUE	(0.34)		(0.24)
NET ASSET VALUE, END OF PERIOD	$9.42		$9.76

TOTAL RETURN(c)	(0.05)%		(1.76)%

SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$599		$98
RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver	7.58	%(d)	14.74	%(d)
Operating expenses including reimbursement/waiver	0.89	%(d)	0.89	%(d)
Net investment income including reimbursement/waiver	8.18	%(d)	3.47	%(d)
PORTFOLIO TURNOVER RATE(e)	11%		4%

(a)	Commenced operations on July 17, 2015.
(b)	Calculated using the average shares method.
(c)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Annualized.
(e)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2016	15

DDJ Opportunistic High Yield Fund	Financial Highlights

Class II	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended March 31, 2016 (Unaudited)		For the Period Ended September 30, 2015(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$9.76		$10.00

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.34		0.07
Net realized and unrealized loss on investments	(0.36)		(0.25)
Total from investment operations	(0.02)		(0.18)

LESS DISTRIBUTIONS:
From net investment income	(0.32)		(0.06)
Total distributions	(0.32)		(0.06)

NET DECREASE IN NET ASSET VALUE	(0.34)		(0.24)
NET ASSET VALUE, END OF PERIOD	$9.42		$9.76

TOTAL RETURN(c)	(0.17)%		(1.80)%

SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$98		$98
RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver	7.49	%(d)	14.99	%(d)
Operating expenses including reimbursement/waiver	1.14	%(d)	1.14	%(d)
Net investment income including reimbursement/waiver	7.13	%(d)	3.22	%(d)
PORTFOLIO TURNOVER RATE(e)	11%		4%

(a)	Commenced operations on July 17, 2015.
(b)	Calculated using the average shares method.
(c)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Annualized.
(e)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

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DDJ Opportunistic High Yield Fund	Notes to Financial Statements

March 31, 2016 (Unaudited)

1. ORGANIZATION

ALPS Series Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of March 31, 2016, the Trust had 8 registered funds. This semi-annual report describes the DDJ Opportunistic High Yield Fund (the “Fund”). The Fund’s primary investment objective is overall total return consisting of a high level of current income together with long-term capital appreciation. The Fund currently offers Class I shares, Class II shares and Institutional Class shares. Each share class has identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. The Board of Trustees (the “Board”) may establish additional funds and classes of shares at any time in the future without shareholder approval.

As a newly organized entity, the Fund has little operating history. The Fund does not have any operations before July 17, 2015 other than those relating to the sale and issuance of the Fund’s initial Class I shares, Class II shares and Institutional Class shares to ALPS Fund Services, Inc. (“ALPS”), the Fund’s administrator and transfer agent. ALPS is an affiliate of ALPS Distributors, Inc., the Fund’s principal underwriter.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”). The Fund is considered an investment company for financial reporting purposes. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers-dealers that make a market in the security. Investments in non-exchange traded funds are fair valued at their respective net asset values.

Loans are primarily valued by using a composite loan price from a nationally recognized loan pricing service. The methodology used by the Funds’ nationally recognized loan pricing provider for composite loan prices is to value loans at the mean of the bid and ask prices from one or more brokers or dealers.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Semi-Annual Report | March 31, 2016	17

DDJ Opportunistic High Yield Fund	Notes to Financial Statements

March 31, 2016 (Unaudited)

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2016:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Communications	$75,200	$–	$–	$75,200
High Yield Bonds
Basic Materials	–	416,788	117,750	534,538
Communications	–	679,786	–	679,786
Consumer, Cyclical	–	962,027	–	962,027
Consumer, Non-cyclical	–	1,116,387	–	1,116,387
Diversified	–	413,444	–	413,444
Energy	–	440,869	–	440,869
Industrials	–	317,815	–	317,815
Technology	–	254,844	–	254,844
Senior Bank Loans
Communications	–	282,542	–	282,542
Consumer, Cyclical	–	334,315	160,028	494,343
Consumer, Non-cyclical	–	719,555	700,925	1,420,480
Financials	–	132,317	–	132,317
Industrials	–	259,233	260,150	519,383
Technology	–	–	33,250	33,250
TOTAL	$75,200	$6,329,922	$1,272,103	$7,677,225

The Fund recognizes transfers between levels as of the end of the period. For the period ended March 31, 2016, the Fund did not have any transfers between Level 1 and Level 2 securities. The following is a reconciliation of assets in which Level 3 inputs were used in determining the value:

DDJ Opportunistic High Yield	High Yield Bonds	Senior Bank Loans	Total
Balance as of September 30, 2015	$–	$199,846	$199,846
Accrued discount	–	1,281	1,281
Return of Capital	–	–	–
Realized Gain/(Loss)	–	1	1
Change in Unrealized Depreciation	(13,280)	(61,772)	(75,052)
Purchases	131,030	630,623	761,653
Sales Proceeds	–	(250)	(250)
Transfer into Level 3	–	384,624	384,624
Transfer out of Level 3	–	–	–
Balance as of March 31, 2016	$117,750	$1,154,353	$1,272,103

18	www.ddjcap.com

DDJ Opportunistic High Yield Fund	Notes to Financial Statements

March 31, 2016 (Unaudited)

Information about Level 3 measurements as of March 31, 2016:

	Market Value	Valuation Technique	Unobservable Input
DDJ Opportunistic High Yield Fund
Assets
High Yield Bonds	$117,750	Market Comparable Companies Analysis	Yield to Worst
Senior Bank Loans	165,231	Market Comparable Companies Analysis	Yield to Worst
Senior Bank Loans	989,122	Third-party Vendor Pricing Service	Vendor Quotes

Offering Costs: The Fund incurred offering costs during the period ended March 31, 2016. These offering costs, including fees for printing initial prospectuses, legal and registration fees, are being amortized over the first twelve months from the inception date of the Fund. Amounts amortized through March 31, 2016 are shown on the Fund’s Statement of Operations and amounts that remain to be amortized are shown on the Fund’s Statement of Assets and Liabilities.

Trust Expenses: Some expenses of the Trust can be directly attributed to the Fund. Expenses that cannot be directly attributed to the Fund are apportioned among all funds in the Trust based on average net assets of each fund.

Fund Expenses: Some expenses can be directly attributed to the Fund and are apportioned among the classes based on average net assets of each class.

Class Expenses: Expenses that are specific to a class of shares are charged directly to that share class. Fees provided under the distribution (Rule 12b-1) and/or shareholder service plans for a particular class of the Fund are charged to the operations of such class.

Federal Income Taxes: The Fund complies with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains, if any, each year so that it will not be subject to excise tax on undistributed income and gains. The Fund is not subject to income taxes to the extent such distributions are made.

As of and during the period ended March 31, 2016, the Fund did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Fund files U.S. federal, state and local income tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. If applicable, the Fund’s administrator has analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of March 31, 2016, no provision for income tax is required in the Fund’s financial statements related to these tax positions.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date, or for certain foreign securities, as soon as information is available to the Fund. All of the realized and unrealized gains and losses and net investment income are allocated daily to each class in proportion to its average daily net assets.

Distributions to Shareholders: The Fund normally pays dividends, if any, monthly and distributes capital gains, if any, on an annual basis. Income dividend distributions are derived from interest and other income the Fund receives from its investments, including short term capital gains. Long term capital gain distributions are derived from gains realized when the Fund sells a security it has owned for more than one year. The Fund may make additional distributions and dividends at other times if its portfolio manager or managers believes doing so may be necessary for the Fund to avoid or reduce taxes. Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes.

Loan Assignments and Participations: The Fund may invest in loan assignments and participations. The Fund considers loan assignments and participations to be investments in debt securities. Loan participations typically will result in the Fund having a contractual relationship only with the lender, not with the underlying borrower. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. Under a loan participation, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. When the Fund purchases assignments of loans from lenders, unlike a participation, the Fund will acquire direct rights against the borrower on the loan except that under certain circumstances such rights may be more limited than those held by the assigning lender.

Semi-Annual Report | March 31, 2016	19

DDJ Opportunistic High Yield Fund	Notes to Financial Statements

March 31, 2016 (Unaudited)

As of period end, the Fund held $2,882,315 or 32.76% in loan assignments.

3. TAX BASIS INFORMATION

Tax Basis of Distributions to Shareholders: The character of distributions made during the period from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by the Fund. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end. Accordingly, tax basis balances have not been determined as of the date of the semi-annual.

The tax character of distributions paid by the Fund for the fiscal year ended September 30, 2015 were as follows:

Fund	Ordinary Income	Long-Term Capital Gain	Return of Capital
DDJ Opportunistic High Yield Fund	$20,146	$–	$–

Unrealized Appreciation and Depreciation on Investments: As of March 31, 2016, the aggregate costs of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation for Federal tax purposes were as follows:

Gross unrealized appreciation (excess of value over tax cost)	$108,036
Gross unrealized depreciation (excess of tax cost over value)	(299,949)
Net unrealized appreciation (depreciation)	(191,913)
Cost of investments for income tax purposes	$7,869,138

4. SECURITIES TRANSACTIONS

Purchases and sales of securities, excluding short-term securities, during the period ended March 31, 2016 were as follows:

Purchases of Securities	Proceeds from Sales of Securities
$5,693,841	$551,989

5. BENEFICIAL SHARE TRANSACTIONS

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. Holders of the shares of the Fund have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are transferable and redeemable at the option of the shareholder. Shares have no pre-emptive rights. Neither the Fund nor any of its creditors has the right to require shareholders to pay any additional amounts solely because the shareholder owns the shares.

Shares redeemed within 60 days of purchase may incur a 1.00% short-term redemption fee deducted from the redemption amount. For the period ended March 31, 2016, the redemption fees charged by the Fund, if any, are presented in the Statements of Changes in Net Assets.

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DDJ Opportunistic High Yield Fund	Notes to Financial Statements

March 31, 2016 (Unaudited)

Transactions in common shares were as follows:

	For the Six Months Ended March 31, 2016 (Unaudited)	For the Period Ended September 30, 2015(a)
Institutional
Shares sold	537,706	302,226
Dividends reinvested	17,329	1,923
Shares redeemed	(1)	–
Net increase in shares outstanding	555,034	304,149
Class I
Shares sold	53,192	10,000
Dividends reinvested	358	66
Net increase in shares outstanding	53,550	10,066
Class II
Shares sold	–	10,000
Dividends reinvested	345	61
Net increase in shares outstanding	345	10,061

(a)	Commenced operations on July 17, 2015.

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. Approximately 66% of the shares outstanding are held within two affiliated accounts and 25% within an unaffiliated account. Investment activities of these shareholders could have a material impact on the Fund.

6. MANAGEMENT AND RELATED PARTY TRANSACTIONS

Investment Advisory: DDJ Capital Management, LLC (“DDJ” or the “Adviser”), subject to the authority of the Board, is responsible for the overall management and administration of the Fund’s business affairs. The Adviser manages the investments of the Fund in accordance with the Fund’s investment objective, policies and limitations and investment guidelines established jointly by the Adviser and the Board.

Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser, the Fund pays the Adviser an annual management fee of 0.70% based on the Fund’s average daily net assets. The management fee is paid on a monthly basis. The initial term of the Advisory Agreement is two years. The Board may extend the Advisory Agreement for additional one-year terms. The Board and shareholders of the Fund may terminate the Advisory Agreement upon 30 days’ written notice. The Adviser may terminate the Advisory Agreement upon 60 days’ written notice.

Pursuant to a fee waiver letter agreement (the “Fee Waiver Agreement”), the Adviser has contractually agreed to limit the amount of the Fund’s Total Annual Fund Operating Expenses, exclusive of Distribution and Service (12b-1) Fees, Shareholder Servicing expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses, to 0.79% of the Fund’s average daily net assets of each of the Institutional Class, Class I and Class II shares. The Fee Waiver Agreement is in effect through January 31, 2017. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Fee Waiver Agreement to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in the Fee Waiver Agreement. The Fund will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year in which the fees and expense were deferred. The Adviser may not discontinue this waiver without the approval by the Trust's Board.

For the six-month period ended March 31, 2016, the fee waivers and/or reimbursements were $163,211, $3,500 and $3,062 for the Institutional Class, Class I shares and Class II shares, respectively. This includes waived advisory fees of $21,816, $401 and $336, respectively.

As of September 30, 2015, the balances of recoupable expenses for each class were as follows:

Fund	Expiring in 2016	Expiring in 2017	Expiring in 2018
DDJ Opportunistic High Yield Fund - Institutional	$–	$–	$(82,371)
DDJ Opportunistic High Yield Fund - I	–	–	(2,863)
DDJ Opportunistic High Yield Fund - II	–	–	(2,862)

Semi-Annual Report | March 31, 2016	21

DDJ Opportunistic High Yield Fund	Notes to Financial Statements

March 31, 2016 (Unaudited)

Administrator: ALPS Fund Services, Inc. (“ALPS”) (an affiliate of ALPS Distributors, Inc.) serves as administrator to the Fund. The Fund has agreed to pay expenses incurred in connection with its administrative activities. Pursuant to the Administration, Bookkeeping and Pricing Services Agreement with the Trust, ALPS will provide operational services to the Fund including, but not limited to, fund accounting and fund administration and generally assist in the Fund’s operations. The Fund’s administration fee is accrued on a daily basis and paid monthly. The officers of the Trust are employees of ALPS. Administration fees paid by the Fund for the fiscal period ended March 31, 2016 are disclosed in the Statement of Operations.

ALPS is reimbursed by the Fund for certain out of pocket expenses.

Transfer Agent: ALPS serves as transfer agent for the Fund under a Transfer Agency and Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Fund plus fees for open accounts and is reimbursed for certain out-of-pocket expenses.

Compliance Services: ALPS provides services as the Fund’s Chief Compliance Officer to monitor and test the policies and procedures of the Fund in conjunction with requirements under Rule 38a-1 of the 1940 Act pursuant to a Chief Compliance Officer Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Fund and is reimbursed for certain out-of-pocket expenses.

Distribution: ALPS Distributors, Inc. (the “Distributor”) (an affiliate of ALPS) acts as the principal underwriter of the Fund’s shares pursuant to a Distribution Agreement with the Trust. Shares of the Fund are offered on a continuous basis through the Distributor, as agent of the Fund. The Distributor is not obligated to sell any particular amount of shares and is not entitled to any compensation for its services as the Fund’s principal underwriter pursuant to the Distribution Agreement.

The Fund has adopted a Distribution and Services Plan (the “Plan”) pursuant to Rule 12b-1 of the 1940 Act for its Class II shares. The Plan allows the Fund to use Class II assets to pay fees in connection with the distribution and marketing of Class II shares and/or the provision of shareholder services to Class II shareholders. The Plan permits payment for services in connection with the administration of plans or programs that use Class II shares of the Fund, if any, as their funding medium and for related expenses. The Plan permits the Fund to make total payments at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to its Class II shares. Because these fees are paid out of the Fund’s Class II assets, if any, on an ongoing basis, over time they will increase the cost of an investment in the Class II shares, if any, and Class II Plan fees may cost an investor more than other types of sales charges. Plan fees are shown as distribution and service fees on the Statement of Operations.

The Fund has adopted a shareholder services plan (“Shareholder Services Plan”) with respect to the Fund’s Class I and Class II shares. Under the Shareholder Services Plan the Fund is authorized to pay banks and their affiliates and other institutions, including broker-dealers and Fund affiliates (“Participating Organizations”), an aggregate fee in an amount not to exceed on an annual basis 0.10% of the average daily net asset value of the Class I shares and Class II shares, respectively, attributable to or held in the name of a Participating Organization for its clients as compensation for providing shareholder service activities, which do not include distribution services, pursuant to an agreement with a Participating Organization. Shareholder Services plan fees are included with distribution and service fees on the Statements of Operations.

7. TRUSTEES

As of March 31, 2016, there were four Trustees, three of whom are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”). The Independent Trustees receive a quarterly retainer of $4,000, plus $2,000 for each regular Board or Committee meeting attended, $2,000 for each special telephonic Board or Committee meeting attended and $2,000 for each special in-person Board meeting attended. The Independent Trustees are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings and for meeting-related expenses. Officers of the Trust and Trustees who are interested persons of the Trust receive no salary or fees from the Trust.

8. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

22	www.ddjcap.com

DDJ Opportunistic High Yield Fund	Additional Information

March 31, 2016 (Unaudited)
1. PROXY VOTING POLICIES AND VOTING RECORD

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, (i) by calling the Fund (toll-free) at 1-844-363-4898 or (ii) on the website of the Securities and Exchange Commission (the “SEC”) website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling the Fund (toll-free) at 1-844-363-4898 or (ii) on the SEC’s website at http://www.sec.gov.

2. PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Semi-Annual Report | March 31, 2016	23

Intentionally Left Blank

Intentionally Left Blank

EVERGREEN GAVEKAL

SEMI-ANNUAL REPORT 3/31/2016

GKE ASIAN OPPORTUNITIES FUND

INSTITUTIONAL SHARES | TICKER SYMBOL : GKEAX

INVEST IN ASIA WITH GAVEKAL

Shareholder Letter	1
Portfolio Update	5
Disclosure of Fund Expenses	7
Portfolio of Investments	8
Statement of Assets and Liabilities	13
Statement of Operations	14
Statements of Changes in Net Assets	15
Financial Highlights	16
Notes to Financial Statements	18
Additional Information	29

GKE Asian Opportunities Fund	Shareholder Letter

March 31, 2016 (Unaudited)

Dear Shareholder,

The past six months have been a wild ride for Asian investors. Markets have gone from despair to optimism and back again, only to wind up roughly where they started. This treadmill of volatility is surely leaving many investors feeling like the mythological Sisyphus who was condemned to endlessly roll a boulder up a hill – never really getting further than where he started. During this period the GaveKal-Evergreen Asian Opportunities Fund fell -0.5% in USD terms against the benchmark which rose +5.1%. The primary reason for this underperformance came from the Fund’s overweight position in China which subtracted nearly -3.0% of relative return against the benchmark. Though the returns have been somewhat disappointing, our view that markets would remain volatile has been correct, helping us to avoid much of the turbulence in markets. Indeed, the annualized daily standard deviation of the Fund has been 11.8%, as compared with 19.3% for the market.

As we think about the rest of 2016, we believe the most important question is whether, after years of underperformance, the recent rise of Emerging Markets (EMs) will continue. We believe a continued rally depends on three factors: (1) rising commodity prices, (2) improving liquidity conditions and (3) stronger nominal economic growth. Weighing these factors, we judge that a continued broad-based rally in EMs is very unlikely. Commodity prices will be restrained and economic growth tepid. A less strong US Dollar seems likely, and will help, but won’t be a panacea. We are optimistic about certain markets like China and India, just not all EMs. In this semi-annual newsletter we will go through each of these three factors and explain why we believe the rally in EMs will ultimately be fleeting.

The recent rally in EMs began in mid-February, concurrent with oil and commodity prices bottoming. This should not come as surprising; economic sensitivity to commodities for EMs remains high, especially in South America. So while positive correlation with commodity prices may have been great in the past cycle, in this cycle it won’t be. And this cycle may be long lasting. Slowly shifting supply response tends to create commodity cycles that last decades and predictably move from undersupply to oversupply. The build-up in supply we have witnessed over the past decade is surely on-par with past busts and demand may take another five to ten years to catch up.

The second aspect important to EM asset prices is the overall liquidity environment. EM liquidity can either come from domestic sources or from abroad through the current and capital account. We know that domestically most EM banks are retrenching and so we don’t expect much help from this channel. Meanwhile, liquidity from abroad often comes with a falling US Dollar. In this regard the outlook is slightly brighter. We believe the US Dollar has probably stopped rising and will follow a sideways path or slight decline from here. As evidence, witness the US current account which has moved into deficit again. Further, the panic buying which drove the US Dollar higher last December seems to be over. Undeniably the prospect of higher interest rates is likely, but we don’t think this will be enough to drive the US Dollar to new highs.

Finally, economic growth is important in determining the direction of EM asset prices. While real Gross Domestic Product (GDP) growth hasn’t been a good indicator of stock market direction, nominal GDP growth has been (see chart). And on this measure we again take a cautious stance. The outlook for trade, a historically important growth driver, remains bleak. EM consumers are expected to take up the slack, but rising unemployment and deleveraging suggest this will take time. We would like to see government spending rise to offset the private sector slowdown; however there seems to be little appetite for that. It seems low commodity prices have left the public coffers empty. Meanwhile, it is hard for a head of state to organize reforms or pass new stimulus measures when they are just struggling to stay in office (looking at you Brazil and South Africa).

Semi-Annual Report | March 31, 2016	1

GKE Asian Opportunities Fund	Shareholder Letter

March 31, 2016 (Unaudited)

Though we are not optimistic about EMs in general, we are optimistic about India and China specifically. On the three factors mentioned above both countries score well. Neither is reliant on commodity production, in fact, both are in commodity deficit and will benefit immensely if prices stay weak for the next decade. Secondly, the near term growth for both countries is relatively assured. We do have concerns about China in the medium term, especially if it fails to enact reforms, but recent stimulus means 2016 should be much better than last year. India’s growth outlook is rosy thanks to recent interest rate cuts and will be even better if the government can enact reforms or implement large scale projects.

The past month has seen a surprising resurgence in demand for EM assets. We would be cautious to chase this trend now. Commodity prices are unlikely to continue this pace of increase and there are still many economic and political problems most EMs face in the coming years which will limit their growth prospects. That said, we must admit that the US Dollar is increasingly looking top-heavy and that even a range bound Dollar is good news. In this environment we prefer large EM economies which are not dependent on rising commodity prices and which have some visibility on near term growth prospects. This is why we continue to hold large positions in both India and China.

2	www.gkefund.com

GKE Asian Opportunities Fund	Shareholder Letter

March 31, 2016 (Unaudited)

*	Chart data for the period 1/1/1998 – 12/31/2015. Past performance does not guarantee future results.

Louis-Vincent Gave
CEO and Portfolio Manager, GaveKal Capital Limited

Semi-Annual Report | March 31, 2016	3

GKE Asian Opportunities Fund	Shareholder Letter

March 31, 2016 (Unaudited)

The views and information discussed in this commentary are as of the date of publication, are subject to change, and may not reflect the writer’s current views. The views expressed are those of the Fund’s adviser only, and represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice regarding a particular investment or markets in general. Such information does not constitute a recommendation to buy or sell specific securities or investment vehicles. It should not be assumed that any investment will be profitable or will equal the performance of the fund(s) or any securities or any sectors mentioned in this letter. The subject matter contained in this letter has been derived from several sources believed to be reliable and accurate at the time of compilation. Neither the Fund nor the Adviser accepts any liability for losses either direct or consequential caused by the use of this information.

Emerging markets are often less stable politically and economically than developed markets such as the United States and investing in emerging markets involves different and greater risks. There may be less publicly available information about companies in emerging markets. The stock exchanges and brokerage industries of emerging markets do not have the level of government oversight as do those in the United States. Securities markets of such countries are substantially smaller, less liquid and more volatile than securities markets in the United States. Emerging markets may be especially prone to currency-related risks.

The MSCI Emerging Markets (EM) Asia Index captures large and mid cap representation across 8 Emerging Markets countries; China, India, Indonesia, Korea, Malaysia, the Philippines, Taiwan and Thailand.

YoY: Year over year.

Not FDIC Insured – No Bank Guarantee – May Lose Value

Past performance does not guarantee future results.

ALPS Distributors, Inc. is not affiliated with Evergreen Capital Management, LLC or GaveKal Capital Limited.

4	www.gkefund.com

GKE Asian Opportunities Fund	Portfolio Update

March 31, 2016 (Unaudited)

Performance (as of March 31, 2016)
	3 Month	6 Month	1 Year	Since Inception*
GKE Asian Opportunities Fund	-1.54%	-0.42%	-8.14%	2.60%
MSCI AC Asia Pacific TR USD(a)	-1.60%	5.27%	-9.41%	0.92%

The performance data quoted above represents past performance. Past performance is not a guarantee of future results. Investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund performance current to the most recent month-end is available by calling 1-855-331-6240 or by visiting www.gkefund.com.

*	Fund’s inception date is August 5, 2013.

(a)	The MSCI AC Asia Pacific TR USD Index is designed to measure the equity market performance of the developed and emerging markets in the Pacific region. The Index consists of the following 12 developed and emerging market countries: Australia, China, Hong Kong, Indonesia, Japan, Korea, Malaysia, New Zealand, Philippines, Singapore, Taiwan and Thailand.

Returns of less than 1 year are cumulative.

Indices are not actively managed and do not reflect deduction for fees, expenses or taxes. An investor cannot invest directly into an index.

The returns shown above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

The total annual operating expenses and total annual operating expenses after fee waivers and/or reimbursement you may pay as an investor in the Fund (as reported in the January 28, 2016 Prospectus) are 3.69% and 1.81%, respectively. The Fund’s investment adviser has contractually agreed to limit expenses through January 31, 2017.

Performance of $100,000 Initial Investment (as of March 31, 2016)

The graph shown above represents historical performance of a hypothetical investment of $100,000 in the Fund since inception. Past performance does not guarantee future results. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Semi-Annual Report | March 31, 2016	5

GKE Asian Opportunities Fund	Portfolio Update

March 31, 2016 (Unaudited)

Sector Allocation (as a % of Net Assets)*

Financial	24.86%
Government	16.09%
Utilities	12.59%
Consumer, Cyclical	8.25%
Consumer, Non-cyclical	7.54%
Industrial	4.03%
Communications	2.83%
Technology	2.24%
Basic Materials	2.00%
Health Care	1.27%
Cash, Cash Equivalents, & Other Net Assets	18.30%
TOTALS	100.00%

Top 10 Positions (as a % of Net Assets)*

LG Household & Health Care Ltd.	6.24%
Industrial & Commercial Bank of China Ltd., Jr. Sub. Notes	6.00%
Yes Bank Ltd., (Loan Participation Notes issued by Citigroup Global Markets Holdings Inc.),	5.33%
Guangdong Investment Ltd.	4.98%
Axis Bank Ltd., (Loan Participation Notes issued by Citigroup Global Markets Holdings Inc.),	4.75%
Indonesia Treasury Bond, Sr. Unsec. Notes	4.72%
Philippine Government International Bond, Sr. Unsec. Notes	4.30%
AIA Group Ltd.	4.15%
Cheung Kong Infrastructure Holdings Ltd.	4.03%
Indonesia Government International Bond, Sr. Unsec. Notes	3.68%

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio. Tables present indicative values only.

6	www.gkefund.com

GKE Asian Opportunities Fund	Disclosure of Fund Expenses

March 31, 2016 (Unaudited)

Examples. As a shareholder of the GKE Asian Opportunities Fund (the “Fund”), you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on October 1, 2015 and held through March 31, 2016.

Actual Expenses. The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period October 1, 2015 – March 31, 2016” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value October 1, 2015	Ending Account Value March 31, 2016	Expense Ratio(a)	Expenses Paid During period October 1, 2015 - March 31, 2016(b)
Actual	$1,000.00	$995.80	1.81%	$9.03
Hypothetical (5% return before expenses)	$1,000.00	$1,015.95	1.81%	$9.12

(a)	The Fund's expense ratios have been annualized based on the Fund's most recent fiscal half-year expenses.
(b)	Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), divided by 366.

Semi-Annual Report | March 31, 2016	7

GKE Asian Opportunities Fund	Portfolio of Investments

March 31, 2016 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (47.41%)
Basic Materials (2.00%)
Chemicals (2.00%)
Toray Industries, Inc.	37,000	$315,344
Total Basic Materials		315,344

Communications (2.83%)
Internet (2.52%)
Tencent Holdings Ltd.	19,500	398,177
Telecommunications (0.31%)
Globe Telecom, Inc.	995	47,973
Total Communications		446,150

Consumer, Cyclical (7.73%)
Auto Manufacturers (1.07%)
Dongfeng Motor Group Co. Ltd. - Class H	136,000	169,708
Lodging (5.71%)
Galaxy Entertainment Group Ltd.	134,000	502,672
Sands China Ltd.	98,000	399,208
Retail (0.95%)
CK Hutchison Holdings Ltd.	11,500	149,284
Total Consumer, Cyclical		1,220,872

Consumer, Non-cyclical (7.54%)
Cosmetics/Personal Care (7.54%)
Amorepacific Corp.	608	205,484
LG Household & Health Care Ltd.	1,192	984,995
Total Consumer, Non-cyclical		1,190,479

Financial (8.45%)
Diversified Financial Services (1.02%)
Haitong Securities Co. Ltd. - Class H	93,600	159,995
Insurance (7.43%)
AIA Group Ltd.	115,600	654,943
China Life Insurance Co. Ltd. - Class H	114,000	281,276
Ping An Insurance Group Co. of China Ltd. - Class H	49,500	236,737
Total Financial		1,332,951

See Notes to Financial Statements.

8	www.gkefund.com

GKE Asian Opportunities Fund	Portfolio of Investments

March 31, 2016 (Unaudited)

	Shares	Value (Note 2)
Industrial (4.03%)
Engineering & Construction (4.03%)
Cheung Kong Infrastructure Holdings Ltd.	65,000	$635,558
Total Industrial		635,558

Technology (2.24%)
Semiconductors (2.24%)
Samsung Electronics Co. Ltd.	308	353,354
Total Technology		353,354

Utilities (12.59%)
Electric (7.61%)
Huaneng Power International, Inc. - Class H	284,000	254,076
Korea Electric Power Corp.	3,336	175,610
Manila Electric Co.	54,420	381,750
Power Assets Holdings Ltd.	38,000	388,702
Water (4.98%)
Guangdong Investment Ltd.	622,000	786,586
Total Utilities		1,986,724

TOTAL COMMON STOCKS (Cost $6,887,647)		7,481,432

PARTICIPATION NOTES (12.20%)
Consumer, Cyclical (0.52%)
Auto Manufacturers (0.52%)
Maruti Suzuki India, (Loan Participation Notes issued by Citigroup Global Markets Holdings Inc.),(a) expiring 01/17/2017	1,450	81,372
Total Consumer, Cyclical		81,372

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2016	9

GKE Asian Opportunities Fund	Portfolio of Investments

March 31, 2016 (Unaudited)

	Shares	Value (Note 2)
Financial (10.41%)
Banks (10.41%)
Axis Bank Ltd., (Loan Participation Notes issued by Citigroup Global Markets Holdings Inc.),(a) expiring 01/17/2017	111,680	$749,030
Kotak Mahindra Bank, Housing Development Finance Co., (Loan Participation Notes issued by Citigroup Global Markets Holdings Inc.),(a) expiring 01/17/2017	5,100	52,419
Yes Bank Ltd., (Loan Participation Notes issued by Citigroup Global Markets Holdings Inc.),(a) expiring 01/17/2017	64,445	841,831
Total Financial		1,643,280

Health Care (1.27%)
Pharmaceuticals (1.27%)
Sun Pharmaceutical Industries (Loan Participation Notes issued by Citigroup Global Markets Holdings Inc.),(a) expiring 01/17/2017	16,220	200,844
Total Health Care		200,844

TOTAL PARTICIPATION NOTES (Cost $1,704,077)		1,925,496

	Currency	Principal Amount	Value (Note 2)
CONTINGENT CONVERTIBLE CAPITAL (6.00%)
Financial (6.00%)
Banks (6.00%)
Industrial & Commercial Bank of China Ltd., Jr. Sub. Notes, Series 144A
6.000% Perpetual Maturity (b)(c)(d)	CNY	6,000,000	946,264

Total Financial			946,264

TOTAL CONTINGENT CONVERTIBLE CAPITAL
(Cost $964,692)			946,264

GOVERNMENT BONDS (16.09%)
Indonesia Government International Bond, Sr. Unsec. Notes
5.875% 03/13/2020 (b)	USD	480,000	535,052
6.625% 02/17/2037 (e)	USD	500,000	580,808

See Notes to Financial Statements.

10	www.gkefund.com

GKE Asian Opportunities Fund	Portfolio of Investments

March 31, 2016 (Unaudited)

	Currency	Principal Amount	Value (Note 2)
GOVERNMENT BONDS (continued)
Indonesia Treasury Bond, Sr. Unsec. Notes, Series FR70
8.375% 03/15/2024	IDR	9,500,000,000	$744,453
Philippine Government International Bond, Sr. Unsec. Notes
9.875% 01/15/2019	USD	550,000	678,030
			2,538,343

TOTAL GOVERNMENT BONDS
(Cost $2,484,849)			2,538,343

	7-Day Yield	Shares	Value (Note 2)
SHORT-TERM INVESTMENTS (16.73%)
Money Market Fund (16.73%)
Blackrock Liquidity Temporary Fund, Investor Class	0.409%	2,640,566	2,640,566

TOTAL SHORT-TERM INVESTMENTS
(Cost $2,640,566)			2,640,566

TOTAL INVESTMENTS (98.43%)
(Cost $14,681,831)			15,532,101

Other Assets In Excess Of Liabilities (1.57%)			248,215	(f)

NET ASSETS (100.00%)			$15,780,316

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2016	11

GKE Asian Opportunities Fund	Portfolio of Investments

March 31, 2016 (Unaudited)

(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act"). These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $1,481,316, which represents approximately 9.39% of the Fund's net assets as of March 31, 2016.
(c)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(d)	Floating or variable rate security. Interest rate disclosed is that which is in effect at March 31, 2016.
(e)	Securities were purchased pursuant to Regulation S under the 1933 Act, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the 1933 Act or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees. As of March 31, 2016, the aggregate market value of those securities was $580,808, representing 3.68% of the Fund’s net assets.
(f)	Includes cash which is being held as collateral for futures contracts.

Common Abbreviations:
Ltd. - Limited.
Jr.  Junior.
Sr. - Senior.
Sub. - Subordinated.
Unsec. - Unsecured.

Currency Abbreviations:
CNY - Chinese Yuan
IDR - Indonesian Rupiah

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indices or ratings group indices, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of the Fund's net assets. (Unaudited)

FUTURES CONTRACTS

Description	Position	Contracts	Expiration Date	Underlying Face Amount at Value (Note 2)	Unrealized (Depreciation)
Nikkei 225 (SGX)	Long	10	06/10/16	$745,257	$(4,616)
				$745,257	$(4,616)

See Notes to Financial Statements.

12	www.gkefund.com

GKE Asian Opportunities Fund	Statement of Assets and Liabilities

March 31, 2016 (Unaudited)

ASSETS:
Investments, at value (Cost $14,681,831)	$15,532,101
Foreign currency, at value (Cost $502,608)	501,970
Deposit with broker for futures contracts, at value (Cost $239,718) (Note 3)	243,470
Dividends and interest receivable	48,457
Receivable from variation margin	4,616
Receivable due from advisor	7,662
Other assets	7,482
Total assets	16,345,758

LIABILITIES:
Payable for investments purchased	486,223
Payable for administration fees	28,460
Payable for transfer agency fees	7,567
Payable to trustees	1,900
Payable to Chief Compliance Officer	3,428
Legal fees payable	6,148
Audit and tax fees payable	13,817
Accrued expenses and other liabilities	17,899
Total liabilities	565,442
NET ASSETS	$15,780,316

NET ASSETS CONSIST OF:
Paid-in capital (Note 6)	$16,314,196
Accumulated net investment loss	(83,876)
Accumulated net realized loss on investments, futures contracts and foreign currency transactions	(1,298,022)
Net unrealized appreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	848,018
NET ASSETS	$15,780,316

PRICING OF SHARES:
Net Asset Value, offering and redemption price per share	$10.23
Shares of beneficial interest outstanding	1,543,208

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2016	13

GKE Asian Opportunities Fund	Statement of Operations

For the Six Months Ended March 31, 2016 (Unaudited)

INVESTMENT INCOME:
Dividends	$16,944
Foreign taxes withheld	(11,144)
Interest	72,375
Total investment income	78,175

EXPENSES:
Investment advisory fees (Note 7)	119,154
Administrative fees	71,748
Transfer agency fees	18,401
Legal and audit fees	17,922
Registration fees	10,118
Custodian fees	20,913
Compliance fees	10,281
Trustees' fees and expenses	2,044
Other expenses	6,269
Total Expenses	276,850
Less fees waived/reimbursed by investment adviser (Note 7)	(133,069)
Net Expenses	143,781
NET INVESTMENT LOSS	(65,606)

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Investments	(1,339,611)
Futures contracts	57,673
Forward hedge contracts	11,793
Foreign currency transactions	91,400
Net realized loss	(1,178,745)

Net Change in unrealized appreciation/(depreciation) on:
Investments	1,163,427
Futures contracts	(2,632)
Translation of assets and liabilities denominated in foreign currencies	5,039
Net Change	1,165,834
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(12,911)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(78,517)

See Notes to Financial Statements.

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GKE Asian Opportunities Fund	Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2016 (Unaudited)	For the Year Ended September 30, 2015
OPERATIONS:
Net investment income/(loss)	$(65,606)	$45,846
Net realized gain/(loss) on investments, futures contracts, forward hedge contracts and foreign currency transactions	(1,178,745)	322,845
Net change in unrealized appreciation/(depreciation) on investments, futures contracts, forward hedge contracts and translation of assets and liabilities denominated in foreign currencies	1,165,834	(604,478)
Net decrease in net assets resulting from operations	(78,517)	(235,787)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(181,076)	(256,420)
From net realized gains on investments	(121,148)	–
Total distributions	(302,224)	(256,420)

BENEFICIAL SHARE TRANSACTIONS (Note 6):
Shares sold	743,900	6,619,829
Dividends reinvested	195,452	163,710
Shares redeemed	(1,117,635)	(1,298,576)
Redemption fees	6	388
Net increase/(decrease) from beneficial share transactions	(178,277)	5,485,351

Net increase/(decrease) in net assets	(559,018)	4,993,144

NET ASSETS:
Beginning of year	16,339,334	11,346,190
End of year (Including accumulated net investment income/(loss) of $(83,876) and $162,806)	$15,780,316	$16,339,334

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2016	15

GKE Asian Opportunities Fund	Financial Highlights

For a share outstanding through the periods presented.

	For the Six Months Ended March 31, 2016 (Unaudited)		For the Year Ended September 30, 2015	For the Year Ended September 30, 2014		For the Period Ended September 30, 2013(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$10.47		$10.69	$10.38		$10.00

INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)(b)	(0.04)		0.03	0.05		0.00	(c)
Net realized and unrealized gain/(loss) on investments	–		(0.01)	0.30		0.38
Total from investment operations	(0.04)		0.02	0.35		0.38

LESS DISTRIBUTIONS:
From net investment income	(0.12)		(0.24)	(0.00	)(c)	–
From net realized gain on investments	(0.08)		–	(0.04)		–
Total distributions	(0.20)		(0.24)	(0.04)		–

REDEMPTION FEES (Note 6)	0.00	(c)	0.00 (c)	0.00	(c)	–

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.24)		(0.22)	0.31		0.38
NET ASSET VALUE, END OF PERIOD	$10.23		$10.47	$10.69		$10.38

TOTAL RETURN(d)	(0.42%)		0.20%	3.37%		3.80%

SUPPLEMENTAL DATA:
Net assets, end of period (000's)	$15,780		$16,339	$11,346		$2,484

RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver	3.49	%(e)	3.69%	4.93%		23.95	%(e)
Operating expenses including reimbursement/waiver	1.81	%(e)	1.81%	1.81%		1.81	%(e)
Net investment income/(loss) including reimbursement/waiver	(0.83%	)(e)	0.31%	0.51%		0.10	%(e)

PORTFOLIO TURNOVER RATE(f)	117%		245%	219%		22%

See Notes to Financial Statements.

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GKE Asian Opportunities Fund	Financial Highlights

 For a share outstanding through the periods presented.

(a)	Commenced operations on August 5, 2013.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Less than $0.005/(0.005) per share.
(d)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been reimbursed/waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)	Annualized.
(f)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2016	17

GKE Asian Opportunities Fund	Notes to Financial Statements

March 31, 2016 (Unaudited)

1. ORGANIZATION

ALPS Series Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of March 31, 2016, the Trust had 8 registered funds. This semi-annual report describes the GKE Asian Opportunities Fund (the “Fund”). The Fund’s primary investment objective is to achieve capital appreciation through asset allocation among equities, currencies and bonds of the Asia-Pacific region. The Fund currently offers Institutional Class shares. The Board of Trustees (the “Board”) may establish additional funds and classes of shares at any time in the future without shareholder approval.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”). The Fund is considered an investment company for financial reporting purposes. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day.

Equity securities that are primarily traded on foreign securities exchanges are valued at the closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange and the close of the NYSE that was likely to have changed such value. In such an event, the fair values of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board. The Fund will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker dealers that make a market in the security. Investments in non-exchange traded funds are fair valued at their respective net asset values.

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GKE Asian Opportunities Fund	Notes to Financial Statements

March 31, 2016 (Unaudited)

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

Futures contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or comparable over the counter market, and that are freely transferable, are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity.

Forward foreign currency contracts have a market value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service. Foreign exchange rates and forward foreign currency exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time.

When such prices or quotations are not available, or when the fair value committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Semi-Annual Report | March 31, 2016	19

GKE Asian Opportunities Fund	Notes to Financial Statements

March 31, 2016 (Unaudited)

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –
Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –
Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2016:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Basic Materials	$315,344	$–	$–	$315,344
Communications	446,150	–	–	446,150
Consumer, Cyclical	1,220,872	–	–	1,220,872
Consumer, Non-cyclical	1,190,479	–	–	1,190,479
Financial	1,332,951	–	–	1,332,951
Industrial	635,558	–	–	635,558
Technology	353,354	–	–	353,354
Utilities	1,986,724	–	–	1,986,724
Participation Notes
Consumer, Cyclical	–	81,372	–	81,372
Financial	–	1,643,280	–	1,643,280
Health Care	–	200,844	–	200,844
Contingent Convertible Capital	–	946,264	–	946,264
Government Bonds	–	2,538,343	–	2,538,343
Short-Term Investments	2,640,566	–	–	2,640,566
TOTAL	$10,121,998	$5,410,103	$–	$15,532,101

	Valuation Inputs
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Futures Contracts	$(4,616)	$–	$–	$(4,616)
TOTAL	$(4,616)	$–	$–	$(4,616)

The Fund recognizes transfers between levels as of the end of the period. For the period ended March 31, 2016, the Fund did not have any transfers between Level 1 and Level 2 securities. There were no Level 3 securities held during the period.

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GKE Asian Opportunities Fund	Notes to Financial Statements

March 31, 2016 (Unaudited)

Trust Expenses: Some expenses of the Trust can be directly attributed to the Fund. Expenses that cannot be directly attributed to the Fund are apportioned among all funds in the Trust based on average net assets of each fund.

Federal Income Taxes: The Fund complies with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains, if any, each year so that it will not be subject to excise tax on undistributed income and gains. The Fund is not subject to income taxes to the extent such distributions are made.

As of and during the period ended March 31, 2016, the Fund did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Fund files U.S. federal, state and local income tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. If applicable, the Fund’s administrator has analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of March 31, 2016, no provision for income tax is required in the Fund’s financial statements related to these tax positions.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date, or for certain foreign securities, as soon as information is available to the Fund.

Foreign Securities: The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Exchange Transactions: The Fund may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Semi-Annual Report | March 31, 2016	21

GKE Asian Opportunities Fund	Notes to Financial Statements

March 31, 2016 (Unaudited)

Distributions to Shareholders: The Fund normally pays dividends, if any, and distributes capital gains, if any, on an annual basis. Income dividend distributions are derived from interest and other income the Fund receives from its investments, including distributions of short term capital gains. Long term capital gain distributions are derived from gains realized when the Fund sells a security it has owned for more than one year. The Fund may make additional distributions and dividends at other times if its portfolio manager or managers believe doing so may be necessary for the Fund to avoid or reduce taxes. Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes.

3. DERIVATIVE INSTRUMENTS

The Fund’s investment objective permits the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency contracts, currency swaps and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent in derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Risk of Investing in Derivatives: The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objective, but are the additional risks from investing in derivatives.

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GKE Asian Opportunities Fund	Notes to Financial Statements

March 31, 2016 (Unaudited)

Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell or close out the derivative in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. In addition, use of derivatives may increase or decrease exposure to the following risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Foreign Currency Risk: Currency trading involves significant risks, including market risk, interest rate risk, country risk, counterparty credit risk and short sale risk. Market risk results from the price movement of foreign currency values in response to shifting market supply and demand.

Forward Foreign Currency Contracts: The Fund invests in foreign currency exchange contracts to reduce the risks of fluctuating exchange rates and to generate returns uncorrelated to the other strategies employed. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be a fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. By entering into a forward foreign currency exchange contract, the Fund “locks in” the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. As a result, the Fund reduces its exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will exchange into. The Fund may enter into these contracts for the purpose of hedging against foreign exchange risk arising from the Fund’s investment or anticipated investment in securities denominated in foreign currencies. The Fund also may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. The unrealized appreciation/(depreciation) is reported in the Statement of Assets and Liabilities as receivable or payable and in the Statement of Operations within the change in unrealized appreciation/(depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain/(loss) in the Statement of Operations. The Fund did not hold any forward foreign currency contracts as of March 31, 2016.

Futures: The Fund may invest in futures contracts in accordance with its investment objectives. The Fund does so for a variety of reasons including for cash management, hedging or non-hedging purposes in an attempt to achieve investment returns consistent with the Fund’s investment objective. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Futures transactions may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in the Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures contract or a futures option position. Lack of a liquid market for any reason may prevent the Fund from liquidating an unfavorable position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, the Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With exchange traded futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When a purchase or sale of a futures contract is made by the Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each day the Fund may pay or receive cash, called “variation margin,” equal to the daily change in value of the futures contract. Such payments or receipts are recorded for financial statement purposes as unrealized gains or losses by the Fund. Variation margin does not represent a borrowing or loan by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As of March 31, 2016, the Fund had futures contracts outstanding with net unrealized depreciation of $(4,616). The average number of contracts held during the period was five.

Semi-Annual Report | March 31, 2016	23

GKE Asian Opportunities Fund	Notes to Financial Statements

March 31, 2016 (Unaudited)

Derivative Instruments: The following tables disclose the amounts related to the Fund’s use of derivative instruments.

The effect of derivative instruments on the Statement of Assets and Liabilities as of March 31, 2016:

Derivatives Not Accounted for As Hedging Instruments	Asset Derivatives Statement of Assets and Liabilities Location	Fair Value	Liability Derivatives Statement of Assets and Liabilities Location	Fair Value
Equity Contracts (Futures contracts)*	Receivable from variation margin	$4,616	Payable for variation margin	$–
Total		$4,616		$–

*	Includes the cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only the current day’s net variation margin is reported within the Statement of Assets and Liabilities.

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GKE Asian Opportunities Fund	Notes to Financial Statements

March 31, 2016 (Unaudited)

The effect of derivative instruments on the Statement of Operations for the period ended March 31, 2016:

Derivatives Not Accounted for As Hedging Instruments	Location of Gains/(Losses) On Derivatives Recognized in Income	Realized Gain/(Loss) On Derivatives Recognized	Change in Unrealized Gain/(Loss) on Derivatives Recognized
Foreign Exchange Contracts (Forward foreign currency contracts)	Net realized gain/(loss) on: Forward hedge contracts / Net Change in unrealized appreciation/(depreciation) on: Forward hedge contracts	$11,793	$–
Equity Contracts (Futures contracts)	Net realized gain/(loss) on: Futures contracts / Net Change in unrealized appreciation/(depreciation) on: Futures contracts	57,673	(2,632)
Total		$69,466	$(2,632)

4. TAX BASIS INFORMATION

Tax Basis of Distributions to Shareholders: The character of distributions made during the period from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by the Fund. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end. Accordingly, tax basis balances have not been determined as of the date of the semi-annual.

The tax character of distributions paid by the Fund for the fiscal year ended September 30, 2015:

Ordinary Income	Long-Term Capital Gain
$256,420	$–

The tax character of distributions paid by the Fund for the fiscal year ended September 30, 2014:

Ordinary Income	Long-Term Capital Gain
$42,713	$–

Semi-Annual Report | March 31, 2016	25

GKE Asian Opportunities Fund	Notes to Financial Statements

March 31, 2016 (Unaudited)

Unrealized Appreciation and Depreciation on Investments: As of March 31, 2016, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation for Federal tax purposes were as follows:

Gross unrealized appreciation (excess of value over tax cost)	$969,964
Gross unrealized depreciation (excess of tax cost over value)	(133,832)
Net unrealized appreciation	$836,132
Cost of investments for income tax purposes	$14,695,969

5. SECURITIES TRANSACTIONS

Purchases and sales of securities, excluding short-term securities, during the period ended March 31, 2016 were as follows:

Purchases of Securities	Proceeds from Sales of Securities
$16,151,626	$19,063,655

6. BENEFICIAL SHARE TRANSACTIONS

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. Holders of the shares of the Fund have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are transferable and redeemable at the option of the shareholder. Shares have no pre-emptive rights. Neither the Fund nor any of its creditors has the right to require shareholders to pay any additional amounts solely because the shareholder owns the shares.

Shares redeemed within 45 calendar days of purchase may incur a 2% short-term redemption fee deducted from the redemption amount. For the period ended March 31, 2016, the redemption fees charged by the Fund are presented in the Statements of Changes in Net Assets.

	For the Six Months Ended March 31, 2016 (Unaudited)	For the Year Ended September 30, 2015
Shares Sold	74,112	597,394
Shares issued in reinvestment of distributions to shareholders	19,031	15,503
Shares Redeemed	(110,104)	(113,691)
Net increase from share transactions	(16,961)	499,206

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company.

Approximately 90% of the shares outstanding are held within two omnibus accounts. Investment activities of these shareholders could have a material impact on the Fund.

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GKE Asian Opportunities Fund	Notes to Financial Statements

March 31, 2016 (Unaudited)

7. MANAGEMENT AND RELATED PARTY TRANSACTIONS

Investment Advisory: Evergreen Capital Management, LLC (“Evergreen Capital” or the “Adviser”), subject to the authority of the Board, is responsible for the overall management and administration of the Fund’s business affairs. The Adviser has delegated daily management of the Fund to GaveKal Capital Limited (the “Sub-Adviser”), who is paid by the Adviser and not the Fund. The Sub-Adviser manages the investments of the Fund in accordance with the Fund’s investment objective, policies and limitations and investment guidelines established jointly by the Adviser and the Board.

Pursuant to the Investment Advisory Agreement with the Adviser (the “Advisory Agreement”), the Fund pays the Adviser an annual management fee of 1.50% based on the Fund’s average daily net assets, computed daily and payable monthly. Pursuant to an Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) with the Sub-Adviser, the Adviser pays the Sub-Adviser an annual sub-advisory management fee of 0.825% based on the Fund’s average daily net assets, computed daily and payable monthly. The Adviser is required to pay all fees due to the Sub-Adviser out of the management fee the Adviser receives from the Fund. The initial term for both the Advisory Agreement and the Sub-Advisory Agreement is two years. The Board may extend the Advisory Agreement and/or the Sub-Advisory Agreement for additional one-year terms. The Board, shareholders of the Fund or the Adviser may terminate the Advisory Agreement or the Sub-Advisory Agreement upon 60 days’ notice.

Pursuant to a fee waiver letter agreement (the “Fee Waiver Agreement”), the Adviser has contractually agreed to waive and/or reimburse fees or expenses in order to limit the Total Annual Fund Operating Expenses, excluding brokerage expenses, interest expenses, taxes and extraordinary expenses, to 1.81% of the Fund’s average daily net assets for the Institutional Class shares. The Fee Waiver Agreement is in effect through January 31, 2017 and may not be terminated or modified prior to this date except with the approval of the Fund’s Board. The Adviser will be permitted to recover expenses it has borne through the Fee Waiver Agreement to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in the Fee Waiver Agreement. The Fund will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year(s) in which the fees and expenses were deferred.

For the six-month period ended March 31, 2016, the fee waivers and/or reimbursements were $133,069.

As of March 31, 2016, the balance of recoupable expenses was $640,925, of which $53,646 expires in 2016, $306,479 expires in 2017 and $280,800 expires in 2018.

Administrator: ALPS Fund Services, Inc. (“ALPS”) (an affiliate of ALPS Distributors, Inc.) serves as administrator to the Fund. The Fund has agreed to pay expenses incurred in connection with its administrative activities. Pursuant to the Administration, Bookkeeping and Pricing Services Agreement with the Trust, ALPS will provide operational services to the Fund including, but not limited to, fund accounting and fund administration and generally assist in the Fund’s operations. The Fund’s administration fee is accrued on a daily basis and paid monthly. The officers of the Trust are employees of ALPS. Administration fees paid by the Fund for the period ended March 31, 2016 are disclosed in the Statement of Operations. ALPS is reimbursed by the Fund for certain out-of-pocket expenses.

Semi-Annual Report | March 31, 2016	27

GKE Asian Opportunities Fund	Notes to Financial Statements

March 31, 2016 (Unaudited)

Transfer Agent: ALPS serves as transfer agent for the Fund under a Transfer Agency and Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Fund plus fees for open accounts and is reimbursed for certain out-of-pocket expenses.

Compliance Services: ALPS provides services as the Fund’s Chief Compliance Officer to monitor and test the policies and procedures of the Fund in conjunction with requirements under Rule 38a-1 of the 1940 Act pursuant to a Chief Compliance Officer Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Fund and is reimbursed for certain out-of-pocket expenses.

Distribution: ALPS Distributors, Inc. (the “Distributor”) (an affiliate of ALPS) acts as the principal underwriter of the Fund’s shares pursuant to a Distribution Agreement with the Trust. Shares of the Fund are offered on a continuous basis through the Distributor, as agent of the Fund. The Distributor is not obligated to sell any particular amount of shares and is not entitled to any compensation for its services as the Fund’s principal underwriter pursuant to the Distribution Agreement.

8. TRUSTEES

As of March 31, 2016, there were four Trustees, three of whom are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”). The Independent Trustees receive a quarterly retainer of $4,000, plus $2,000 for each regular Board or Committee meeting attended, $2,000 for each special telephonic Board or Committee meeting attended and $2,000 for each special in-person Board meeting attended. The Independent Trustees are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings and for meeting-related expenses. Officers of the Trust and Trustees who are interested persons of the Trust receive no salary or fees from the Trust.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

28	www.gkefund.com

GKE Asian Opportunities Fund	Additional Information

March 31, 2016 (Unaudited)

1. PROXY VOTING POLICIES AND VOTING RECORD

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, (i) by calling the Fund (toll free) at 1-855-331-6240 or (ii) on the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (i) without charge, upon request, by calling the Fund (toll free) at 1-855-331-6240 or (ii) on the SEC's website at http://www.sec.gov.

2. PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Semi-Annual Report | March 31, 2016	29

EVERGREEN GAVEKAL

Must be accompanied or preceded by a prospectus.

Shareholder Letter	1
Portfolio Update	4
Disclosure of Fund Expenses	6
Consolidated Portfolio of Investments	7
Consolidated Statement of Assets and Liabilities	16
Consolidated Statement of Operations	17
Consolidated Statements of Changes in Net Assets	18
Consolidated Financial Highlights	20
Notes to Consolidated Financial Statements	24
Additional Information	36

Insignia Macro Fund	Shareholder Letter

March 31, 2016 (Unaudited)

Market Summary
For the six month period-ended March 31, 2016, global capital markets remained volatile, as a result of commodity weakness and tepid global economic growth. The U.S. Federal Reserve (the “Fed”) increased interest rates modestly in December 2015 amid strengthening employment data and other economic barometers, but have subsequently tempered guidance for further interest rate hikes in 2016 due to domestic economic data and global risks perceived. In contrast, other central banks including the European Central Bank (“ECB”) and the Bank of Japan (“BOJ”) announced expanded stimulus packages throughout the trailing six month period. The BOJ moved to a negative interest rate policy on excess bank reserves which contributed to weak investor sentiment. At the end of February, 2016, the Peoples Bank of China (“PBOC”) cut its required reserve ratio again, seeking to stem weakening credit conditions and to stabilize its currency and economy. We anticipate that the acute focus on global central bank policy will continue to create relative opportunities as well as risks for market participants.

Commodity weakness from 2015 extended to 2016 with WTI crude oil hitting a new low of $26/bbl and natural gas reaching its lowest level since 1999. In the latter part of the first quarter of 2016, there was a modest rally across the energy and metals complexes which reversed recent downward trends. Global equities remained volatile throughout the fiscal year with U.S. large capitalization equities generally outperforming. Emerging markets equities which remained under pressure for much of 2015, staged a sharp rally in 2016 as commodity prices firmed. Global fixed income continued to rally into the fiscal year-end as yields compressed particularly in U.S., U.K. and Europe amid global uncertainty and central bank accommodation. Global currencies remained volatile as U.S. Dollar strength faded in 2016. Conversely, European and Japanese currencies rallied, as did emerging markets currencies linked to commodities. After the surprise devaluation of Chinese currency back in August 2015, market participants remain focused on further actions from the PBOC.

Fund Overview
The Adviser allocates to managers across a broad spectrum of global macro/managed futures strategies. These managers include traders who employ a quantitative approach, discretionary macro managers whose top-down global economic analysis drives their trading themes and momentum-based trend followers. The Fund’s primary underlying exposures are in very liquid markets including commodities, currencies, equities and fixed income. The Fund’s objective is to profit from directional opportunities seeking returns that are uncorrelated to traditional long-only and other hedged strategies. As such, the Fund is designed to complement investors’ existing investment portfolios. The Fund will typically average between 5-15 managers with a maximum allocation of 20% to any one manager.

The Fund provides global macro/managed futures exposure through investments in Commodity Trading Advisors (CTAs). As mentioned, we generally invest in three sub-strategies of managers: quantitative, discretionary macro and trend followers. As of March 31, 2016, the quantitative, factor-based managers made up 54.01% of the Fund. These managers take positions that are not solely based on price. They may look at economic data and other factors in determining which markets and direction in which they trade. As of March 31, 2016, the discretionary macro managers made up 45.99% of the Fund. These managers take positions based on their current views of global economic activity. Finally, as of March 31, 2016, there were no trend following managers in the Fund, however we anticipate making selective additions in the near-term. These managers tend to be price-based and take positions as their trading models identify trends over various time periods. During the six month period-ended March 31, 2016, we redeemed from two managers and hired one manager. These portfolio changes effectively increased the Fund’s allocation to quantitative managers.

Semi-Annual Report | March 31, 2016	1

Insignia Macro Fund	Shareholder Letter

March 31, 2016 (Unaudited)

Global Macro/Managed Futures Strategy Exposure

Subject to change. Chart data as of 3/31/2016.

The global macro/managed futures managers are selected by Meritage Capital, LLC (the “Adviser”) to gain exposure to the global macro/managed futures managers, sub strategies and programs are subject to change at any time, and any such change may alter the Fund’s access and percentage exposures to each such manager, sub-strategy and program. Although the Fund intends to pursue its global macro/managed futures strategy by investing up to 25% of its total assets in a wholly-owned subsidiary, the Fund may also make global macro/managed futures investments directly, outside of such subsidiary.

Performance Review
For the six month period-ended March 31, 2016, the Insignia Macro Fund (I Shares) return was -1.49% while the HFRI Macro (Total) Index gained +1.04%. Across the Fund, three of the seven managers reported positive performance for the six month period-ended March 31, 2016. The largest contributor to the Fund’s positive performance was Cambridge Strategy - Emerging Markets Currency Alpha Strategy, earning +7.09%. Also noteworthy, Abraham Diversified Program returned +2.56% and QMS Diversified Global Macro Strategy returned +0.54%. The largest detractor to the Fund’s performance was H2O Force 10, down -8.51%. Willowbridge Wpraxis Futures, Tlaloc Capital Fund Grains Program and FORT Global Contrarian also detracted from performance at -3.99%, -1.08% and -1.00%, respectively.

With escalating market volatility and a diverging global economic landscape, the Fund experienced overall negative performance, primarily as a result of detracting global equity positions and agricultural commodity positions, both long and short. Gains during the period were made in the currency markets as well as in short positions across the energy complex and select fixed income positions.

2	www.insigniafunds.com

Insignia Macro Fund	Shareholder Letter

March 31, 2016 (Unaudited)
Market Outlook
Over the past six months, several macroeconomic forces have dominated investor’s risk appetite, including accommodative global central bank policy, energy price weakness and emerging markets growth concerns. Looking ahead, we anticipate that there will be more volatility across markets, which should bode well for systematic strategies within the Fund.

As of March 31, 2016, the Fund’s composition remains diversified primarily across a complementary roster of quantitative and discretionary macro managers. Looking ahead and across asset classes, we anticipate increasing allocations to proven quantitative and discretionary macro managers who can utilize dynamic trading to navigate the volatile markets.

We believe the Insignia Macro Fund is well-positioned as we look forward to the opportunities that lie ahead across the investment landscape. We remain focused on our mission of compounding wealth through delivering higher, risk-adjusted returns. Thank you for your continuing support and for investing in the Insignia Macro Fund.

Sincerely,

Joe Wade
Chief Investment Officer
Portfolio Manager

Diversification does not eliminate the risk of experiencing investment losses.

The views and information discussed in this commentary are as of the date of publication, are subject to change, and may not reflect the writer’s current views. The views expressed are those of the Fund’s adviser only, and represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice regarding a particular investment or markets in general. Such information does not constitute a recommendation to buy or sell specific securities or investment vehicles. It should not be assumed that any investment will be profitable or will equal the performance of the fund(s) or any securities or any sectors mentioned in this letter. The subject matter contained in this letter has been derived from several sources believed to be reliable and accurate at the time of compilation. Neither the Fund nor the Adviser accepts any liability for losses either direct or consequential caused by the use of this information.

Not FDIC Insured – No Bank Guarantee – May Lose Value

Past performance does not guarantee future results.

ALPS Distributors, Inc. is not affiliated with Meritage Capital, LLC or Sage Advisory Services, Ltd.

Semi-Annual Report | March 31, 2016	3

Insignia Macro Fund	Portfolio Update

March 31, 2016 (Unaudited)

Performance (as of March 31, 2016)

	3 Month	6 Month	1 Year	Since Inception*
Insignia Macro Fund - A NAV	-0.79%	-1.55%	-3.95%	3.07%
Insignia Macro Fund - A MOP	-6.24%	-6.97%	-9.27%	0.52%
Insignia Macro Fund - I	-0.79%	-1.49%	-3.89%	3.12%
HFRI Macro (Total) Index(a)	1.18%	1.04%	-3.27%	2.40%
S&P 500® Total Return Index(b)	1.35%	8.49%	1.78%	7.16%

The performance data quoted above represents past performance. Past performance is not a guarantee of future results. Investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund performance current to the most recent month-end is available by calling (855) 674-4642 or by visiting www.insigniafunds.com.

*	Fund's inception date is December 31, 2013.
(a)	The HFRI Macro (Total) Index is an equally weighted performance index. It uses the HFR database and consists only of macro funds with a minimum of US$50 million AUM or a 12-month track record and that report assets in USD. It is calculated and rebalanced monthly, and shown net of all fees and expenses. It is an index comprising of investment managers which trade a broad range of strategies in which the investment process is predicated on movements in underlying economic variables and the impact these have on equity, fixed income, hard currency and commodity markets. Managers employ a variety of techniques, both discretionary and systematic analysis, combinations of top down and bottom up theses, quantitative and fundamental approaches and long and short term holding periods. Both index returns and index methodology are provided by Hedge Fund Research Inc. Index returns are updated periodically and are subject to change. Returns were accurate as of the publication date of this presentation.
(b)	S&P 500® Total Return Index is the Standard & Poor's composite index of 500 stocks, a widely recognized, unmanaged index of common stock prices.

Returns of less than 1 year are cumulative.

Indices are not actively managed and do not reflect deduction for fees, expenses or taxes. An investor cannot invest directly in an index.

The returns shown above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

Maximum Offering Price (MOP) for Class A shares includes the Fund’s maximum sales charge of 5.50%. Performance shown at NAV does not include these sales charges and would have been lower had it been taken into account. If you invest $1 million or more, either as a lump sum or through the Fund's accumulation or letter of intent programs, you can purchase Class A shares without an initial sales charge (Load); however, a Contingent Deferred Sales Charge ("CDSC") of 1.00% may apply to Class A shares redeemed within the first 18 months after a purchase in excess of $1 million. The total annual operating expenses and total annual operating expenses after fee waivers and/or reimbursement you may pay as an investor in the Fund’s Class A and Class I shares (as reported in the January 28, 2016 Prospectus) are 2.46% and 2.02% and 2.25% and 1.77%, respectively. The Fund’s investment adviser has contractually agreed to limit expenses through January 31, 2017.

4	www.insigniafunds.com

Insignia Macro Fund	Portfolio Update

March 31, 2016 (Unaudited)

Performance of $10,000 Initial Investment (as of March 31, 2016)

The graph shown above represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Past performance does not guarantee future results. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Asset Allocation (as a % of Net Assets)*

Corporate Bonds	28.24%
Asset-Backed Securities	12.31%
Mortgage-Backed Securities	9.49%
U.S. Treasury Notes & Bonds	6.96%
Municipal Bonds	6.04%
Cash, Cash Equivalents, and Other Net Assets	36.96%
Total	100.00%

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio. Tables present indicative values only.

Semi-Annual Report | March 31, 2016	5

Insignia Macro Fund	Disclosure of Fund Expenses

March 31, 2016 (Unaudited)

Examples. As a shareholder of the Insignia Macro Fund (the “Fund”), you incur two types of costs: (1) transaction costs, including applicable redemption fees; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on October 1, 2015 and held through March 31, 2016.

Actual Expenses. The first line under each class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period October 1, 2015 – March 31, 2016” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line under each class in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line under each class in the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value October 1, 2015	Ending Account Value March 31, 2016	Expense Ratio(a)(b)	Expenses Paid During Period October 1, 2015 - March 31, 2016(c)
Class A
Actual	$1,000.00	$984.50	2.00%	$9.92
Hypothetical (5% return before expenses)	$1,000.00	$1,015.00	2.00%	$10.08
Class I
Actual	$1,000.00	$985.10	1.75%	$8.68
Hypothetical (5% return before expenses)	$1,000.00	$1,016.25	1.75%	$8.82

(a)	The Fund's expense ratios have been annualized based on the Fund's most recent fiscal half-year expenses.
(b)	Includes expenses of the Insignia Macro Cayman Fund (wholly-owned subsidiary), exclusive of the subsidiary’s management fee.
(c)	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), divided by 366.

6	www.insigniafunds.com

Insignia Macro Fund	Consolidated Portfolio of Investments

March 31, 2016 (Unaudited)

	Principal Amount	Value (Note 2)
ASSET-BACKED SECURITIES (12.31%)
Automobile (6.36%)
CarMax Auto Owner Trust
Series 2013-1, 0.600% 10/16/2017	$88,996	$88,952
Series 2013-4, 0.800% 07/16/2018(a)	282,497	282,263
Series 2015-2, 0.820% 06/15/2018	407,346	407,153
Fifth Third Auto Trust
Series 2014-2, 0.890% 11/15/2018(a)	444,095	443,815
Ford Credit Auto Owner Trust
Series 2013-B, 0.570% 10/15/2017	51,019	51,000
Series 2015-A, 0.686% 01/15/2018(a)	172,745	172,707
Ford Credit Floorplan Master Owner Trust
Series 2013-5, 0.897% 09/15/2018(a)	400,000	400,067
Honda Auto Receivables Trust
Series 2014-2, 0.770% 03/19/2018(a)	342,507	342,009
Series 2014-B, 0.900% 12/17/2018	362,773	362,319
Series 2015-3, 0.920% 11/20/2017(a)	475,000	474,974
Nissan Auto Receivables Owner Trust
Series 2014-B, 0.600% 06/15/2017	135,408	135,346
Series 2013-C, 0.670% 08/15/2018(a)	397,318	396,782
Toyota Auto Receivables Owner Trust
Series 2013-B, 0.890% 07/17/2017	192,265	192,253
Total Automobile		3,749,640

Credit Card (5.36%)
American Express Credit Account Master Trust
Series 2013-3, 0.980% 05/15/2019	125,000	125,100
Cabela's Credit Card Master Note Trust
Series 2014-1, 0.786% 03/16/2020(a)	340,000	339,635
Capital One Multi-Asset Execution Trust
Series 2014-A1, 0.822% 11/15/2019(a)	292,000	291,945
Chase Issuance Trust
Series 2013-A3, 0.716% 04/15/2020(a)	728,000	728,336
Series 2013-A8, 1.010% 10/15/2018	250,000	250,199
Citibank Credit Card Issuance Trust
Series 2013-A3, 1.110% 07/23/2018	450,000	450,503
Series 2013-A6, 1.320% 09/07/2018	250,000	250,484
Discover Card Execution Note Trust
Series 2011-A4, 0.786% 05/15/2019	270,000	270,268
Series 2013-A5, 1.040% 04/15/2019	450,000	450,548
Total Credit Card		3,157,018

See Notes to Consolidated Financial Statements.

Semi-Annual Report | March 31, 2016	7

Insignia Macro Fund	Consolidated Portfolio of Investments

March 31, 2016 (Unaudited)

	Principal Amount	Value (Note 2)
Other (0.59%)
John Deere Owner Trust
Series 2015-A, 0.870% 02/15/2018	$344,703	$344,595

TOTAL ASSET-BACKED SECURITIES (Cost $7,251,356)		7,251,253

CORPORATE BONDS (28.24%)
Basic Materials (1.62%)
BHP Billiton Finance USA Ltd., Sr. Unsec. Notes
1.875% 11/21/2016	470,000	471,870
Rio Tinto Finance USA PLC, Sr. Unsec. Notes
1.375% 06/17/2016	485,000	484,782
Total Basic Materials		956,652

Communications (4.54%)
Amazon.com, Inc., Sr. Unsec. Notes
1.200% 11/29/2017	450,000	450,976
AT&T, Inc., Sr. Unsec. Notes
1.559% 06/30/2020(a)	455,000	450,634
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc. Sr. Unsec. Notes
2.400% 03/15/2017	475,000	480,679
eBay, Inc., Sr. Unsec. Notes
1.350% 07/15/2017	490,000	489,174
Verizon Communications, Inc., Sr. Unsec. Notes
2.500% 09/15/2016	396,000	399,099
Vodafone Group PLC, Sr. Unsec. Notes
1.625% 03/20/2017	400,000	401,667
Total Communications		2,672,229

Consumer, Cyclical (3.77%)
American Honda Finance Corp., Sr. Unsec. Notes
1.125% 10/07/2016	485,000	486,082
CVS Caremark Corp., Sr. Unsec. Notes
1.200% 12/05/2016	380,000	380,916
Ford Motor Credit Co. LLC, Sr. Unsec. Notes
1.500% 01/17/2017	445,000	444,528
Macy's Retail Holdings, Inc., Sr. Unsec. Notes
5.900% 12/01/2016	445,000	458,687
Whirlpool Corp., Sr. Unsec. Notes
6.500% 06/15/2016	445,000	449,283
Total Consumer, Cyclical		2,219,496

See Notes to Consolidated Financial Statements.

8	www.insigniafunds.com

Insignia Macro Fund	Consolidated Portfolio of Investments

March 31, 2016 (Unaudited)

	Principal Amount	Value (Note 2)
Consumer, Non-cyclical (3.02%)
AbbVie, Inc., Sr. Unsec. Notes
1.750% 11/06/2017	$480,000	$482,447
Amgen, Inc., Sr. Unsec. Notes
2.500% 11/15/2016	445,000	449,419
Anheuser-Busch InBev Finance, Inc., Sr. Unsec. Notes
0.811% 01/27/2017(a)	330,000	329,566
Express Scripts Inc, Sr. Unsec. Notes
3.125% 05/15/2016	445,000	446,223
The Kroger Co., Sr. Unsec. Notes
2.200% 01/15/2017	70,000	70,541
Total Consumer, Non-cyclical		1,778,196

Energy (3.91%)
Anadarko Petroleum Corp., Sr. Unsec. Notes
5.950% 09/15/2016	465,000	472,662
ConocoPhillips Co., Sr. Unsec. Notes
1.050% 12/15/2017	445,000	438,798
ONEOK Partners LP, Sr. Unsec. Notes
6.150% 10/01/2016	445,000	456,772
Phillips 66, Sr. Unsec. Notes
2.950% 05/01/2017	470,000	478,725
Shell International Finance BV, Sr. Unesc. Notes
1.125% 08/21/2017	455,000	454,832
Total Energy		2,301,789

Financial (8.42%)
American Express Credit Corp., Sr. Unsec. Notes
1.128% 07/29/2016(a)	360,000	360,460
Series MTN, 2.375% 03/24/2017	114,000	115,359
Bank of America Corp., Sr. Unsec. Notes
5.750% 08/15/2016	250,000	253,793
Bank of New York Mellon, Sr. Unsec. Notes
Series MTN, 2.300% 07/28/2016	480,000	482,513
Capital One Financial Corp., Sr. Unsec. Notes
3.150% 07/15/2016	488,000	490,821
Citigroup, Inc., Sr. Unsec. Notes
1.402% 04/01/2016(a)	285,000	285,000
3.953% 06/15/2016	238,000	239,385
The Goldman Sachs Group, Inc., Sr. Unsec. Notes
5.750% 10/01/2016	435,000	445,183
JPMorgan Chase & Co., Sr. Unsec. Notes
2.115% 03/01/2021(a)	455,000	462,209
MetLife, Inc., Sr. Unsec. Notes
6.750% 06/01/2016	75,000	75,721

See Notes to Consolidated Financial Statements.

Semi-Annual Report | March 31, 2016	9

Insignia Macro Fund	Consolidated Portfolio of Investments

March 31, 2016 (Unaudited)

	Principal	Value
	Amount	(Note 2)
Financial (continued)
Nomura Holdings, Inc., Sr. Unsec. Notes
Series MTN, 2.000% 09/13/2016	$63,000	$63,195
PNC Funding Corp., Sr. Unsec. Notes
2.700% 09/19/2016	685,000	689,786
Royal Bank of Canada, Sr. Unsec. Notes
Series GMTN, 1.096% 09/09/2016(a)	287,000	287,381
Ventas Realty LP, Sr. Unsec. Notes
1.550% 09/26/2016	699,000	699,858
Total Financial		4,950,664

Technology (0.81%)
Intel Corp., Sr. Unsec. Notes
1.350% 12/15/2017	475,000	479,019

Utilities (2.15%)
American Electric Power Co. Inc., Sr. Unsec. Notes
1.650% 12/15/2017	354,000	352,046
Sempra Energy, Sr. Unsec. Notes
6.500% 06/01/2016	435,000	438,419
Southern Co., Sr. Unsec. Notes
1.950% 09/01/2016	475,000	477,303
Total Utilities		1,267,768

TOTAL CORPORATE BONDS
(Cost $16,606,502)		16,625,813

MORTGAGE-BACKED SECURITIES (9.49%)
Commercial (8.34%)
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-T24, 5.537% 10/12/2041	300,971	303,413
Series 2006-PW13, 5.540% 09/11/2041	376,674	377,831
Series 2007-PW16, 5.721% 06/11/2040(a)	294,010	301,298
CFCRE Commercial Mortgage Trust
Series 2011-C2, 3.061% 12/15/2047	241,813	243,240
Citigroup Commercial Mortgage Trust
Series 2006-C4, 6.085% 03/15/2049(a)	370,000	369,786
DBUBS Mortgage Trust
Series 2011-LC3A, 3.642% 08/10/2044	330,902	331,335
GS Mortgage Securities Trust
Series 2012-GCJ7, 2.318% 05/10/2045	480,000	483,136
Series 2011-GC5, 2.999% 08/10/2044	379,136	379,733
Series 2006-GG8, 5.560% 11/10/2039	414,696	417,269
LB-UBS Commercial Mortgage Trust
Series 2006-C7, 5.347% 11/15/2038	475,000	479,449

See Notes to Consolidated Financial Statements.

10	www.insigniafunds.com

Insignia Macro Fund	Consolidated Portfolio of Investments

March 31, 2016 (Unaudited)

	Principal	Value
	Amount	(Note 2)
Commercial (continued)
Morgan Stanley Capital I Trust
Series 2007-T25, 5.514% 11/12/2049(a)	$431,691	$437,802
Series 2007-T27, 5.645% 06/11/2042(a)	97,478	101,405
Series 2006-T23, 5.891% 08/12/2041(a)	208,760	209,184
Wachovia Bank Commercial Mortgage Trust
Series 2006-C29, 5.308% 11/15/2048	474,602	478,863
Total Commercial		4,913,744

U.S. Government Agency (1.15%)
Fannie Mae Connecticut Avenue Securities
Series 2014-C02, 1.383% 05/25/2024(a)	397,417	392,365
Series 2014-C03, 1.633% 07/25/2024(a)	154,605	154,154
Series 2015-C01, 1.933% 02/25/2025(a)	128,370	128,393
Total U.S. Government Agency		674,912

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $5,650,837)		5,588,656

MUNICIPAL BONDS (6.04%)
Certificate Participation (0.26%)
Seminole County FL School Board
4.000% 07/01/2016	50,000	50,406
State of Oregon Department of Administrative Services
3.913% 05/01/2016	100,000	100,226
Total Certificate Participation		150,632

General Obligation (0.40%)
Carol Stream Park District
4.250% 10/01/2016	105,000	106,733
City of Thomasville GA
4.000% 04/01/2016	15,000	15,000
Grand Haven Michigan Area Public Schools
2.500% 05/01/2016	50,000	50,076
State of California General Obligation Unlimited
5.950% 04/01/2016	65,000	65,000
Total General Obligation		236,809

General Obligation Unlimited (0.46%)
Brandon School District
4.500% 05/01/2029	20,000	20,062
Milpitas Unified School District
4.000% 08/01/2016	50,000	50,566

See Notes to Consolidated Financial Statements.

Semi-Annual Report | March 31, 2016	11

Insignia Macro Fund	Consolidated Portfolio of Investments

March 31, 2016 (Unaudited)

	Principal	Value
	Amount	(Note 2)
General Obligation Unlimited (continued)
Sweet Home Central School District
4.500% 07/15/2016	$100,000	$101,054
Union & Alexander Counties Community High School District No 81
4.200% 12/01/2016	100,000	101,899
Total General Obligation Unlimited		273,581

Revenue Bonds (4.92%)
Beaufort - Jasper SC Water & Sewer System
5.000% 03/01/2019	90,000	94,449
Central Michigan University
4.500% 10/01/2035	60,000	60,000
Cinco Municipal Utility District No 1
2.000% 12/01/2016	50,000	50,401
Citizens Property Insurance Corp.
5.000% 06/01/2016	100,000	100,767
City of Oshkosh WI Storm Water Utility Revenue
2.625% 05/01/2016	125,000	125,165
Commonwealth Financing Authority
5.020% 06/01/2016	150,000	150,871
County of Contra Costa CA
5.010% 06/01/2016	65,000	65,310
Johnson County Public Building Commission
3.400% 09/01/2016	50,000	50,402
Kentucky Asset Liability Commission
3.928% 04/01/2016	350,000	350,000
Klickitat County Public Utility District No 1
4.702% 12/01/2016	500,000	511,724
Knox County School District Finance Corp.
2.000% 06/01/2016	50,000	50,104
Lee Memorial Health System
4.500% 04/01/2016	100,000	100,000
Louisiana State University & Agricultural & Mechanical College
4.000% 07/01/2016	100,000	100,776
Maryland Health & Higher Educational Facilities Authority Prefunded 5/15/2016 @ 100
4.750% 05/15/2042(b)	50,000	50,247
Massachusetts Housing Finance Agency
1.150% 12/01/2016	10,000	10,002
Metro Pier & Expo
5.500% 06/15/2016	50,000	50,397
Michigan State Building Authority
5.000% 10/15/2016	50,000	51,163

See Notes to Consolidated Financial Statements.

12	www.insigniafunds.com

Insignia Macro Fund	Consolidated Portfolio of Investments

March 31, 2016 (Unaudited)

	Principal	Value
	Amount	(Note 2)
Revenue Bonds (continued)
New Jersey Economic Development Authority
1.096% 06/15/2016	$145,000	$144,860
New York State Dormitory Authority
5.000% 07/01/2016	50,000	50,511
Oak Hill School Building Corp.
4.000% 07/15/2016	100,000	100,984
Paulding County Industrial Building Authority
2.930% 08/01/2016	50,000	50,284
Permanent University Fund, Prefunded 7/01/2016 @ 100
4.500% 07/01/2035(b)	50,000	50,489
Port of Corpus Christi Authority of Nueces County
0.785% 12/01/2016	225,000	225,046
State of Ohio, Prefunded 4/01/2016 @ 100
5.000% 04/01/2020(b)	140,000	140,000
Texas Public Finance Authority
3.000% 10/15/2016	50,000	50,602
Western Carolina University
3.000% 06/01/2016	110,000	110,321
Total Revenue Bonds		2,894,875

TOTAL MUNICIPAL BONDS
(Cost $3,556,337)		3,555,897

U.S. TREASURY NOTES & BONDS (6.96%)
U.S. Treasury Notes
0.250% 05/15/2016	4,100,000	4,099,848

TOTAL U.S. TREASURY NOTES & BONDS
(Cost $4,099,824)		4,099,848

	7-Day		Value
	Yield	Shares	(Note 2)
SHORT-TERM INVESTMENTS (16.71%)
Money Market Funds (16.71%)
Morgan Stanley Liquidity Fund - Prime Portfolio, Institutional Class	0.41333%	7,419,447	7,419,447
Morgan Stanley Liquidity Fund - Tax-Exempt Portfolio, Institutional Class	0.13388%	2,420,168	2,420,168
Total Money Market Funds			9,839,615

TOTAL SHORT-TERM INVESTMENTS
(Cost $9,839,615)			9,839,615

See Notes to Consolidated Financial Statements.

Semi-Annual Report | March 31, 2016	13

Insignia Macro Fund	Consolidated Portfolio of Investments

March 31, 2016 (Unaudited)

TOTAL INVESTMENTS (79.75%)
(Cost $47,004,471)	$46,961,082

Other Assets In Excess Of Liabilities (20.25%)	11,920,790	(c)

NET ASSETS (100.00%)	$58,881,872

(a)	Floating or variable rate security. Interest rate disclosed is that which is in effect at March 31, 2016.
(b)	Prefunded Issues are bonds which are prerefunded and collateralized by U.S. Treasury securities held in escrow and used to pay principal and interest on tax exempt issues and to retire the bonds in full at the earliest refunding date.
(c)	Includes cash which is being held as collateral for swap contracts.

Common Abbreviations:
GMTN - Global Medium Term Notes.
LLC - Limited Liability Company.
LP - Limited Partnership
Ltd. - Limited
MTN - Medium Term Notes.
PLC - Public Limited Company.
Sr. - Senior.
Unsec. - Unsecured.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indices or ratings group indices, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of the Fund's net assets. (Unaudited)

See Notes to Consolidated Financial Statements.

14	www.insigniafunds.com

Insignia Macro Fund	Consolidated Portfolio of Investments

March 31, 2016 (Unaudited)

TOTAL RETURN SWAP CONTRACTS

Total return swap with Deutsche Bank AG, London Branch. The swap provides exposure to the total returns on a basket of independent managers that is calculated on a daily basis with reference to a customized index that is also proprietary to Deutsche Bank. The basket is comprised of a diversified collection of global macroeconomic and managed futures trading strategies including discretionary and systematic trading programs. Under the terms of the swap, the adviser has the ability to periodically adjust the notional level of the swap, the notional allocation to each manager and the mix of trading programs. The swap was effective on March 5, 2014 and has a term of five years unless earlier terminated. Early termination may be triggered by either party. In addition, the swap provides for a 0.50% fee to Deutsche Bank. (Notional Value $36,561,512)

Exposure by Manager

Underlying Manager	Exposure	Strategy Description
The Cambridge Strategy	16.54%	Quantitative | Fundamental & Technical Models
H2O Asset Management	15.98%	Discretionary Macro | Fundamental
QMS Capital Management	14.36%	Quantitative | Fundamental & Technical Models
Abraham Trading Company	13.10%	Quantitative | Fundamental & Technical Models
FORT	10.01%	Quantitative | Trend Anticipation

Unrealized Depreciation
$(1,296,549)

Total return swap with Newedge USA, LLC. The swap provides exposure to the total returns on a basket of independent managers that is calculated on a daily basis with reference to a customized index that is also proprietary to Newedge USA, LLC. The basket is comprised of a diversified collection of global macroeconomic and managed futures trading strategies including discretionary and systematic trading programs. Under the terms of the swap, the adviser has the ability to periodically adjust the notional level of the swap, the notional allocation to each manager, and the mix of trading programs. The swap was effective on October 15, 2014 and may be terminated by either party with at least two business days notice to the other party. In addition, the swap provides for a 0.50% fee to Newedge USA, LLC. (Notional Value $17,282,152)

Exposure by Manager

Underlying Manager	Exposure	Strategy Description
Willowbridge Associates	15.83%	Discretionary Macro | Fundamental
Tialoc Capital	14.18%	Discretionary Macro | Fundamental

Unrealized Depreciation
$(73,346)

Unrealized Depreciation
Total Net Unrealized Depreciation on Swap Contracts	$(1,369,895)

See Notes to Consolidated Financial Statements.

Semi-Annual Report | March 31, 2016	15

Insignia Macro Fund	Consolidated Statement of Assets and Liabilities

March 31, 2016 (Unaudited)

ASSETS:
Investments, at value (cost $47,004,471)	$46,961,082
Cash	3,833,719
Deposit with broker for swap contracts (Note 3)	5,303,677
Receivable for swap contract payments	4,652,529
Receivable for shares sold	79,449
Interest and dividends receivable	186,516
Prepaid expenses and other assets	25,571
Total Assets	61,042,543

LIABILITIES:
Payable for swap contract payments	85,923
Unrealized depreciation on swap contracts	1,369,895
Payable for investments purchased	521,125
Payable for shares redeemed	6,000
Payable to advisor	55,219
Professional fees payable	22,234
Payable for administration fees	39,925
Payable to Trustees	7,971
Payable to Chief Compliance Officer	6,426
Accrued expenses and other liabilities	45,953
Total Liabilities	2,160,671
NET ASSETS	$58,881,872

NET ASSETS CONSIST OF:
Paid-in capital (Note 7)	$60,359,756
Accumulated net investment loss	(312,975)
Accumulated net realized gain on investments and swap contracts	248,375
Net unrealized depreciation on investments and swap contracts	(1,413,284)
NET ASSETS	$58,881,872

PRICING OF SHARES
Class A:
Net Asset Value, offering and redemption price per share	$10.06
Net Assets	$296,685
Shares of beneficial interest outstanding	29,493
Maximum offering price per share (NAV/0.945, based on maximum sales charge of 5.50% of the offering price)	$10.65
Class I:
Net Asset Value, offering and redemption price per share	$10.06
Net Assets	$58,585,187
Shares of beneficial interest outstanding	5,826,127

See Notes to Consolidated Financial Statements.

16	www.insigniafunds.com

Insignia Macro Fund	Consolidated Statement of Operations

For the Six Months ended March 31, 2016 (Unaudited)

INVESTMENT INCOME:
Interest	$224,560
Dividends	7,396
Total Investment Income	231,956

EXPENSES:
Investment advisory fee (Note 8)	388,970
Administration fee	93,408
Distribution and service fees
Class A	364
Custodian fee	7,897
Legal fees	19,320
Audit and tax fees	10,737
Transfer agent fee	22,454
Trustees fees and expenses	8,535
Registration fees	11,436
Printing fees	3,040
Chief Compliance Officer fee	12,851
Insurance expense	4,500
Other expenses	7,994
Total Expenses	591,506
Less fees waived/reimbursed by investment advisor
Class A	(222)
Class I	(46,362)
Total fees waived/reimbursed by investment adviser (Note 8)	(46,584)
Net Expenses	544,922
NET INVESTMENT LOSS	(312,966)

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Investments	(14,406)
Swap contracts	414,229
Net realized gain	399,823

Change in unrealized (depreciation) on:
Investments	4,651
Swap contracts	(989,474)
Net change	(984,823)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(585,000)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(897,966)

See Notes to Consolidated Financial Statements.

Semi-Annual Report | March 31, 2016	17

Insignia Macro Fund	Consolidated Statement of Changes in Net Assets

	Six Months Ended March 31, 2016 (Unaudited)	For the Year Ended September 30, 2015
OPERATIONS:
Net investment loss	$(312,966)	$(611,951)
Net realized gain on investments and swap contracts	399,823	3,781,022
Net change in unrealized depreciation on investments and swap contracts	(984,823)	(1,282,710)
Net increase/(decrease) in net assets resulting from operations	(897,966)	1,886,361
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Advisor Class	(16,366)	(465)
Institutional Class	(3,584,295)	(193,741)
From net realized gains on investments
Advisor Class	–	(81)
Institutional Class	–	(30,286)
Total distributions	(3,600,661)	(224,573)

BENEFICIAL SHARE TRANSACTIONS (Note 7):
Class A
Shares sold	29,500	239,309
Dividends reinvested	16,367	546
Shares redeemed	(2,385)	(51,279)
Net increase from beneficial share transactions	43,482	188,576
Class I
Shares sold	4,925,743	43,664,518
Dividends reinvested	718,228	10,918
Shares redeemed	(6,833,013)	(5,102,475)
Redemption fees	24	425
Net increase/(decrease) from beneficial share transactions	(1,189,018)	38,573,386
Net increase/(decrease) in net assets	(5,644,163)	40,423,750

NET ASSETS:
Beginning of period	64,526,035	24,102,285
End of period(including accumulated net investment income/(loss) of $(312,975) and $3,600,652)	$58,881,872	$64,526,035

See Notes to Consolidated Financial Statements.

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Insignia Macro Fund - Class A	Consolidated Financial Highlights

For a share outstanding through the periods presented.

	Six Months Ended March 31, 2016 (Unaudited)	For the Year Ended September 30, 2015	For the Period Ended September 30, 2014(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$10.82	$10.42	$10.00

INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(b)	(0.07)	(0.16)	(0.08)
Net realized and unrealized gain/(loss) on investments and swap contracts	(0.09)	0.61	0.50
Total from investment operations	(0.16)	0.45	0.42

LESS DISTRIBUTIONS:
From investment income	(0.60)	(0.04)	–
From net realized gain on investments	–	(0.01)	–
Total distributions	(0.60)	(0.05)	–
NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.76)	0.40	0.42
NET ASSET VALUE, END OF PERIOD	$10.06	$10.82	$10.42

TOTAL RETURN(c)	(1.55%)	4.34%	4.20%

See Notes to Consolidated Financial Statements.

20	www.insigniafunds.com

Insignia Macro Fund - Class A	Consolidated Financial Highlights

For a share outstanding through the periods presented.

	Six Months Ended March 31, 2016 (Unaudited)		For the Year Ended September 30, 2015		For the Period Ended September 30, 2014(a)
SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$297		$274		$85

RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver	2.15	%(d)	2.40%		80.48	%(d)
Operating expenses including reimbursement/waiver	2.00	%(d)	1.96	%(e)	1.75	%(d)
Net investment loss including reimbursement/waiver	(1.25	%)(d)	(1.44%)		(1.03	%)(d)

PORTFOLIO TURNOVER RATE(f)	49%		119%		43%

(a)	Commenced operations on January 2, 2014.
(b)	Calculated using the average shares method.
(c)
Total returns are for the period indicated and have not been annualized.  Total returns would have been lower had certain expenses not been waived during the period.  Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Returns shown exclude any applicable sales charge.

(d)	Annualized.
(e)	Contractual expense limitation changed from 1.75% to 2.00% effective February 1, 2015.
(f)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Consolidated Financial Statements.

Semi-Annual Report | March 31, 2016	21

Insignia Macro Fund - Class I	Consolidated Financial Highlights

For a share outstanding through the periods presented.

	Six Months Ended March 31, 2016 (Unaudited)	For the Year Ended September 30, 2015	For the Period Ended September 30, 2014(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$10.82	$10.42	$10.00

INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(b)	(0.05)	(0.13)	(0.06)
Net realized and unrealized gain/(loss) on investments and swap contracts	(0.10)	0.59	0.48
Total from investment operations	(0.15)	0.46	0.42

LESS DISTRIBUTIONS:
From investment income	(0.61)	(0.05)	–
From net realized gain on investments	–	(0.01)	–
Total distributions	(0.61)	(0.06)	–
REDEMPTION FEES (Note 7)	0.00 (c)	0.00 (c)	0.00 (c)
NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.76)	0.40	0.42
NET ASSET VALUE, END OF PERIOD	$10.06	$10.82	$10.42

TOTAL RETURN(d)	(1.49%)	4.39%	4.20%

See Notes to Consolidated Financial Statements.

22	www.insigniafunds.com

Insignia Macro Fund - Class I	Consolidated Financial Highlights

For a share outstanding through the periods presented.

	Six Months Ended March 31, 2016 (Unaudited)		For the Year Ended September 30, 2015		For the Period Ended September 30, 2014(a)
SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$58,585		$64,252		$24,017

RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver	1.90	%(e)	2.17%		3.62	%(e)
Operating expenses including reimbursement/waiver	1.75	%(e)	1.69	%(f)	1.50	%(e)
Net investment loss including reimbursement/waiver	(1.00%	)(e)	(1.18%)		(0.85%	)(e)

PORTFOLIO TURNOVER RATE(g)	49%		119%		43%

(a)	Commenced operations on January 2, 2014.
(b)	Calculated using the average shares method.
(c)	Less than $0.005 per share.
(d)
Total returns are for the period indicated and have not been annualized.  Total returns would have been lower had certain expenses not been waived during the period.  Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)	Annualized.
(f)	Contractual expense limitation changed from 1.50% to 1.75% effective February 1, 2015.
(g)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Consolidated Financial Statements.

Semi-Annual Report | March 31, 2016	23

Insignia Macro Fund	Notes to Consolidated Financial Statements

March 31, 2016 (Unaudited)

1. ORGANIZATION

ALPS Series Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of March 31, 2016, the Trust had 8 registered funds. This semi-annual report describes the Insignia Macro Fund (the “Fund”). The Fund’s primary investment objective is to seek long-term risk-adjusted total return. The Fund currently offers Class A shares and Class I shares. Each share class has identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. The Board of Trustees (the “Board”) may establish additional funds and classes of shares at any time in the future without shareholder approval.

Basis of Consolidation: Insignia Global Macro Offshore Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on September 27, 2013 and is a wholly owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain commodity-related investments on behalf of the Fund. The Fund is the sole shareholder of the Subsidiary, and it is intended that the Fund will remain the sole shareholder and will continue to wholly own and control the Subsidiary. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to vote at general meetings of the Subsidiary and certain rights in connection with any winding-up or repayment of capital, as well as the right to participate in the profits or assets of the Subsidiary. The Fund may invest up to 25% of its total assets in shares of the Subsidiary. As a wholly owned subsidiary of the Fund, the investments of the Subsidiary are included in the consolidated statements of investments and financial highlights of the Fund. All investments held by the Subsidiary are disclosed in the accounts of the Fund. As of March 31, 2016, net assets of the Fund were $58,881,872, of which $10,511,165, or 17.85%, represented the Fund’s ownership of all issued shares and voting rights of the Subsidiary.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”). The Fund is considered an investment company for financial reporting purposes. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

Over-the-counter swap contracts for which market quotations are readily available are valued based on quotes received from independent pricing services or dealers that make markets in such securities.

24	www.insigniafunds.com

Insignia Macro Fund	Notes to Consolidated Financial Statements

March 31, 2016 (Unaudited)

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker dealers that make a market in the security.

When such prices or quotations are not available, or when the fair value committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

Semi-Annual Report | March 31, 2016	25

Insignia Macro Fund	Notes to Consolidated Financial Statements

March 31, 2016 (Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2016:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Asset-Backed Securities	$–	$7,251,253	$–	$7,251,253
Corporate Bonds
Basic Materials	–	956,652	–	956,652
Communications	–	2,672,229	–	2,672,229
Consumer, Cyclical	–	2,219,496	–	2,219,496
Consumer, Non-cyclical	–	1,778,196	–	1,778,196
Energy	–	2,301,789	–	2,301,789
Financial	–	4,950,664	–	4,950,664
Technology	–	479,019	–	479,019
Utilities	–	1,267,768	–	1,267,768
Mortgage-Backed Securities	–	5,588,656	–	5,588,656
Municipal Bonds	–	3,555,897	–	3,555,897
U.S. Treasury Notes & Bonds	–	4,099,848	–	4,099,848
Short-Term Investments	9,839,615	–	–	9,839,615
TOTAL	$9,839,615	$37,121,467	$–	$46,961,082

	Valuation Inputs
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities:
Total Return Swap Contracts	$–	$(1,369,895)	$–	$(1,369,895)
Total	$–	$(1,369,895)	$–	$(1,369,895)

The Fund recognizes transfers between levels as of the end of the period. For the period ended March 31, 2016, the Fund did not have any transfers between Level 1 and Level 2 securities. There were no Level 3 securities held during the period.

Trust Expenses: Some expenses of the Trust can be directly attributed to the Fund. Expenses that cannot be directly attributed to the Fund are apportioned among all funds in the Trust based on average net assets of each fund.

Fund Expenses: Some expenses can be directly attributed to the Fund and are apportioned among the classes based on average net assets of each class.

Class Expenses: Expenses that are specific to a class of shares are charged directly to that share class. Fees provided under the distribution (Rule 12b-1) and/or shareholder service plans for a particular class of the Fund are charged to the operations of such class.

Federal Income Taxes: The Fund complies with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains, if any, each year so that it will not be subject to excise tax on undistributed income and gains. The Fund is not subject to income taxes to the extent such distributions are made.

26	www.insigniafunds.com

Insignia Macro Fund	Notes to Consolidated Financial Statements

March 31, 2016 (Unaudited)

As of and during the period ended March 31, 2016, the Fund did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Fund files U.S. federal, state and local income tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. If applicable, the Fund’s administrator has analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of March 31, 2016, no provision for income tax is required in the Fund’s financial statements related to these tax positions.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date, or for certain foreign securities, as soon as information is available to the Fund. All of the realized and unrealized gains and losses and net investment income are allocated daily to each class in proportion to its average daily net assets.

Foreign Securities: The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Exchange Transactions: The Fund may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Semi-Annual Report | March 31, 2016	27

Insignia Macro Fund	Notes to Consolidated Financial Statements

March 31, 2016 (Unaudited)

Distributions to Shareholders: The Fund normally pays dividends, if any, and distributes capital gains, if any, on an annual basis. Income dividend distributions are derived from interest and other income the Fund receives from its investments, including short term capital gains. Long term capital gain distributions are derived from gains realized when the Fund sells a security it has owned for more than one year. The Fund may make additional distributions and dividends at other times if its portfolio manager or managers believe doing so may be necessary for the Fund to avoid or reduce taxes. Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes.

3. DERIVATIVE INSTRUMENTS

The Fund’s investment objectives permit the Fund to enter into various types of derivatives contracts, including, but not limited to, total return swaps and structured notes. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent in derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Risk of Investing in Derivatives: The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objective, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell or close out the derivative in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. In addition, use of derivatives may increase or decrease exposure to the following risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

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Insignia Macro Fund	Notes to Consolidated Financial Statements

March 31, 2016 (Unaudited)

Commodity Risk: Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Prices of various commodities may also be affected by factors, such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments, which are unpredictable. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions.

Foreign Currency Risk: Currency trading involves significant risks, including market risk, interest rate risk, country risk, counterparty credit risk and short sale risk. Market risk results from the price movement of foreign currency values in response to shifting market supply and demand.

Interest Rate Risk: Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of fixed income securities held by the Fund are likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than equity securities.

Swap Contracts: The Fund may enter into swap transactions to seek to increase total return. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Fund and/or the termination value at the end of the contract.

Therefore, the Fund considers the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market risk, liquidity risk and elements of credit, legal and documentation risk that are not directly reflected in the amounts recognized in the Consolidated Statement of Assets and Liabilities.

The Fund may pay or receive cash as collateral on these contracts which may be recorded as an asset and/or liability. The Fund must set aside liquid assets, or engage in other appropriate measures, to cover its obligations under these contracts. Swaps are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the change in value, if any, is recorded as an unrealized gain or loss. Upfront payments made and/or received by the Fund are recorded as an asset and/or liability and realized gains or losses are recognized ratably over the contract’s term/event, with the exception of forward starting interest rate swaps, whose realized gains or losses are recognized ratably from the effective start date. Periodic payments received or made on swap contracts are recorded as realized gains or losses. Gains or losses are realized upon termination of a swap contract and are recorded on the Consolidated Statement of Operations.

The Fund invests in total return swaps to obtain exposure to a security or market without owning such security or investing directly in that market. Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Swap agreements held at March 31, 2016 are disclosed in the Consolidated Portfolio of Investments.

Semi-Annual Report | March 31, 2016	29

Insignia Macro Fund	Notes to Consolidated Financial Statements

March 31, 2016 (Unaudited)
The average notional shares of the Fund’s swap positions for the period ended March 31, 2016 was $56,445,288.

Derivative Instruments: The following tables disclose the amounts related to the Fund’s use of derivative instruments.

The effect of derivative instruments on the Consolidated Statement of Assets and Liabilities as of March 31, 2016:

Risk Exposure	Consolidated Statement of Assets and Liabilities Location	Liability Derivatives Gross Unrealized Depreciation
Commodity Contracts (total return swap contracts)	Unrealized depreciation on swap contract	$(1,369,895)
Total		$(1,369,895)

The effect of derivative instruments on the Consolidated Statement of Operations for the period ended March 31, 2016:

Risk Exposure	Consolidated Statement of Operations Location	Realized Gain on Derivatives Recognized	Change in Unrealized Depreciation on Derivatives Recognized
Commodity Contracts (total return swap contracts)	Net realized gain/(loss) on Swap Contracts/ Change in unrealized appreciation/ (depreciation) on swap contracts	$414,229	$(989,474)
Total		$414,229	$(989,474)

4. OFFSETTING AGREEMENTS

Certain derivative contracts are executed under standardized netting agreements. A derivative netting arrangement creates an enforceable right of set-off that becomes effective, and affects the realization of settlement on individual assets, liabilities and collateral amounts, only following a specified event of default or early termination. Default events may include the failure to make payments or deliver securities timely, material adverse changes in financial condition or insolvency, the breach of minimum regulatory capital requirements, or loss of license, charter or other legal authorization necessary to perform under the contract. The Fund may manage counterparty risk by entering into enforceable collateral arrangements with counterparties to securities lending agreements. These agreements mitigate counterparty credit risk by providing for a single net settlement with a counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

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Insignia Macro Fund	Notes to Consolidated Financial Statements

March 31, 2016 (Unaudited)

The following table presents derivative financial instruments and securities lending arrangements that are subject to enforceable netting arrangements, collateral arrangements or other similar agreements as of March 31, 2016.

				Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments (a)	Cash Collateral Pledged(a)	Net Amount Payable
Liabilities
Total Return Swap Contracts	$1,369,895	$–	$1,369,895	$–	$(1,369,895)	$–
Total	$1,369,895	$–	$1,369,895	$–	$(1,369,895)	$–

(a)	These amounts are limited to the derivative liability balance and, accordingly, do not include excess collateral pledged.

5. TAX BASIS INFORMATION

Tax Basis of Distributions to Shareholders: The character of distributions made during the period from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by the Fund. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end. Accordingly, tax basis balances have not been determined as of the date of the semi-annual.

Semi-Annual Report | March 31, 2016	31

Insignia Macro Fund	Notes to Consolidated Financial Statements

March 31, 2016 (Unaudited)

The tax character of distributions paid by the Fund for the fiscal year ended September 30, 2015 and the fiscal period ended September 30, 2014 were as follows:

Distributions Paid From:	2015	2014
Ordinary Income	$224,573	$–
Total	$224,573	$–

Unrealized Appreciation and Depreciation on Investments: As of March 31, 2016, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation for Federal tax purposes were as follows:

Gross unrealized appreciation (excess of value over tax cost)	$33,255
Gross unrealized depreciation (excess of tax cost over value)	(76,644)
Net unrealized depreciation	$(43,389)
Cost of investments for income tax purposes	$47,004,471

6. SECURITIES TRANSACTIONS

Purchases and sales of securities, excluding short-term securities, during the period ended March 31, 2016 were as follows:

Purchases of Securities	Proceeds From Sales of Securities
$17,700,590	$23,487,989

Purchases and sales of U.S. Government Obligations during the period ended March 31, 2016 were as follows:

Purchases of Securities	Proceeds From Sales of Securities
$2,699,798	$3,900,000

7. BENEFICIAL SHARE TRANSACTIONS

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. Holders of the shares of the Fund have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are transferable and redeemable at the option of the shareholder. Shares have no pre-emptive rights. Neither the Fund nor any of its creditors has the right to require shareholders to pay any additional amounts solely because the shareholder owns the shares.

Shares redeemed within 60 days of purchase may incur a 1.00% short-term redemption fee deducted from the redemption amount. For the period ended March 31, 2016, the redemption fees charged by the Fund are presented in the Consolidated Statements of Changes in Net Assets.

32	www.insigniafunds.com

Insignia Macro Fund	Notes to Consolidated Financial Statements

March 31, 2016 (Unaudited)

Transactions in common shares were as follows:

	Six Months Ended March 31, 2016 (Unaudited)	For the Year Ended September 30, 2015
Class A:
Shares sold	2,801	21,866
Shares issued in reinvestment of distributions to shareholders	1,600	52
Shares redeemed	(265)	(4,723)
Net increase from share transactions	4,136	17,195

Class I:
Shares sold	467,598	4,102,816
Shares issued in reinvestment of distributions to shareholders	70,208	1,032
Shares redeemed	(651,560)	(469,126)
Net increase/(decrease) from share transactions	(113,754)	3,634,722

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. The Fund has one unaffiliated shareholder representing approximately 69% of total Fund shares. Investment activities of this shareholder could have a material impact on the Fund.

8. MANAGEMENT AND RELATED PARTY TRANSACTIONS

Investment Advisory: Meritage Capital, LLC (“Meritage Capital” or the “Adviser”), subject to the authority of the Board, is responsible for the overall management and administration of the Fund’s business affairs. The Adviser has delegated a portion of the daily management of the Fund to Sage Advisory Services, Ltd. Co. (the “Sub-Adviser”). The Adviser and the Sub-Adviser manage the investments of the Fund in accordance with the Fund’s investment objective, policies and limitations and investment guidelines established jointly by the Adviser and the Trustees.

Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser, the Fund pays the Adviser an annual management fee of 1.25% based on the Fund’s average daily net assets during the month. Pursuant to an Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”), the Adviser pays the Sub-Adviser an annual sub-advisory management fee of 0.10% for the first $25 million, 0.18% for the subsequent $25 million and 0.10% once assets have reached over $50 million, with a minimum annual fee of $25,000. These management fees are based on the Fund’s average daily net assets during the month and are paid on a monthly basis. The Adviser is required to pay all fees due to the Sub-Adviser out of the management fee the Adviser receives from the Fund. The initial term for both the Advisory Agreement and Sub-Advisory Agreement is two years. The Board may extend the Advisory Agreement and/or the Sub-Advisory Agreement for additional one-year terms. The Board, shareholders of the Fund or the Adviser may terminate the Advisory Agreement or the Sub-Advisory Agreement upon 60 days’ notice.

Semi-Annual Report | March 31, 2016	33

Insignia Macro Fund	Notes to Consolidated Financial Statements

March 31, 2016 (Unaudited)

Pursuant to a fee waiver letter agreement (the “Fee Waiver Agreement”), the Adviser has contractually agreed to limit the amount of the Fund’s Total Annual Fund Operating Expenses, exclusive of Distribution and Service (12b-1) fees, Shareholder Service Fees, Acquired Fund Fees and Expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses, to 1.75% of the Fund’s average daily net assets for Class A and Class I shares. The Fee Waiver Agreement is in effect through January 31, 2017. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Fee Waiver Agreement to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in the Fee Waiver Agreement. The Fund will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year in which the fees and expense were deferred. The Adviser may not discontinue the Fee Waiver Agreement without the approval by the Fund’s Board.

For the six-month period ended March 31, 2016, the fee waivers and/or reimbursements were as follows:

Fees Waived/ Reimbursed by Adviser
Class A	$(222)
Class I	(46,362)
TOTAL	$(46,584)

As of September 30, 2015, the balances of recoupable expenses were as follows:

	Expires 2018	Expires 2017
Class A	$(849)	$(27,075)
Class I	(248,402)	(272,155)

Administrator: ALPS Fund Services, Inc (“ALPS”) (an affiliate of ALPS Distributors, Inc.) serves as administrator to the Fund. The Fund has agreed to pay expenses incurred in connection with its administrative activities. Pursuant to the Administration, Bookkeeping and Pricing Services Agreement with the Trust, ALPS will provide operational services to the Fund including, but not limited to, fund accounting and fund administration and generally assist in the Fund’s operations. The Fund’s administration fee is accrued on a daily basis and paid monthly. The officers of the Trust are employees of ALPS. Administration fees paid by the Fund for the period ended March 31, 2016 are disclosed in the Consolidated Statement of Operations. ALPS is reimbursed by the Fund for certain out-of-pocket expenses.

Transfer Agent: ALPS serves as transfer agent for the Fund under a Transfer Agency and Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Fund plus fees for open accounts and is reimbursed for certain out-of-pocket expenses.

34	www.insigniafunds.com

Insignia Macro Fund	Notes to Consolidated Financial Statements

March 31, 2016 (Unaudited)

Compliance Services: ALPS provides services as the Fund’s Chief Compliance Officer to monitor and test the policies and procedures of the Fund in conjunction with requirements under Rule 38a-1 of the 1940 Act pursuant to a Chief Compliance Officer Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Fund and is reimbursed for certain out-of-pocket expenses.

Distribution: ALPS Distributors, Inc. (the “Distributor”) (an affiliate of ALPS) acts as the principal underwriter of the Fund’s shares pursuant to a Distribution Agreement with the Trust. Shares of the Fund are offered on a continuous basis through the Distributor, as agent of the Fund. The Distributor is not obligated to sell any particular amount of shares and is not entitled to any compensation for its services as the Fund’s principal underwriter pursuant to the Distribution Agreement.

The Fund has adopted a separate plan of distribution for Class A shares pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan allows the Fund to use Class A assets to pay fees in connection with the distribution and marketing of Class A shares and/or the provision of shareholder services to Class A shareholders. The Plan permits payment for services in connection with the administration of plans or programs that use Class A shares of the Fund as their funding medium and for related expenses. The Plan permits the Fund to make total payments at an annual rate of up to 0.25% of a Fund’s average daily net assets attributable to its Class A shares. Because these fees are paid out of the Fund’s Class A assets on an ongoing basis, over time they will increase the cost of an investment in Class A shares, and Plan fees may cost an investor more than other types of sales charges. Plan fees are shown as distribution and service fees on the Consolidated Statement of Operations.

9. TRUSTEES

As of March 31, 2016, there were four Trustees, three of whom are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”). The Independent Trustees receive a quarterly retainer of $4,000, plus $2,000 for each regular Board or Committee meeting attended, $2,000 for each special telephonic Board or Committee meeting attended and $2,000 for each special in-person Board meeting attended. The Independent Trustees are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings and for meeting-related expenses. Officers of the Trust and Trustees who are interested persons of the Trust receive no salary or fees from the Trust.

10. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

Semi-Annual Report | March 31, 2016	35

Insignia Macro Fund	Additional Information

March 31, 2016 (Unaudited)

1. PROXY VOTING POLICIES AND VOTING RECORD

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, (i) by calling the Fund (toll-free) at 1-855-674-4642 or (ii) on the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling the Fund (toll-free) at 1-855-674-4642 or (ii) on the SEC’s website at http://www.sec.gov.

2. PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

2. DISCLOSURE REGARDING RENEWAL AND APPROVAL OF FUND ADVISORY AND SUB-ADVISORY AGREEMENTS

On November 19, 2015, the Trustees met in person to discuss, among other things, the renewal and approval of the Investment Advisory Agreement between the Trust and Meritage Capital (the “Advisory Agreement”) and the Investment Sub-Advisory Agreement among the Trust, Meritage Capital and the Sub-Adviser (the “Sub-Advisory Agreement”) in accordance with Section 15(c) of the 1940 Act. The Independent Trustees met with independent legal counsel during executive session and discussed the Advisory Agreement, the Sub-Advisory Agreement and other related materials.

In renewing and approving the Advisory Agreement with Meritage Capital and the Sub-Advisory Agreement with the Sub-Adviser, the Trustees, including all of the Independent Trustees, considered the following factors with respect to the Fund:

Investment Advisory and Sub-Advisory Fee Rates: The Trustees reviewed and considered (i) the contractual annual advisory fee paid by the Fund to Meritage Capital of 1.25% of the Fund’s daily average net assets, and (ii) the contractual annual sub-advisory fee paid by Meritage Capital to the Sub-Adviser of 0.10% on the first $25 million, 0.18% on the next $25 million and 0.10% over $50 million, with an annual minimum of $25,000, in light of the extent and quality of the advisory services to be provided by each of Meritage Capital and the Sub-Adviser to the Fund.

The Trustees considered the information they received comparing the Fund’s contractual annual advisory fee and overall expenses with those of funds in the peer group selected by an independent provider of investment company data. The Trustees noted that the Fund’s contractual annual advisory fee of 1.25% is below the peer group average and the same as the peer group median. The Trustees further noted the following: (i) the Fund’s Class A total expense ratio of 2.00% is below the peer group average and peer group median; and (ii) the Fund’s Class I total expense ratio of 1.75% is below the peer group average and peer group median.

36	www.insigniafunds.com

Insignia Macro Fund	Additional Information

March 31, 2016 (Unaudited)

Nature, Extent and Quality of the Services under the Advisory and Sub-Advisory Agreements: The Trustees received and considered information regarding the nature, extent and quality of services provided to the Fund under the Advisory Agreement with Meritage Capital and under the Sub-Advisory Agreement with the Sub-Adviser. The Trustees reviewed certain background materials supplied by Meritage Capital and the Sub-Adviser in their presentations, including their Forms ADV.

The Trustees reviewed and considered Meritage Capital’s and the Sub-Adviser’s investment advisory personnel, their history as asset managers and their performance and the amount of assets currently under management by Meritage Capital and the Sub-Adviser. The Trustees also reviewed the research and decision-making processes utilized by Meritage Capital and the Sub-Adviser, including the methods adopted to seek to achieve compliance with the investment objective, policies and restrictions of the Fund.

The Trustees considered the background and experience of Meritage Capital’s and the Sub-Adviser’s management in connection with the Fund, including reviewing the qualifications, backgrounds and responsibilities of the management team primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments. The Trustees also reviewed, among other things, Meritage Capital’s and the Sub-Adviser’s Codes of Ethics.

Performance: The Trustees reviewed performance information for the Fund’s Class A and Class I shares for the one-year and year-to-date periods ended September 30, 2015. That review included a comparison of the Fund’s performance to the performance of a peer group of comparable funds selected by an independent provider of investment company data. The Trustees noted that, for the one-year period ended September 30, 2015, the performance of the Fund’s Class A shares was below the peer group average and the same as the peer group median, and the performance of the Fund’s Class I shares was below the peer group average and slightly below the peer group median. The Trustees also considered Meritage Capital’s discussion of the top contributors to and detractors from the Fund’s performance results, as well as Meritage Capital’s and the Sub-Adviser’s performance and reputation generally and their investment techniques, risk management controls and decision-making processes.

Accounts Using Comparable Strategies: The Trustees reviewed the information provided by Meritage Capital regarding an account that employs a comparable strategy to the Fund and the fees charged with respect to that account. The Trustees noted that Meritage Capital currently manages a registered commodity pool with a similar investment objective to that of the Fund at a higher management fee than the Fund. The Trustees also noted that one of Meritage Capital’s stated reasons for the lower fees for the Fund is that, unlike the private commodity pool, the Fund accesses its managed futures exposure through total return swaps and incurs the fees embedded in the swap transaction, which, in this instance, was the less expensive approach.

The Adviser’s Profitability: The Trustees received and considered current and projected profitability analyses prepared by each of Meritage Capital and the Sub-Adviser based on the fees paid under the Advisory Agreement and Sub-Advisory Agreement, respectively. The Trustees considered the profits, if any, that have been realized or are anticipated to be realized by Meritage Capital and the Sub-Adviser in connection with the operation of the Fund. The Trustees also reviewed and discussed the financial statement information provided by Meritage Capital for its fiscal year ended December 31, 2014, as well as for the year-to-date period ended June 30, 2015 in order to analyze the financial condition and stability and profitability of Meritage Capital. The Trustees further reviewed and discussed the audited financial statements provided by the Sub-Adviser for its fiscal years ended December 31, 2013 and 2014 in order to analyze the financial condition and stability and profitability of the Sub-Adviser.

Semi-Annual Report | March 31, 2016	37

Insignia Macro Fund	Additional Information

March 31, 2016 (Unaudited)

Economies of Scale: The Trustees considered whether economies of scale in the provision of services to the Fund will be passed along to the shareholders under the proposed Advisory Agreement.

Other Benefits to the Adviser and the Sub-Adviser: The Trustees reviewed and considered any other incidental benefits derived or to be derived by Meritage Capital and by the Sub-Adviser from their relationship with the Fund, noting that neither Meritage Capital nor the Sub-Adviser engages in soft dollar arrangements.

During the review process, the Trustees noted certain instances where clarification or follow-up was appropriate and others where the Trustees determined that further clarification or follow-up was not necessary. In those instances where clarification or follow-up was requested, the Board determined that in each case either information responsive to its requests had been provided, or where any request was outstanding in whole or in part, given the totality of the information provided, the Board had received sufficient information to approve the Advisory Agreement with Meritage Capital and the Sub-Advisory Agreement with the Sub-Adviser.

The Board summarized its deliberations with respect to the Advisory Agreement with Meritage Capital and the Sub-Advisory Agreement with the Sub-Adviser. In selecting Meritage Capital as the Fund’s adviser and the fees charged under the Advisory Agreement and the Sub-Adviser as the Fund’s sub-adviser and the fees charged under the Sub-Advisory Agreement, the Trustees concluded that no single factor reviewed by the Trustees was identified by the Trustees to be determinative as the principal factor in whether to approve the Advisory Agreement and the Sub-Advisory Agreement. Further, the Independent Trustees were advised by separate independent legal counsel throughout the process. The Trustees, including all of the Independent Trustees, concluded that:

●
the contractual annual advisory fee of 1.25% to be paid to Meritage Capital under the Advisory Agreement and the contractual annual sub-advisory fees of 0.10% on the first $25 million, 0.18% on the next $25 million and 0.10% over $50 million, with an annual minimum of $25,000, paid by Meritage Capital to the Sub-Adviser under the Sub-Advisory Agreement and the total expense ratios of 2.00% and 1.75% for the Class A and Class I shares, respectively, of the Fund, taking into account the contractual fee waiver in place, were fair to the Fund’s shareholders;

●	the terms and provisions of the fee waiver letter agreement between the Trust, on behalf of the Fund, and Meritage Capital were not unreasonable;
●	the nature, extent and quality of services rendered by Meritage Capital under the Advisory Agreement and by the Sub-Adviser under the Sub-Advisory Agreement were adequate;

38	www.insigniafunds.com

Insignia Macro Fund	Additional Information

March 31, 2016 (Unaudited)

●
while the performance history of the Fund was short in that the Fund did not yet have a three-year track record, and although the Fund underperformed relative to its peer group, the overall performance of the Fund was within an acceptable range of the performance of the funds in its peer group provided by an independent provider of investment company data for the one-year period ended September 30, 2015;

●
bearing in mind the limitations of comparing different types of managed accounts and the different levels of service typically associated with such accounts, the fee structures applicable to Meritage Capital’s other clients employing a comparable strategy to the Fund were not indicative of any unreasonableness with respect to the advisory fee payable by the Fund;

●	the profit, if any, realized by Meritage Capital and the Sub-Adviser in connection with the operation of the Fund was not unreasonable to the Fund; and
●
there were no material economies of scale or other incidental benefits accruing to Meritage Capital or the Sub-Adviser in connection with their relationship with the Fund. Based on the Trustees’ deliberations and their evaluation of the information described above, the Trustees, including all of the Independent Trustees, concluded that Meritage Capital’s and the Sub-Adviser’s compensation for investment advisory and sub-advisory services, respectively, is consistent with the best interests of the Fund and its shareholders.

Based on the Trustees’ deliberations and their evaluation of the information described above, the Trustees, including all of the Independent Trustees, concluded that Meritage Capital’s and the Sub-Adviser’s compensation for investment advisory and sub-advisory services, respectively, is consistent with the best interests of the Fund and its shareholders.

On May 27, 2016, the Trustees met in person to discuss, among other things, supplemental information they received comparing the Fund’s contractual annual advisory fee and overall expenses with those of funds in the peer group selected by an independent provider of investment company data (the “Independent Data Provider”). It was noted that this supplemental information included the corrected total expense ratios of the Funds’ Class A and Class I shares of 2.00% and 1.75%, respectively, rather than the total expense ratios of 1.75% and 1.50% for the Fund’s Class A and Class I shares, respectively, included in the Independent Data Provider’s peer group information provided in the materials for the Trustees’ November 19, 2015 meeting. It was further noted that other materials provided to the Trustees in connection with the November 19, 2015 meeting correctly disclosed the current total expense ratios for the Fund’s Class A and Class I shares of 2.00% and 1.75%, respectively.

After reviewing the supplemental information received from the Independent Data Provider, the Trustees noted that (i) the Fund’s Class A total expense ratio of 2.00% is slightly above the peer group average and peer group median and (ii) the Fund’s Class I total expense ratio of 1.75% is slightly above the peer group average and peer group median. Based on the Trustees’ review of this supplemental information, the Trustees, including a majority of the Independent Trustees, concluded that the difference in the total expense ratios was not material and would not have effected their deliberations and conclusion at the November 19, 2015 meeting that Meritage Capital’s and the Sub-Adviser’s compensation for investment advisory and sub-advisory services, respectively, is consistent with the best interests of the Fund and its shareholders.

Semi-Annual Report | March 31, 2016	39

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SEMI-ANNUAL REPORT

MARCH 31, 2016

Class A (IGMFX)

Class I (IGMLX)

Insignia
macro fund

Must be accompanied or preceded by a Prospectus. Distributor: ALPS Distributors, Inc. for the Insignia Macro Fund.

Item 2.	Code of Ethics.

Not applicable to this report.

Item 3.	Audit Committee Financial Expert.

Not applicable to this report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the Reports to Stockholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K, or this Item.

Item 11.	Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this report and have concluded that the registrant’s disclosure controls and procedures were effective as of that date.

(b)
There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable to this report.

(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.Cert.

(a)(3)	None.

(b)	The certifications by the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPS SERIES TRUST

By:	/s/ Jeremy O. May
Jeremy O. May
President (Principal Executive Officer)

Date:	June 6, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeremy O. May
Jeremy O. May
President (Principal Executive Officer)

Date:	June 6, 2016

By:	/s/ Kimberly R. Storms
Kimberly R. Storms
Treasurer (Principal Financial Officer)

Date:	June 6, 2016